UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	March 31, 2023

Date of reporting period:	September 30, 2022

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

September 30, 2022
iShares Trust
iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX
iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
iShares U.S. Home Construction ETF | ITB | Cboe BZX
iShares U.S. Infrastructure ETF | IFRA | Cboe BZX
iShares U.S. Insurance ETF | IAK | NYSE Arca
iShares U.S. Medical Devices ETF | IHI | NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX
iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
iShares U.S. Real Estate ETF | IYR | NYSE Arca
iShares U.S. Regional Banks ETF | IAT | NYSE Arca
iShares U.S. Telecommunications ETF | IYZ | Cboe BZX
2022 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of
Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe)
offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of September 30, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities
(MSCI Europe, Australasia,
Far East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(10.42) (14.15)

This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
U.S. Aerospace & Defense ETF
4
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (17.12) % (11.71) % 1.63% 12.21% (11.71) % 8.40% 216.34%
Fund Market ................
(17.13) (11.66) 1.64 12.22 – % (11.66) 8.46 216.76
Index ..................... (16.95) (11.39) 2.06 12.67 (11.39) 10.73 229.64
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 828.80  $ 1.83  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Aerospace & Defense ............................. 97.3%
Industrial Machinery .............................. 2.2
Leisure Products ................................ 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Raytheon Technologies Corp. ....................... 21.4%
Lockheed Martin Corp. ............................ 16.2
Boeing Co. (The) ................................ 7.4
Northrop Grumman Corp. .......................... 4.8
General Dynamics Corp. ........................... 4.7
Textron, Inc. ................................... 4.5
L3Harris Technologies, Inc. ......................... 4.5
TransDigm Group, Inc. ............................ 4.3
Howmet Aerospace, Inc. ........................... 4.2
Huntington Ingalls Industries, Inc. ..................... 3.2
aaa aa

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
5
Fund Summary
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (13.64) % (16.38) % 10.25% 16.37% (16.38) % 62.87% 355.57%
Fund Market ................
(13.64) (16.40) 10.26 16.39 – % (16.40) 62.97 356.06
Index ..................... (13.46) (16.05) 10.63 16.76 (16.05) 65.68 370.86
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 863.60  $ 1.87  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Investment Banking & Brokerage ..................... 77.4%
Financial Exchanges & Data ........................ 22.3
Asset Management & Custody Banks .................. 0.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Morgan Stanley ................................. 19.5%
Goldman Sachs Group, Inc. (The) .................... 18.4
Charles Schwab Corp. (The) ........................ 7.0
LPL Financial Holdings, Inc. ......................... 4.8
Cboe Global Markets, Inc. .......................... 4.7
Raymond James Financial, Inc. ...................... 4.6
Nasdaq, Inc. ................................... 4.5
MarketAxess Holdings, Inc. ......................... 4.4
CME Group, Inc., Class A .......................... 4.4
Intercontinental Exchange, Inc. ...................... 4.4
aaa aa

iShares
®
U.S. Healthcare Providers ETF
6
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (9.38) % 0.53% 13.01% 14.99% 0.53% 84.29% 304.12%
Fund Market .................
(9.40) 0.49 13.02 14.99 – % 0.49 84.37 304.29
Index ...................... (9.22) 0.91 13.47 15.45 0.91 88.07 320.80
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 906.20  $ 1.91  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Managed Health Care ............................. 45.6%
Health Care Services ............................. 38.6
Health Care Facilities ............................. 11.2
Health Care Technology ........................... 4.4
Life Sciences Tools & Services ....................... 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 23.1%
CVS Health Corp. ............................... 14.8
Elevance Health, Inc. ............................. 7.7
Humana, Inc. .................................. 4.8
Cigna Corp. ................................... 4.6
Centene Corp. .................................. 4.2
HCA Healthcare, Inc. ............................. 4.1
Molina Healthcare, Inc. ............................ 3.8
Laboratory Corp. of America Holdings .................. 3.6
Quest Diagnostics, Inc. ............................ 2.8
aaa aa

iShares
®
U.S. Home Construction ETF
7
Fund Summary
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (11.85) % (20.84) % 7.92% 10.91% (20.84) % 46.41% 181.74%
Fund Market ................
(11.78) (20.75) 7.94 10.93 – % (20.75) 46.54 182.14
Index ..................... (11.68) (20.54) 8.37 11.40 (20.54) 49.50 194.21
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 881.50  $ 1.89  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Homebuilding .................................. 65.8%
Building Products ................................ 13.2
Home Improvement Retail .......................... 10.6
Specialty Chemicals .............................. 4.2
Trading Companies & Distributors ..................... 2.4
Home Furnishings ............................... 2.1
Other (each representing less than 1%) ................. 1.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
DR Horton, Inc. ................................. 15.0%
Lennar Corp., Class A ............................. 13.4
NVR, Inc. ..................................... 8.6
PulteGroup, Inc. ................................ 6.1
Lowe's Companies, Inc. ........................... 4.5
Home Depot, Inc. (The) ........................... 4.5
Sherwin-Williams Co. (The) ......................... 4.2
TopBuild Corp. ................................. 3.7
Toll Brothers, Inc. ................................ 3.2
Masco Corp. ................................... 2.3
aaa aa

iShares
®
U.S. Infrastructure ETF
8
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE
®
FactSet U.S. Infrastructure Index
SM
(the “Index”).
The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 3, 2018. The first day of secondary market trading was April 5, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................. (16.50) % (3.64) % 7.82% (3.64) % 40.30%
Fund Market ............................................
(16.45) (3.58) 7.85 – % (3.58) 40.46
Index ................................................. (16.46) (3.41) 8 . 2 1 (3.41) 40. 52
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 835.00  $ 1.38  $ 1,000.00  $ 1,023.56  $ 1.52  0.30%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Electric Utilities ................................. 19.0%
Construction & Engineering ......................... 13.3
Multi-Utilities ................................... 10.5
Steel ........................................ 7.6
Building Products ................................ 7.0
Oil & Gas Storage & Transportation ................... 6.9
Gas Utilities ................................... 5.3
Water Utilities .................................. 5.2
Commodity Chemicals ............................ 3.6
Specialty Chemicals .............................. 2.7
Trading Companies & Distributors ..................... 2.5
Construction Machinery & Heavy Trucks ................ 2.3
Railroads ..................................... 2.1
Industrial Machinery .............................. 1.9
Construction Materials ............................ 1.8
Aluminum ..................................... 1.5
Forest Products ................................. 1.2
Other (each representing less than 1%) ................. 5.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Constellation Energy Corp. ......................... 0.8%
PG&E Corp. ................................... 0.8
South Jersey Industries, Inc. ........................ 0.8
PNM Resources, Inc. ............................. 0.8
DT Midstream, Inc. ............................... 0.8
NextEra Energy, Inc. ............................. 0.7
American States Water Co. ......................... 0.7
California Water Service Group ...................... 0.7
NorthWestern Corp. .............................. 0.7
Antero Midstream Corp. ........................... 0.7
aaa aa

iShares
®
U.S. Insurance ETF
9
Fund Summary
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the
Dow Jones U.S. Select Insurance Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (12.57) % 2.87% 6.65% 11.59% 2.87% 38.01% 199.28%
Fund Market .................
(12.52) 3.06 6.69 11.60 – % 3.06 38.23 199.76
Index ...................... (12.36) 3.34 7.09 12.05 3.34 40.82 212.10
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 874.30  $ 1.88  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Property & Casualty Insurance ....................... 54.4%
Life & Health Insurance ............................ 24.5
Multi-line Insurance .............................. 10.3
Insurance Brokers ............................... 7.9
Reinsurance ................................... 1.9
Other Diversified Financial Services ................... 1.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Chubb Ltd. .................................... 11.7%
Progressive Corp. (The) ........................... 10.5
MetLife, Inc. ................................... 6.3
American International Group, Inc. .................... 5.6
Arthur J Gallagher & Co. ........................... 5.6
Allstate Corp. (The) .............................. 4.8
Travelers Companies, Inc. (The) ...................... 4.7
Aflac, Inc. ..................................... 4.5
Prudential Financial, Inc. ........................... 4.3
Hartford Financial Services Group, Inc. (The) ............. 3.3
aaa aa

iShares
®
U.S. Medical Devices ETF
10
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (22.41) % (24.63) % 11.48% 15.78% (24.63) % 72.15% 332.68%
Fund Market ................
(22.35) (24.51) 11.49 15.80 – % (24.51) 72.30 333.42
Index ..................... (22.27) (24.36) 11.93 16.25 (24.36) 75.72 350.78
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 775.90  $ 1.78  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Health Care Equipment ............................ 78.8%
Life Sciences Tools & Services ....................... 20.8
Health Care Supplies ............................. 0.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Thermo Fisher Scientific, Inc. ........................ 17.6%
Abbott Laboratories .............................. 15.0
Medtronic PLC ................................. 9.5
Stryker Corp. .................................. 4.7
Boston Scientific Corp. ............................ 4.6
Edwards Lifesciences Corp. ........................ 4.4
Intuitive Surgical, Inc. ............................. 4.4
Becton Dickinson and Co. .......................... 4.2
ResMed , Inc. .................................. 3.3
Dexcom , Inc. ................................... 3.3
aaa aa

iShares
®
U.S. Oil & Gas Exploration & Production ETF
11
Fund Summary
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production Index
TM
(the “Index”). The Fund invests in a representative
sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 0.97% 48.75% 10.10% 4.63% 48.75% 61.77% 57.31%
Fund Market ..................
0.89 48.77 10.10 4.64 – % 48.77 61.80 57.38
Index ....................... 1.18 49.37 10.54 5.05 49.37 65.07 63.74
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,009.70  $ 2.02  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Oil & Gas Exploration & Production .................... 73.9%
Oil & Gas Refining & Marketing ...................... 18.9
Oil & Gas Storage & Transportation ................... 7.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
ConocoPhillips ................................. 18.1%
EOG Resources, Inc. ............................. 9.1
Pioneer Natural Resources Co. ...................... 7.2
Marathon Petroleum Corp. ......................... 6.9
Cheniere Energy, Inc. ............................. 5.1
Valero Energy Corp. .............................. 4.5
Phillips 66 ..................................... 4.5
Hess Corp. .................................... 4.4
Devon Energy Corp. .............................. 4.3
Diamondback Energy, Inc. .......................... 3.3
aaa aa

iShares
®
U.S. Oil Equipment & Services ETF
12
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (25.13) % 5.96% (15.03) % (10.53) % 5.96% (55.71) % (67.14) %
Fund Market ................
(24.98) 6.06 (15.01) (10.52) – % 6.06 (55.64) (67.11)
Index ..................... (25.01) 6.32 (14.70) (10.26) 6.32 (54.84) (66.13)
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 748.70  $ 1.75  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Oil & Gas Equipment & Services ..................... 82.5%
Oil & Gas Drilling ................................ 17.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Schlumberger NV ............................... 24.2%
Halliburton Co. ................................. 20.3
TechnipFMC PLC ............................... 5.0
NOV, Inc. ..................................... 4.7
ChampionX Corp. ............................... 4.6
Valaris , Ltd. .................................... 4.5
Helmerich & Payne, Inc. ........................... 4.4
Baker Hughes Co., Class A ......................... 4.3
Patterson-UTI Energy, Inc. ......................... 3.8
Cactus, Inc., Class A ............................. 3.5
aaa aa

iShares
®
U.S. Pharmaceuticals ETF
13
Fund Summary
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (11.99) % (5.84) % 3.07% 8.10% (5.84) % 16.35% 117.80%
Fund Market ................
(11.94) (5.82) 3.11 8.11 – % (5.82) 16.52 118.04
Index ..................... (11.86) (5.62) 3.36 8.41 (5.62) 17.99 124.22
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 880.10  $ 1.89  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Pharmaceuticals ................................ 95.9%
Biotechnology .................................. 4.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Johnson & Johnson .............................. 23.5%
Pfizer, Inc. .................................... 18.9
Eli Lilly & Co. .................................. 4.9
Bristol-Myers Squibb Co. ........................... 4.9
Merck & Co., Inc. ................................ 4.7
Royalty Pharma PLC, Class A ....................... 4.4
Zoetis, Inc., Class A .............................. 4.4
Viatris , Inc. .................................... 4.1
Catalent , Inc. .................................. 3.7
Jazz Pharmaceuticals PLC ......................... 3.5
aaa aa

iShares
®
U.S. Real Estate ETF
14
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the
Dow Jones U.S. Real Estate Capped Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through January 24, 2021 reflects the performance of the Dow Jones U.S. Real Esate Index
TM
. Index performance beginning on January 25, 2021 reflects
the performance of the Dow Jones U.S. Real Estate Capped Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (23.52) % (18.19) % 3.36% 5.97% (18.19) % 17.97% 78.55%
Fund Market ................
(23.67) (18.17) 3.36 5.96 – % (18.17) 17.98 78.46
Index ..................... (23.37) (17.87) 3.70 6.42 (17.87) 19.91 86.28
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 764.80  $ 1.77  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Specialized REITs ............................... 39.7%
Residential REITs ............................... 14.9
Industrial REITs ................................. 11.5
Retail REITs ................................... 10.0
Health Care REITs ............................... 7.8
Office REITs ................................... 5.1
Real Estate Services ............................. 3.2
Research & Consulting Services ...................... 2.4
Mortgage REITs ................................ 2.2
Diversified REITs ................................ 2.0
Other (each representing less than 1%) ................. 1.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
American Tower Corp. ............................ 8.7%
Prologis, Inc. ................................... 6.6
Crown Castle, Inc. ............................... 5.5
Equinix , Inc. ................................... 4.5
Public Storage .................................. 4.0
Realty Income Corp. .............................. 3.1
SBA Communications Corp., Class A ................... 2.7
Welltower , Inc. .................................. 2.6
Simon Property Group, Inc. ......................... 2.6
VICI Properties, Inc. .............................. 2.5
aaa aa

iShares
®
U.S. Regional Banks ETF
15
Fund Summary
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (17.58) % (18.99) % 2.90% 8.84% (18.99) % 15.35% 133.28%
Fund Market ................
(17.70) (19.07) 2.88 8.83 – % (19.07) 15.27 133.12
Index ..................... (17.40) (18.66) 3.31 9.30 (18.66) 17.70 143.37
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 824.20  $ 1.83  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Regional Banks ................................. 88.3%
Diversified Banks ................................ 10.8
Thrifts & Mortgage Finance ......................... 0.9
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
PNC Financial Services Group, Inc. (The) ............... 12.1%
Truist Financial Corp. ............................. 11.4
U.S. Bancorp .................................. 10.8
M&T Bank Corp. ................................ 6.1
Fifth Third Bancorp .............................. 4.4
First Republic Bank .............................. 4.2
SVB Financial Group ............................. 4.0
Huntington Bancshares, Inc. ........................ 3.8
Regions Financial Corp. ........................... 3.8
Citizens Financial Group, Inc. ....................... 3.4
aaa aa

iShares
®
U.S. Telecommunications ETF
16
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Russell 1000 Telecommunications RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Select Telecommunications Index. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (29.43) % (34.46) % (4.95) % 0.50% (34.46) % (22.41) % 5.14%
Fund Market ................
(29.42) (34.46) (4.93) 0.51 – % (34.46) (22.34) 5.19
Index ..................... (29.31) (34.23) (4 . 71 ) 0 . 71 (34.23) (21.44) 7 . 30
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 705.70  $ 1.71  $ 1,000.00  $ 1,023.06  $ 2.03  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Communications Equipment ........................ 39.6%
Cable & Satellite ................................ 26.4
Integrated Telecommunication Services ................. 24.0
Wireless Telecommunication Services .................. 4.3
Movies & Entertainment ........................... 3.0
Alternative Carriers .............................. 2.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Cisco Systems, Inc. .............................. 16.8%
Verizon Communications, Inc. ....................... 16.2
Comcast Corp., Class A ........................... 13.2
AT&T, Inc. ..................................... 4.7
T-Mobile U.S., Inc. ............................... 4.3
Arista Networks, Inc. ............................. 3.6
Motorola Solutions, Inc. ........................... 3.6
Juniper Networks, Inc. ............................ 3.3
Ubiquiti, Inc. ................................... 3.3
Ciena Corp. ................................... 3.2
aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
U.S. Aerospace & Defense ETF
(Percentages shown are based on Net Assets)
18
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  97 .2%
AAR Corp.
(a)
............................. 416,906 $ 14,933,573
Aerojet Rocketdyne Holdings, Inc.
(a)
............. 937,219 37,479,388
AeroVironment, Inc.
(a) (b)
...................... 309,766 25,822,094
Archer Aviation, Inc. , Class A
(a) (b)
................ 1,733,849 4,525,346
Axon Enterprise, Inc.
(a) (b)
..................... 836,971 96,879,393
Boeing Co. (The)
(a) (b)
........................ 2,078,425 251,655,699
BWX Technologies, Inc.
(b)
.................... 1,130,636 56,950,135
Curtiss-Wright Corp. ........................ 475,912 66,227,914
General Dynamics Corp. ..................... 744,137 157,883,547
HEICO Corp.
(b)
........................... 458,084 65,954,935
HEICO Corp. , Class A ....................... 797,110 91,364,748
Hexcel Corp. ............................. 1,042,456 53,915,824
Howmet Aerospace, Inc.
(b)
.................... 4,582,590 141,739,509
Huntington Ingalls Industries, Inc. ............... 495,162 109,678,383
Kaman Corp. , Class A ....................... 346,873 9,688,163
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 1,561,093 15,860,705
L3Harris Technologies, Inc. ................... 726,871 151,065,600
Lockheed Martin Corp. ...................... 1,416,904 547,335,846
Maxar Technologies, Inc.
(b)
................... 919,781 17,218,300
Mercury Systems, Inc.
(a) (b)
.................... 714,865 29,023,519
Moog, Inc. , Class A ........................ 358,975 25,253,891
National Presto Industries, Inc. ................. 63,113 4,105,501
Northrop Grumman Corp.
(b)
................... 347,431 163,403,748
Parsons Corp.
(a) (b)
.......................... 410,773 16,102,302
Raytheon Technologies Corp. ................. 8,865,304 725,713,785
Rocket Lab USA, Inc.
(a) (b)
..................... 2,673,858 10,882,602
Spirit AeroSystems Holdings, Inc. , Class A
(b)
........ 1,303,201 28,566,166
Textron, Inc.
(b)
............................ 2,621,968 152,755,856
TransDigm Group, Inc. ...................... 275,618 144,649,839
Triumph Group, Inc.
(a)
....................... 803,575 6,902,709
Virgin Galactic Holdings, Inc.
(a) (b)
................ 2,789,924 13,140,542
Security Shares Value
a
Aerospace & Defense (continued)
Woodward, Inc.
(b)
.......................... 745,740 $ 59,853,092
3,296,532,654
a
Industrial Machinery  —  2 .2%
RBC Bearings, Inc.
(a) (b)
...................... 358,604 74,521,497
a
Leisure Products  —  0 .5%
Smith & Wesson Brands, Inc. .................. 568,678 5,897,191
Sturm Ruger & Co., Inc. ..................... 218,856 11,115,696
17,012,887
a
Total Long-Term  Investments — 99.9%
(Cost: $ 3,784,033,380 ) ............................... 3,388,067,038
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.18%
(c) (d) (e)
............................ 51,457,950 51,473,387
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.81%
(c) (d)
............................. 16,857,221 16,857,221
a
Total Short-Term Securities — 2.0%
(Cost: $ 68,303,536 ) ................................. 68,330,608
Total Investments — 101.9%
(Cost: $ 3,852,336,916 ) ............................... 3,456,397,646
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (66,104,431)
Net Assets — 100.0% ................................. $ 3,390,293,215
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 30,259,215 $ 21,147,882
(a)
$ — $ 48,903 $ 17,387 $ 51,473,387 51,457,950 $ 198,990
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,110,000 12,747,221
(a)
— — — 16,857,221 16,857,221 19,883 —
$ 48,903 $ 17,387
$ 68,330,608
$ 218,873 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
19
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index. ................................................................. 21 12/16/22 $ 1,759 $ (197,026)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 197,026 $ — $ — $ — $ 197,026
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (1,365,980) $ — $ — $ — $ (1,365,980)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (219,242) $ — $ — $ — $ (219,242)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,876,173
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Aerospace & Defense ETF
20
2022
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 3,388,067,038 $ — $ — $ 3,388,067,038
Short-Term Securities
Money Market Funds .......................................... 68,330,608 — — 68,330,608
$ 3,456,397,646 $ — $ — $ 3,456,397,646
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (197,026) $ — $ — $ (197,026)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
September 30, 2022
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Asset Management & Custody Banks  —  0 .3%
Diamond Hill Investment Group, Inc. ............. 8,505 $ 1,403,325
a
Financial Exchanges & Data  —  22 .3%
Cboe Global Markets, Inc. .................... 186,728 21,916,265
CME Group, Inc. , Class A .................... 115,286 20,420,609
Intercontinental Exchange, Inc. ................ 225,771 20,398,410
MarketAxess Holdings, Inc. ................... 93,236 20,744,078
Nasdaq, Inc. ............................. 370,016 20,972,507
104,451,869
a
Investment Banking & Brokerage  —  77 .3%
B Riley Financial, Inc. ....................... 43,482 1,935,819
BGC Partners, Inc. , Class A ................... 899,935 2,825,796
Charles Schwab Corp. (The) .................. 458,133 32,926,019
Cowen, Inc. , Class A ....................... 72,224 2,790,735
Evercore, Inc. , Class A ...................... 98,973 8,140,529
Goldman Sachs Group, Inc. (The) .............. 295,057 86,466,454
Houlihan Lokey, Inc. , Class A .................. 136,492 10,288,767
Interactive Brokers Group, Inc. , Class A ........... 282,647 18,063,970
Jefferies Financial Group, Inc. ................. 511,082 15,076,919
Lazard Ltd. , Class A ........................ 309,916 9,864,626
LPL Financial Holdings, Inc.
(a)
................. 103,206 22,548,447
Moelis & Co. , Class A ....................... 176,098 5,953,873
Morgan Stanley ........................... 1,157,497 91,453,838
Piper Sandler Companies .................... 37,677 3,946,289
Security Shares Value
a
Investment Banking & Brokerage (continued)
PJT Partners, Inc. , Class A ................... 66,581 $ 4,448,942
Raymond James Financial, Inc. ................ 218,447 21,586,933
Stifel Financial Corp. ....................... 291,716 15,142,978
StoneX Group, Inc.
(a) (b)
...................... 47,333 3,925,799
Virtu Financial, Inc. , Class A ................... 263,368 5,470,153
362,856,886
a
Total Long-Term  Investments — 99.9%
(Cost: $ 550,567,865 ) ................................ 468,712,080
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.18%
(c) (d) (e)
............................ 5,343,277 5,344,880
a
Total Short-Term Securities — 1.1%
(Cost: $ 5,344,880 ) .................................. 5,344,880
Total Investments — 101.0%
(Cost: $ 555,912,745 ) ................................ 474,056,960
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (4,708,120)
Net Assets — 100.0% ................................. $ 469,348,840
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ — $ 5,343,461
(a)
$ — $ 1,419 $ — $ 5,344,880 5,343,277 $ 1,203
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 720,000 — (720,000)
(a)
— — — — 2,539 —
$ 1,419 $ —
$ 5,344,880
$ 3,742 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
22
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 4 12/16/22 $ 375 $ (40,702)
Russell 2000 E-Mini Index ............................................................... 2 12/16/22 167 (8,265)
$ (48,967)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 48,967 $ — $ — $ — $ 48,967
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (202,632) $ — $ — $ — $ (202,632)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (58,345) $ — $ — $ — $ (58,345)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 458,450
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 468,712,080  $ —  $ —  $ 468,712,080
Short-Term Securities
Money Market Funds ...................................... 5,344,880  —  —  5,344,880
$ 474,056,960  $ —  $ —  $ 474,056,960
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (48,967) $ —  $ —  $ (48,967)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
U.S. Healthcare Providers ETF
(Percentages shown are based on Net Assets)
24
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Health Care Facilities  — 11.3%
Acadia Healthcare Co., Inc.
(a)
.................. 268,458 $ 20,988,046
Brookdale Senior Living, Inc.
(a)
................. 551,367 2,354,337
Cano Health, Inc., Class A
(a)(b)
................. 514,030 4,456,640
Community Health Systems, Inc.
(a)(b)
............. 369,617 794,677
Encompass Health Corp. .................... 294,869 13,336,925
Ensign Group, Inc. (The)
(b)
.................... 163,396 12,989,982
Hanger, Inc.
(a)
............................ 115,209 2,156,712
HCA Healthcare, Inc. ....................... 339,997 62,488,049
National HealthCare Corp. .................... 40,232 2,548,295
Pennant Group, Inc. (The)
(a)(b)
................. 82,870 862,677
Select Medical Holdings Corp. ................. 305,148 6,743,771
Surgery Partners, Inc.
(a)(b)
.................... 114,156 2,671,250
Tenet Healthcare Corp.
(a)(b)
.................... 318,839 16,445,716
U.S. Physical Therapy, Inc. ................... 38,387 2,918,180
Universal Health Services, Inc., Class B
(b)
......... 194,210 17,125,438
168,880,695
a
Health Care Services  — 38.6%
1Life Healthcare, Inc.
(a)(b)
..................... 496,059 8,507,412
Accolade, Inc.
(a) (b)
.......................... 182,874 2,088,421
Addus HomeCare Corp.
(a)
.................... 47,520 4,525,805
Agiliti, Inc.
(a)(b)
............................ 98,299 1,406,659
agilon health, Inc.
(a)(b)
....................... 582,922 13,652,033
Amedisys, Inc.
(a)(b)
......................... 95,877 9,279,935
Apollo Medical Holdings, Inc.
(a)(b)
................ 116,083 4,527,237
Castle Biosciences, Inc.
(a)
.................... 72,969 1,903,031
Chemed Corp.
(b)
.......................... 44,048 19,229,595
Cigna Corp. ............................. 248,737 69,017,055
CorVel Corp.
(a)(b)
........................... 27,340 3,784,676
CVS Health Corp. ......................... 2,345,159 223,657,814
DaVita, Inc.
(a)(b)
........................... 164,587 13,622,866
DocGo, Inc.
(a)
............................ 238,571 2,366,624
Enhabit, Inc.
(a)
............................ 147,308 2,068,204
Fulgent Genetics, Inc.
(a)
..................... 59,859 2,281,825
Guardant Health, Inc.
(a)(b)
..................... 302,086 16,261,289
Hims & Hers Health, Inc., Class A
(a)(b)
............ 357,895 1,997,054
Invitae Corp.
(a)(b)
........................... 652,810 1,605,913
Laboratory Corp. of America Holdings ............ 267,155 54,716,016
LHC Group, Inc.
(a)
......................... 91,696 15,006,967
LifeStance Health Group, Inc.
(a)(b)
............... 277,611 1,837,785
ModivCare, Inc.
(a)
.......................... 37,482 3,736,206
Oak Street Health, Inc.
(a)(b)
.................... 342,423 8,396,212
OPKO Health, Inc.
(a)(b)
....................... 1,207,730 2,282,610
Option Care Health, Inc.
(a)(b)
................... 456,829 14,376,409
Pediatrix Medical Group, Inc.
(a)(b)
................ 249,288 4,115,745
Premier, Inc., Class A ....................... 348,682 11,834,267
Privia Health Group, Inc.
(a)(b)
................... 144,880 4,934,613
Quest Diagnostics, Inc. ...................... 344,600 42,278,974
R1 RCM, Inc.
(a)
........................... 405,767 7,518,862
RadNet, Inc.
(a)
............................ 143,796 2,926,249
Sema4 Holdings Corp., Class A
(a)(b)
.............. 790,653 693,798
Signify Health, Inc., Class A
(a)(b)
................ 203,869 5,942,781
582,380,942
a
Health Care Technology  — 4.4%
American Well Corp., Class A
(a)
................ 710,289 2,549,938
Certara, Inc.
(a)(b)
........................... 311,845 4,141,302
Change Healthcare, Inc.
(a)
.................... 745,643 20,497,726
Definitive Healthcare Corp., Class A
(a)(b)
........... 106,811 1,659,843
Doximity, Inc., Class A
(a)(b)
.................... 326,458 9,865,561
GoodRx Holdings, Inc., Class A
(a)(b)
.............. 226,703 1,058,703
Health Catalyst, Inc.
(a)(b)
...................... 161,536 1,566,899
HealthStream, Inc.
(a)
........................ 71,704 1,524,427
Security Shares Value
a
Health Care Technology (continued)
Multiplan Corp., Class A
(a)(b)
................... 697,995 $ 1,996,266
Phreesia, Inc.
(a)
........................... 154,815 3,944,686
Schrodinger, Inc.
(a)(b)
........................ 157,645 3,937,972
Sharecare, Inc.
(a)(b)
......................... 936,209 1,778,797
Teladoc Health, Inc.
(a)(b)
...................... 477,741 12,110,734
66,632,854
a
Life Sciences Tools & Services  — 0.2%
NeoGenomics, Inc.
(a)(b)
...................... 371,335 3,197,194
a
Managed Health Care  — 45.6%
Alignment Healthcare, Inc.
(a)
.................. 243,216 2,879,677
Centene Corp.
(a)
.......................... 807,497 62,831,342
Clover Health Investments Corp., Class A
(a)(b)
....... 961,608 1,634,734
Elevance Health, Inc. ....................... 256,810 116,653,374
HealthEquity, Inc.
(a)
......................... 249,329 16,747,429
Humana, Inc. ............................ 149,757 72,660,599
Molina Healthcare, Inc.
(a)
..................... 171,700 56,633,528
Progyny, Inc.
(a)(b)
.......................... 220,419 8,168,728
UnitedHealth Group, Inc. ..................... 691,359 349,163,949
687,373,360
a
Total Long-Term  Investments — 100.1%
(Cost: $1,582,053,639) ............................... 1,508,465,045
a
Short-Term Securities
Money Market Funds  —  5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 85,390,198 85,415,815
a
Total Short-Term Securities — 5.7%
(Cost: $85,369,863) ................................. 85,415,815
Total Investments — 105.8%
(Cost: $1,667,423,502) ............................... 1,593,880,860
Liabilities in Excess of Other Assets — (5.8)% ............... (87,251,320)
Net Assets — 100.0% ................................. $ 1,506,629,540
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
25
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Reali zed
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 49,212,785  $ 36,163,785
(a)
$ —  $ 2,966  $ 36,279  $ 85,415,815  85,390,198  $ 85,129
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 1,470,000  —  (1,470,000)
(a)
—  —  —  —  7,954  —
$ 2,966  $ 36,279
$ 85,415,815
$ 93,083  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ........................................................... 12 12/16/22 $ 1,474 $ (23,045)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 23,045 $ — $ — $ — $ 23,045
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (170,425) $ — $ — $ — $ (170,425)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (80,388) $ — $ — $ — $ (80,388)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Healthcare Providers ETF
26
2022
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,248,923
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,508,465,045  $ —  $ —  $ 1,508,465,045
Short-Term Securities
Money Market Funds ...................................... 85,415,815  —  —  85,415,815
$ 1,593,880,860  $ —  $ —  $ 1,593,880,860
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (23,045) $ —  $ —  $ (23,045)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
September 30, 2022
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  — 13.2%
American Woodmark Corp.
(a)(b)
................. 41,925 $ 1,838,830
AZEK Co., Inc. (The), Class A
(a)(b)
............... 275,994 4,587,020
Builders FirstSource, Inc.
(a)(b)
.................. 393,240 23,169,701
Fortune Brands Home & Security, Inc. ............ 325,822 17,493,383
Hayward Holdings, Inc.
(a)(b)
.................... 255,672 2,267,811
JELD-WEN Holding, Inc.
(a)
.................... 212,890 1,862,788
Lennox International, Inc. .................... 81,237 18,089,043
Masco Corp. ............................. 568,212 26,529,818
Masonite International Corp.
(a)(b)
................ 56,099 3,999,298
Owens Corning ........................... 242,479 19,061,274
PGT Innovations, Inc.
(a)(b)
..................... 150,873 3,162,298
Quanex Building Products Corp. ................ 84,186 1,528,818
Simpson Manufacturing Co., Inc. ............... 108,760 8,526,784
Trex Co., Inc.
(a)(b)
.......................... 277,814 12,207,147
UFP Industries, Inc. ........................ 155,263 11,203,778
155,527,791
a
Construction Materials  — 0.9%
Eagle Materials, Inc. ........................ 94,949 10,176,634
a
Forest Products  — 0.8%
Louisiana-Pacific Corp. ...................... 186,125 9,527,739
a
Home Furnishings  — 2.0%
Ethan Allen Interiors, Inc. .................... 57,603 1,217,728
Leggett & Platt, Inc. ........................ 334,141 11,100,164
Mohawk Industries, Inc.
(a)
.................... 132,865 12,115,959
24,433,851
a
Home Improvement Retail  — 10.6%
Floor & Decor Holdings, Inc., Class A
(a)(b)
.......... 267,166 18,771,083
Home Depot, Inc. (The) ..................... 192,162 53,025,182
LL Flooring Holdings, Inc.
(a)(b)
.................. 74,123 513,672
Lowe's Companies, Inc. ..................... 283,966 53,331,655
125,641,592
a
Homebuilding  — 65.8%
Beazer Homes USA, Inc.
(a)
................... 243,027 2,350,071
Cavco Industries, Inc.
(a)
...................... 68,499 14,094,354
Century Communities, Inc.
(b)
.................. 237,838 10,174,710
DR Horton, Inc.
(b)
.......................... 2,618,322 176,343,987
Green Brick Partners, Inc.
(a)
................... 224,827 4,806,801
Installed Building Products, Inc. ................ 195,183 15,807,871
KB Home ............................... 699,560 18,132,595
Lennar Corp., Class A ....................... 2,111,392 157,404,273
Lennar Corp., Class B ...................... 120,560 7,174,526
LGI Homes, Inc.
(a)(b)
........................ 169,585 13,799,132
M/I Homes, Inc.
(a)
.......................... 229,871 8,328,226
MDC Holdings, Inc. ........................ 471,359 12,924,664
Meritage Homes Corp.
(a)
..................... 302,789 21,276,983
NVR, Inc.
(a)
.............................. 25,553 101,881,855
PulteGroup, Inc. .......................... 1,916,893 71,883,488
Skyline Champion Corp.
(a)(b)
................... 438,088 23,161,713
Taylor Morrison Home Corp.
(a)(b)
................ 941,141 21,947,408
Toll Brothers, Inc. .......................... 885,410 37,187,220
TopBuild Corp.
(a)
.......................... 268,112 44,179,495
Tri Pointe Homes, Inc.
(a)
..................... 841,602 12,716,606
775,575,978
a
Specialty Chemicals  — 4.2%
Sherwin-Williams Co. (The)
(b)
.................. 239,526 49,042,948
a
Security Shares Value
a
Trading Companies & Distributors  — 2.4%
Beacon Roofing Supply, Inc.
(a)(b)
................ 127,745 $ 6,990,207
Watsco, Inc. ............................. 83,666 21,540,648
28,530,855
a
Total Long-Term  Investments — 99.9%
(Cost: $1,741,770,209) ............................... 1,178,457,388
a
Short-Term Securities
Money Market Funds  —  5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 67,303,459 67,323,650
a
Total Short-Term Securities — 5.7%
(Cost: $67,305,792) ................................. 67,323,650
Total Investments — 105.6%
(Cost: $1,809,076,001) ............................... 1,245,781,038
Liabilities in Excess of Other Assets — (5.6)% ............... (66,138,485)
Net Assets — 100.0% ................................. $ 1,179,642,553
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Home Construction ETF
28
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 30,168,682  $ 37,124,601
(a)
$ —  $ 19,104  $ 11,263  $ 67,323,650  67,303,459  $ 49,450
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 2,040,000  —  (2,040,000)
(a)
—  —  —  —  6,830  —
$ 19,104  $ 11,263
$ 67,323,650
$ 56,280  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index ............................................................ 5 12/16/22 $ 1,104 $ (111,612)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 111,612 $ — $ — $ — $ 111,612
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (91,188) $ — $ — $ — $ (91,188)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (204,320) $ — $ — $ — $ (204,320)

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
29
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,765,553
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 1,178,457,388 $ — $ — $ 1,178,457,388
Short-Term Securities
Money Market Funds .......................................... 67,323,650 — — 67,323,650
$ 1,245,781,038 $ — $ — $ 1,245,781,038
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (111,612) $ — $ — $ (111,612)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
30
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aluminum  — 1.6%
Arconic Corp.
(a)
........................... 390,609 $ 6,655,977
Century Aluminum Co.
(a)(b)
.................... 1,335,799 7,053,019
Kaiser Aluminum Corp. ...................... 141,492 8,680,534
22,389,530
a
Auto Parts & Equipment  — 0.6%
XPEL, Inc.
(a)(b)
............................ 146,205 9,421,450
a
Building Products  — 6.9%
Advanced Drainage Systems, Inc.
(b)
............. 73,908 9,191,938
Apogee Enterprises, Inc. ..................... 253,870 9,702,911
Armstrong World Industries, Inc. ................ 119,032 9,430,905
AZEK Co., Inc. (The), Class A
(a)
................ 543,052 9,025,524
Builders FirstSource, Inc.
(a)
................... 166,648 9,818,900
Carlisle Companies, Inc. ..................... 33,104 9,282,693
Gibraltar Industries, Inc.
(a)
.................... 251,762 10,304,619
Insteel Industries, Inc. ....................... 353,077 9,367,133
Owens Corning ........................... 118,109 9,284,548
Simpson Manufacturing Co., Inc. ............... 109,813 8,609,339
Trex Co., Inc.
(a)
........................... 212,758 9,348,587
103,367,097
a
Commodity Chemicals  — 3.6%
AdvanSix, Inc. ............................ 281,985 9,051,718
Hawkins, Inc. ............................ 264,833 10,325,839
LyondellBasell Industries NV, Class A ............ 114,324 8,606,311
Olin Corp. ............................... 181,854 7,797,900
Tredegar Corp. ........................... 976,577 9,218,887
Westlake Corp. ........................... 101,064 8,780,440
53,781,095
a
Construction & Engineering  — 13.3%
AECOM ................................ 134,749 9,212,789
API Group Corp.
(a)
......................... 639,084 8,480,645
Argan, Inc. .............................. 306,176 9,849,682
Comfort Systems USA, Inc.
(b)
.................. 98,314 9,568,902
Construction Partners, Inc., Class A
(a)
............ 342,170 8,975,119
EMCOR Group, Inc. ........................ 82,261 9,499,500
Fluor Corp.
(a)
............................. 380,262 9,464,721
Granite Construction, Inc. .................... 341,045 8,659,133
Great Lakes Dredge & Dock Corp.
(a)
............. 1,049,805 7,957,522
IES Holdings, Inc.
(a)
........................ 334,789 9,246,872
Infrastructure and Energy Alternatives, Inc.
(a)
....... 694,929 9,409,339
MasTec, Inc.
(a)(b)
........................... 122,775 7,796,212
MDU Resources Group, Inc. .................. 331,430 9,064,610
MYR Group, Inc.
(a)
......................... 112,655 9,545,258
Northwest Pipe Co.
(a)
....................... 317,309 8,916,383
NV5 Global, Inc.
(a)(b)
........................ 73,923 9,153,146
Primoris Services Corp. ..................... 500,993 8,141,136
Quanta Services, Inc. ....................... 69,599 8,866,217
Stantec, Inc.
(b)
............................ 209,385 9,177,345
Sterling Infrastructure, Inc.
(a)
.................. 409,248 8,786,555
Tutor Perini Corp.
(a)
........................ 1,478,483 8,161,226
Valmont Industries, Inc.
(b)
.................... 36,320 9,756,278
197,688,590
a
Construction Machinery & Heavy Trucks  — 2.4%
Astec Industries, Inc. ....................... 264,028 8,235,034
Greenbrier Companies, Inc. (The) ............... 354,397 8,601,215
Terex Corp. .............................. 301,092 8,954,476
Trinity Industries, Inc. ....................... 417,509 8,913,817
34,704,542
a
Security Shares Value
a
Construction Materials  — 1.8%
Martin Marietta Materials, Inc. ................. 29,126 $ 9,381,193
Summit Materials, Inc., Class A
(a)
............... 350,458 8,396,974
Vulcan Materials Co. ....................... 59,992 9,461,338
27,239,505
a
Copper  — 0.7%
Taseko Mines, Ltd.
(a)(b)
....................... 9,545,985 10,882,423
a
Distributors  — 0.6%
Pool Corp. .............................. 29,098 9,259,275
a
Diversified Metals & Mining  — 0.7%
Compass Minerals International, Inc. ............. 251,938 9,707,171
a
Electric Utilities  — 18.9%
ALLETE, Inc. ............................ 201,485 10,084,324
Alliant Energy Corp. ........................ 190,547 10,097,086
American Electric Power Co., Inc. ............... 118,592 10,252,278
Avangrid, Inc. ............................ 239,980 10,007,166
Constellation Energy Corp. ................... 145,298 12,087,341
Duke Energy Corp. ........................ 106,164 9,875,375
Edison International ........................ 171,669 9,713,032
Entergy Corp. ............................ 100,646 10,128,007
Evergy, Inc. .............................. 177,323 10,532,986
Eversource Energy ........................ 136,346 10,629,534
Exelon Corp. ............................. 262,778 9,843,664
FirstEnergy Corp. ......................... 290,030 10,731,110
Fortis, Inc.
(b)
............................. 268,935 10,216,841
Hawaiian Electric Industries, Inc. ............... 300,198 10,404,863
IDACORP, Inc. ........................... 107,355 10,629,219
MGE Energy, Inc. .......................... 151,653 9,952,986
NextEra Energy, Inc. ....................... 141,055 11,060,123
NRG Energy, Inc. .......................... 281,198 10,761,447
OGE Energy Corp. ......................... 288,164 10,506,459
Otter Tail Corp. ........................... 160,912 9,899,306
PG&E Corp.
(a)(b)
........................... 931,581 11,644,762
Pinnacle West Capital Corp. .................. 156,507 10,096,267
PNM Resources, Inc. ....................... 252,096 11,528,350
Portland General Electric Co. .................. 232,998 10,126,093
PPL Corp. .............................. 404,714 10,259,500
Southern Co. (The) ........................ 150,662 10,245,016
Xcel Energy, Inc. .......................... 164,558 10,531,712
281,844,847
a
Electrical Components & Equipment  — 0.7%
SunPower Corp.
(a)
......................... 431,513 9,942,060
a
Environmental & Facilities Services  — 0.6%
Tetra Tech, Inc. ........................... 74,702 9,601,448
a
Forest Products  — 1.2%
Louisiana-Pacific Corp. ...................... 183,324 9,384,355
West Fraser Timber Co., Ltd. .................. 115,242 8,353,893
17,738,248
a
Gas Utilities  — 5.3%
Atmos Energy Corp. ........................ 106,459 10,842,849
Chesapeake Utilities Corp. ................... 39,604 4,569,905
New Jersey Resources Corp. .................. 273,114 10,569,512
Northwest Natural Holding Co. ................. 246,720 10,702,714
ONE Gas, Inc. ............................ 151,735 10,680,627
South Jersey Industries, Inc. .................. 348,347 11,641,757
Southwest Gas Holdings, Inc. ................. 122,379 8,535,935
Spire, Inc. ............................... 174,379 10,869,043
78,412,342
a

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Independent Power Producers & Energy Traders  — 0.7%
Vistra Corp. ............................. 469,177 $ 9,852,717
a
Industrial Machinery  — 1.8%
Luxfer Holdings PLC ....................... 622,864 9,031,528
Mueller Industries, Inc. ...................... 157,198 9,343,849
Omega Flex, Inc. .......................... 100,052 9,266,816
27,642,193
a
Multi-Utilities  — 10.5%
Algonquin Power & Utilities Corp.
(b)
.............. 882,131 9,624,049
Ameren Corp. ............................ 126,081 10,155,825
Avista Corp. ............................. 286,572 10,617,493
Black Hills Corp. .......................... 160,254 10,854,003
CenterPoint Energy, Inc. ..................... 379,449 10,692,873
CMS Energy Corp. ......................... 174,512 10,163,579
Consolidated Edison, Inc. .................... 120,279 10,315,127
Dominion Energy, Inc. ....................... 147,709 10,208,169
DTE Energy Co. .......................... 91,619 10,540,766
NiSource, Inc. ............................ 413,164 10,407,601
NorthWestern Corp. ........................ 221,596 10,920,251
Public Service Enterprise Group, Inc. ............ 187,975 10,569,834
Sempra Energy ........................... 71,273 10,686,674
Unitil Corp. .............................. 224,067 10,407,912
WEC Energy Group, Inc. ..................... 113,743 10,172,036
156,336,192
a
Oil & Gas Equipment & Services  — 0.5%
U.S. Silica Holdings, Inc.
(a)
.................... 720,638 7,890,986
a
Oil & Gas Storage & Transportation  — 6.9%
Antero Midstream Corp. ..................... 1,187,540 10,901,617
DT Midstream, Inc. ......................... 218,184 11,321,568
Enbridge, Inc.
(b)
........................... 280,984 10,424,506
EnLink Midstream LLC ...................... 1,109,383 9,862,415
Equitrans Midstream Corp. ................... 1,287,562 9,630,964
Kinder Morgan, Inc., Class P .................. 631,034 10,500,406
Kinetik Holdings, Inc., Class A ................. 327,677 10,675,717
ONEOK, Inc. ............................. 190,913 9,782,382
TC Energy Corp. .......................... 244,852 9,865,087
Williams Companies, Inc. (The) ................ 349,658 10,010,708
102,975,370
a
Railroads  — 2.0%
CSX Corp. .............................. 379,172 10,101,142
Norfolk Southern Corp. ...................... 49,204 10,315,619
Union Pacific Corp. ........................ 52,143 10,158,499
30,575,260
a
Research & Consulting Services  — 0.6%
Jacobs Solutions, Inc. ....................... 81,748 8,868,841
a
Specialty Chemicals  — 2.7%
Avient Corp. ............................. 229,206 6,944,942
Danimer Scientific, Inc., Class A
(a)(b)
.............. 2,456,498 7,246,669
Eastman Chemical Co. ...................... 106,804 7,588,424
Ecovyst, Inc.
(a)
............................ 1,108,628 9,356,820
Ingevity Corp.
(a)
........................... 142,756 8,655,296
39,792,151
a
Steel  — 7.5%
ATI, Inc.
(a)(b)
.............................. 332,214 8,840,215
Carpenter Technology Corp. .................. 303,398 9,447,814
Cleveland-Cliffs, Inc.
(a)(b)
..................... 580,833 7,823,821
Commercial Metals Co. ...................... 250,092 8,873,264
Haynes International, Inc. .................... 259,674 9,119,751
Nucor Corp. ............................. 74,256 7,944,649
Security Shares Value
a
Steel (continued)
Olympic Steel, Inc. ......................... 374,181 $ 8,535,069
Reliance Steel & Aluminum Co. ................ 53,224 9,282,798
Ryerson Holding Corp. ...................... 351,619 9,050,673
Steel Dynamics, Inc. ........................ 121,793 8,641,213
TimkenSteel Corp.
(a)
........................ 659,239 9,881,993
United States Steel Corp. .................... 447,437 8,107,558
Worthington Industries, Inc. ................... 198,832 7,583,452
113,132,270
a
Trading Companies & Distributors  — 2.4%
BlueLinx Holdings, Inc.
(a)(b)
.................... 142,306 8,837,202
Boise Cascade Co.
(b)
....................... 157,589 9,370,242
H&E Equipment Services, Inc. ................. 320,980 9,096,573
United Rentals, Inc.
(a)
....................... 34,006 9,185,701
36,489,718
a
Water Utilities  — 5.2%
American States Water Co. ................... 141,404 11,022,442
American Water Works Co., Inc. ................ 79,103 10,296,047
Artesian Resources Corp., Class A, NVS .......... 214,981 10,344,886
California Water Service Group ................ 209,173 11,021,325
Essential Utilities, Inc. ....................... 238,339 9,862,468
Middlesex Water Co. ....................... 45,999 3,551,123
SJW Group .............................. 182,789 10,528,646
York Water Co. (The) ....................... 268,547 10,320,261
76,947,198
a
Total Long-Term  Investments — 99.7%
(Cost: $1,698,775,959) ............................... 1,486,482,519
a
Short-Term Securities
Money Market Funds  —  1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 24,344,716 24,352,020
a
Total Short-Term Securities — 1.6%
(Cost: $24,340,929) ................................. 24,352,020
Total Investments — 101.3%
(Cost: $1,723,116,888) ............................... 1,510,834,539
Liabilities in Excess of Other Assets — (1.3)% ............... (19,950,286)
Net Assets — 100.0% ................................. $ 1,490,884,253
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Infrastructure ETF
32
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 6,922,144  $ 17,418,093
(a)
$ —  $ 1,648  $ 10,135  $ 24,352,020  24,344,716  $ 788,084
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 1,310,000  —  (1,310,000)
(a)
—  —  —  —  23,605  —
$ 1,648  $ 10,135
$ 24,352,020
$ 811,689  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 5 12/16/22 $ 377 $ (19,873)
E-Mini Utilities Select Sector Index ......................................................... 17 12/16/22 1,128 (174,302)
S&P MidCap 400 E-Mini Index ............................................................ 11 12/16/22 2,429 (219,273)
$ (413,448)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 413,448 $ — $ — $ — $ 413,448
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (213,920) $ — $ — $ — $ (213,920)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (432,816) $ — $ — $ — $ (432,816)

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
33
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,535,407
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,486,482,519  $ —  $ —  $ 1,486,482,519
Short-Term Securities
Money Market Funds ...................................... 24,352,020  —  —  24,352,020
$ 1,510,834,539  $ —  $ —  $ 1,510,834,539
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (413,448) $ —  $ —  $ (413,448)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
U.S. Insurance ETF
(Percentages shown are based on Net Assets)
34
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Insurance Brokers  — 7.9%
Arthur J Gallagher & Co. ..................... 99,982 $ 17,118,918
Brown & Brown, Inc. ........................ 118,487 7,166,094
24,285,012
a
Life & Health Insurance  — 24.3%
Aflac, Inc. ............................... 243,891 13,706,674
American Equity Investment Life Holding Co. ....... 36,030 1,343,559
Brighthouse Financial, Inc.
(a)
.................. 36,608 1,589,519
CNO Financial Group, Inc. .................... 58,460 1,050,526
Genworth Financial, Inc., Class A
(a)
.............. 217,350 760,725
Globe Life, Inc. ........................... 46,084 4,594,575
Lincoln National Corp. ...................... 78,803 3,460,240
MetLife, Inc. ............................. 318,479 19,357,154
National Western Life Group, Inc., Class A ......... 1,213 207,180
Oscar Health, Inc., Class A
(a)
.................. 56,546 282,164
Primerica, Inc. ............................ 18,914 2,334,933
Principal Financial Group, Inc. ................. 117,150 8,452,372
Prudential Financial, Inc. ..................... 154,972 13,293,498
Trupanion, Inc.
(a)(b)
......................... 17,900 1,063,797
Unum Group ............................. 95,637 3,710,716
75,207,632
a
Multi-line Insurance  — 10.4%
American International Group, Inc. .............. 361,459 17,162,073
Assurant, Inc. ............................ 27,067 3,932,023
Hartford Financial Services Group, Inc. (The) ....... 163,320 10,116,041
Horace Mann Educators Corp. ................. 16,953 598,271
31,808,408
a
Other Diversified Financial Services  — 1.0%
Voya Financial, Inc. ........................ 49,844 3,015,562
a
Property & Casualty Insurance  — 54.3%
Allstate Corp. (The) ........................ 118,632 14,773,243
Ambac Financial Group, Inc.
(a)
................. 23,581 300,658
American Financial Group, Inc. ................ 35,524 4,366,965
AMERISAFE, Inc. ......................... 10,271 479,964
Arch Capital Group Ltd.
(a)(b)
................... 186,566 8,496,216
Argo Group International Holdings, Ltd. ........... 18,064 347,913
Assured Guaranty Ltd. ...................... 31,260 1,514,547
Axis Capital Holdings Ltd. .................... 38,901 1,911,984
Chubb Ltd. .............................. 198,523 36,107,363
Cincinnati Financial Corp. .................... 80,461 7,206,892
CNA Financial Corp. ........................ 14,669 541,286
Employers Holdings, Inc. ..................... 11,944 411,949
Erie Indemnity Co., Class A, NVS ............... 12,698 2,822,892
First American Financial Corp. ................. 52,645 2,426,934
Hanover Insurance Group, Inc. (The) ............ 17,993 2,305,623
James River Group Holdings, Ltd. .............. 19,182 437,541
Kemper Corp. ............................ 32,571 1,343,879
Kinsale Capital Group, Inc.
(b)
.................. 10,959 2,799,148
Lemonade, Inc.
(a)(b)
......................... 23,043 488,051
Loews Corp. ............................. 101,421 5,054,823
Markel Corp.
(a)
............................ 6,836 7,411,728
MBIA, Inc.
(a)
............................. 24,851 228,629
Mercury General Corp. ...................... 13,421 381,425
Old Republic International Corp. ................ 146,749 3,071,457
Palomar Holdings, Inc.
(a)
..................... 12,904 1,080,323
ProAssurance Corp. ........................ 21,936 427,971
Progressive Corp. (The) ..................... 278,036 32,310,564
RLI Corp. ............................... 20,563 2,105,240
Safety Insurance Group, Inc. .................. 6,984 569,615
Selective Insurance Group, Inc. ................ 30,753 2,503,294
Security Shares Value
a
Property & Casualty Insurance (continued)
Travelers Companies, Inc. (The) ................ 94,363 $ 14,456,412
United Fire Group, Inc. ...................... 11,416 327,982
W R Berkley Corp. ......................... 103,235 6,666,916
White Mountains Insurance Group Ltd. ........... 1,291 1,682,199
167,361,626
a
Reinsurance  — 1.9%
Alleghany Corp.
(a)
.......................... 6,800 5,707,716
a
Total Long-Term  Investments — 99.8%
(Cost: $348,513,189) ................................ 307,385,956
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 3,440,751 3,441,784
a
Total Short-Term Securities — 1.1%
(Cost: $3,441,317) .................................. 3,441,784
Total Investments — 100.9%
(Cost: $351,954,506) ................................ 310,827,740
Liabilities in Excess of Other Assets — (0.9)% ............... (2,779,958)
Net Assets — 100.0% ................................. $ 308,047,782
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
35
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,049,986  $ 2,389,365
(a)
$ —  $ 2,158  $ 275  $ 3,441,784  3,440,751  $ 42,294
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 510,000  —  (510,000)
(a)
—  —  —  —  1,887  —
$ 2,158  $ 275
$ 3,441,784
$ 44,181  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 4 12/16/22 $ 375 $ (43,246)
S&P MidCap 400 E-Mini Index ............................................................ 1 12/16/22 221 (22,872)
$ (66,118)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 66,118 $ — $ — $ — $ 66,118
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (76,038) $ — $ — $ — $ (76,038)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (67,130) $ — $ — $ — $ (67,130)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Insurance ETF
36
2022
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 553,782
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 307,385,956  $ —  $ —  $ 307,385,956
Short-Term Securities
Money Market Funds ...................................... 3,441,784  —  —  3,441,784
$ 310,827,740  $ —  $ —  $ 310,827,740
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (66,118) $ —  $ —  $ (66,118)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
September 30, 2022
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  — 78.7%
Abbott Laboratories ........................ 8,985,925 $ 869,478,103
ABIOMED, Inc.
(a)(b)
......................... 270,320 66,406,811
AngioDynamics, Inc.
(a)
...................... 233,057 4,768,346
Artivion, Inc.
(a)(b)
........................... 241,183 3,337,973
AtriCure, Inc.
(a)(b)
.......................... 276,526 10,812,167
Axogen, Inc.
(a)(b)
........................... 253,474 3,021,410
Axonics, Inc.
(a)
............................ 291,753 20,551,081
Baxter International, Inc. ..................... 2,994,575 161,287,809
Becton Dickinson and Co. .................... 1,096,403 244,311,480
Boston Scientific Corp.
(a)
..................... 6,846,771 265,175,441
Butterfly Network, Inc., Class A
(a)(b)
.............. 855,837 4,022,434
Cardiovascular Systems, Inc.
(a)(b)
............... 242,133 3,355,963
CONMED Corp.
(b)
......................... 181,462 14,547,809
Dexcom, Inc.
(a)(b)
.......................... 2,334,374 188,010,482
Edwards Lifesciences Corp.
(a)(b)
................ 3,086,928 255,072,861
Enovis Corp.
(a)
............................ 283,729 13,071,395
Envista Holdings Corp.
(a)(b)
.................... 971,450 31,873,274
Glaukos Corp.
(a)
........................... 283,505 15,093,806
Globus Medical, Inc., Class A
(a)(b)
............... 457,826 27,272,695
Heska Corp.
(a)
............................ 60,570 4,416,764
Hologic, Inc.
(a)
............................ 1,484,488 95,779,166
IDEXX Laboratories, Inc.
(a)(b)
.................. 495,046 161,285,987
Inari Medical, Inc.
(a)(b)
....................... 285,307 20,724,700
Inogen, Inc.
(a)(b)
........................... 136,201 3,306,960
Inspire Medical Systems, Inc.
(a)(b)
............... 164,278 29,137,989
Insulet Corp.
(a)(b)
........................... 412,690 94,671,086
Integer Holdings Corp.
(a)(b)
.................... 196,527 12,229,875
Integra LifeSciences Holdings Corp.
(a)(b)
........... 431,352 18,272,071
Intuitive Surgical, Inc.
(a)(b)
..................... 1,346,495 252,387,023
iRhythm Technologies, Inc.
(a)(b)
................. 178,388 22,348,449
LeMaitre Vascular, Inc.
(b)
..................... 114,601 5,807,979
LivaNova PLC
(a)(b)
.......................... 318,279 16,159,025
Masimo Corp.
(a)
........................... 287,366 40,564,585
Medtronic PLC ........................... 6,817,920 550,547,040
Mesa Laboratories, Inc.
(b)
.................... 29,771 4,192,650
Nevro Corp.
(a)(b)
........................... 210,778 9,822,255
Novocure Ltd.
(a)(b)
.......................... 535,607 40,695,420
NuVasive, Inc.
(a)(b)
.......................... 310,127 13,586,664
Omnicell, Inc.
(a)(b)
.......................... 263,115 22,898,898
Orthofix Medical, Inc.
(a)
...................... 118,191 2,258,630
Outset Medical, Inc.
(a)(b)
...................... 285,947 4,555,136
Penumbra, Inc.
(a)(b)
......................... 225,289 42,714,794
PROCEPT BioRobotics Corp.
(a)
................ 193,888 8,038,596
QuidelOrtho Corp.
(a)
........................ 322,220 23,032,286
ResMed, Inc.
(b)
........................... 870,673 190,067,916
Senseonics Holdings, Inc.
(a)(b)
.................. 2,772,340 3,659,489
Shockwave Medical, Inc.
(a)(b)
.................. 213,629 59,403,816
SI-BONE, Inc.
(a)(b)
.......................... 179,812 3,139,517
STERIS PLC
(b)
........................... 594,710 98,888,379
Stryker Corp. ............................ 1,344,328 272,280,193
Surmodics, Inc.
(a)(b)
......................... 83,000 2,523,200
Tandem Diabetes Care, Inc.
(a)(b)
................ 382,513 18,303,247
Teleflex, Inc. ............................. 278,908 56,188,806
TransMedics Group, Inc.
(a)
.................... 186,693 7,792,566
Treace Medical Concepts, Inc.
(a)(b)
............... 188,104 4,151,455
Varex Imaging Corp.
(a)(b)
..................... 236,232 4,993,944
ViewRay, Inc.
(a)(b)
.......................... 862,515 3,139,555
Zimmer Biomet Holdings, Inc. ................. 1,247,634 130,440,135
Zimvie, Inc.
(a)
............................. 123,886 1,222,755
4,557,100,341
a
Security Shares Value
a
Health Care Supplies  — 0.3%
STAAR Surgical Co.
(a)(b)
...................... 285,348 $ 20,131,301
a
Life Sciences Tools & Services  — 20.8%
Bio-Rad Laboratories, Inc., Class A
(a)
............. 127,436 53,158,653
Bruker Corp. ............................. 598,809 31,772,805
NanoString Technologies, Inc.
(a)(b)
............... 254,772 3,253,438
Thermo Fisher Scientific, Inc. .................. 2,010,361 1,019,634,996
Waters Corp.
(a)
........................... 356,035 95,962,114
1,203,782,006
a
Total Long-Term  Investments — 99.8%
(Cost: $6,599,997,870) ............................... 5,781,013,648
a
Short-Term Securities
Money Market Funds  —  3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 179,160,006 179,213,755
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.81%
(c)(d)
............................. 8,092,308 8,092,308
a
Total Short-Term Securities — 3.2%
(Cost: $187,257,625) ................................ 187,306,063
Total Investments — 103.0%
(Cost: $6,787,255,495) ............................... 5,968,319,711
Liabilities in Excess of Other Assets — (3.0)% ............... (174,213,196)
Net Assets — 100.0% ................................. $ 5,794,106,515
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Medical Devices ETF
38
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 149,913,062  $ 29,220,140
(a)
$ —  $ 80,296  $ 257  $ 179,213,755  179,160,006  $ 358,660
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 5,130,000  2,962,308
(a)
—  —  —  8,092,308  8,092,308  31,352  —
$ 80,296  $ 257
$ 187,306,063
$ 390,012  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ........................................................... 64 12/16/22 $ 7,862 $ (375,175)
E-Mini Technology Select Sector Index ...................................................... 32 12/16/22 3,851 (339,915)
$ (715,090)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 715,090 $ — $ — $ — $ 715,090
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (677,096) $ — $ — $ — $ (677,096)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,104,253) $ — $ — $ — $ (1,104,253)

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
39
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,421,190
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,781,013,648  $ —  $ —  $ 5,781,013,648
Short-Term Securities
Money Market Funds ...................................... 187,306,063  —  —  187,306,063
$ 5,968,319,711  $ —  $ —  $ 5,968,319,711
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (715,090) $ —  $ —  $ (715,090)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
U.S. Oil & Gas Exploration & Production ETF
(Percentages shown are based on Net Assets)
40
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  — 73.7%
Antero Resources Corp.
(a)
.................... 380,434 $ 11,614,650
APA Corp. .............................. 441,087 15,080,765
Brigham Minerals, Inc., Class A ................ 72,503 1,788,649
California Resources Corp.
(b)
.................. 101,954 3,918,092
Callon Petroleum Co.
(a)(b)
..................... 69,125 2,420,066
Chesapeake Energy Corp. ................... 130,597 12,303,543
Chord Energy Corp. ........................ 55,997 7,658,710
Civitas Resources, Inc. ...................... 70,067 4,021,145
CNX Resources Corp.
(a)(b)
.................... 256,209 3,978,926
Comstock Resources, Inc.
(a)(b)
................. 122,729 2,121,984
ConocoPhillips ........................... 1,541,438 157,750,765
Continental Resources, Inc. ................... 73,553 4,914,076
Coterra Energy, Inc. ........................ 1,074,714 28,071,530
Denbury, Inc.
(a)
........................... 67,202 5,796,845
Devon Energy Corp. ........................ 622,435 37,427,017
Diamondback Energy, Inc. .................... 240,113 28,924,012
EOG Resources, Inc. ....................... 709,606 79,284,278
EQT Corp. .............................. 499,749 20,364,772
Gulfport Energy Corp.
(a)
..................... 15,679 1,384,299
Hess Corp.
(b)
............................. 353,864 38,567,637
Kosmos Energy Ltd.
(a)
....................... 615,231 3,180,744
Laredo Petroleum, Inc.
(a)(b)
.................... 23,081 1,450,641
Magnolia Oil & Gas Corp., Class A .............. 227,048 4,497,821
Marathon Oil Corp. ......................... 915,301 20,667,497
Matador Resources Co. ..................... 151,580 7,415,294
Murphy Oil Corp. .......................... 197,416 6,943,121
Northern Oil and Gas, Inc. .................... 92,666 2,539,975
Ovintiv , Inc. .............................. 343,512 15,801,552
PDC Energy, Inc. .......................... 130,094 7,518,132
Permian Resources Corp., Class A
(a)
............. 273,145 1,857,386
Pioneer Natural Resources Co. ................ 288,987 62,574,355
Range Resources Corp. ..................... 334,716 8,454,926
SM Energy Co. ........................... 165,604 6,228,366
Southwestern Energy Co.
(a)
................... 1,505,240 9,212,069
Talos Energy, Inc.
(a)
........................ 87,998 1,465,167
Tellurian, Inc.
(a)(b)
.......................... 690,664 1,650,687
Texas Pacific Land Corp. ..................... 8,345 14,830,984
643,680,478
a
Security Shares Value
a
Oil & Gas Refining & Marketing  — 18.7%
Archaea Energy, Inc., Class A
(a)
................ 98,736 $ 1,778,235
Clean Energy Fuels Corp.
(a)
................... 236,929 1,265,201
CVR Energy, Inc. .......................... 39,281 1,138,363
Delek U.S. Holdings, Inc. .................... 95,862 2,601,695
HF Sinclair Corp. .......................... 196,256 10,566,423
Marathon Petroleum Corp. ................... 603,753 59,970,786
Par Pacific Holdings, Inc.
(a)
................... 75,145 1,233,129
PBF Energy, Inc., Class A
(a)
................... 145,049 5,099,923
Phillips 66 ............................... 483,570 39,033,770
Valero Energy Corp. ........................ 370,642 39,603,098
World Fuel Services Corp. .................... 83,560 1,958,646
164,249,269
a
Oil & Gas Storage & Transportation  — 7.2%
Cheniere Energy, Inc. ....................... 268,143 44,487,605
Targa Resources Corp. ...................... 306,040 18,466,454
62,954,059
a
Total Long-Term  Investments — 99.6%
(Cost: $831,052,085) ................................ 870,883,806
a
Short-Term Securities
Money Market Funds  —  1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 12,062,537 12,066,156
a
Total Short-Term Securities — 1.4%
(Cost: $12,064,646) ................................. 12,066,156
Total Investments — 101.0%
(Cost: $843,116,731) ................................ 882,949,962
Liabilities in Excess of Other Assets — (1.0)% ............... (8,795,448)
Net Assets — 100.0% ................................. $ 874,154,514
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 2,984,384  $ 9,079,666
(a)
$ —  $ 1,193  $ 913  $ 12,066,156  12,062,537  $ 8,949
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 1,490,000  —  (1,490,000)
(a)
—  —  —  —  6,881  —
$ 1,193  $ 913
$ 12,066,156
$ 15,830  $ —

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
41
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 43 12/16/22 $ 3,240 $ (202,801)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 202,801 $ — $ — $ — $ 202,801
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (83,310) $ — $ — $ — $ (83,310)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (225,245) $ — $ — $ — $ (225,245)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,510,817
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Oil & Gas Exploration & Production ETF
42
2022
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 870,883,806  $ —  $ —  $ 870,883,806
Short-Term Securities
Money Market Funds ...................................... 12,066,156  —  —  12,066,156
$ 882,949,962  $ —  $ —  $ 882,949,962
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (202,801) $ —  $ —  $ (202,801)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(unaudited)
September 30, 2022
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  — 17.4%
Diamond Offshore Drilling, Inc.
(a)
................ 200,448 $ 1,328,970
Helmerich & Payne, Inc. ..................... 154,707 5,719,518
Nabors Industries, Ltd.
(a)(b)
.................... 17,696 1,795,259
Patterson-UTI Energy, Inc. ................... 428,687 5,007,064
Transocean, Ltd.
(a)(b)
........................ 1,283,635 3,170,578
Valaris, Ltd.
(a)(b)
........................... 118,918 5,819,847
22,841,236
a
Oil & Gas Equipment & Services  — 82.3%
Archrock, Inc. ............................ 264,607 1,698,777
Baker Hughes Co., Class A ................... 268,186 5,621,179
Bristow Group, Inc.
(a)
....................... 46,394 1,089,795
Cactus, Inc., Class A
(b)
...................... 119,852 4,605,912
ChampionX Corp. ......................... 303,587 5,941,198
Core Laboratories NV
(b)
...................... 91,596 1,234,714
DMC Global, Inc.
(a)
......................... 36,725 586,866
Dril-Quip, Inc.
(a)
........................... 67,973 1,326,833
Expro Group Holdings NV
(a)(b)
.................. 135,395 1,724,932
Halliburton Co. ........................... 1,075,330 26,474,625
Helix Energy Solutions Group, Inc.
(a)
............. 281,993 1,088,493
Liberty Energy, Inc., Class A
(a)(b)
................ 314,034 3,981,951
NexTier Oilfield Solutions, Inc.
(a)(b)
............... 313,745 2,321,713
NOV, Inc.
(b)
.............................. 377,912 6,114,616
Oceaneering International, Inc.
(a)
............... 198,227 1,577,887
ProPetro Holding Corp.
(a)
..................... 173,295 1,395,025
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
RPC, Inc. ............................... 164,512 $ 1,140,068
Schlumberger NV ......................... 881,015 31,628,438
TechnipFMC PLC
(a)(b)
....................... 769,159 6,507,085
U.S. Silica Holdings, Inc.
(a)
.................... 149,374 1,635,645
107,695,752
a
Total Long-Term  Investments — 99.7%
(Cost: $174,682,832) ................................ 130,536,988
a
Short-Term Securities
Money Market Funds  —  5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 7,237,676 7,239,848
a
Total Short-Term Securities — 5.5%
(Cost: $7,236,343) .................................. 7,239,848
Total Investments — 105.2%
(Cost: $181,919,175) ................................ 137,776,836
Liabilities in Excess of Other Assets — (5.2)% ............... (6,867,957)
Net Assets — 100.0% ................................. $ 130,908,879
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,305,539 $ — $ (3,069,756)
(a)
$ 3,212 $ 853 $ 7,239,848 7,237,676 $ 8,585
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares
(c)
. 160,000 — (160,000)
(a)
— — — — 934 —
$ 3,212 $ 853
$ 7,239,848
$ 9,519 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 5 12/16/22 $ 377 $ (36,065)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Oil Equipment & Services ETF
44
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 36,065 $ — $ — $ — $ 36,065
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (130,237) $ — $ — $ — $ (130,237)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (36,277) $ — $ — $ — $ (36,277)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 377,843
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 130,536,988  $ —  $ —  $ 130,536,988
Short-Term Securities
Money Market Funds ...................................... 7,239,848  —  —  7,239,848
$ 137,776,836  $ —  $ —  $ 137,776,836
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (36,065) $ —  $ —  $ (36,065)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
September 30, 2022
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  4 .1%
Amicus Therapeutics, Inc.
(a)
................... 397,488 $ 4,149,775
Catalyst Pharmaceuticals, Inc.
(a)
................ 150,615 1,932,390
ChemoCentryx, Inc.
(a)
....................... 99,982 5,165,070
Ironwood Pharmaceuticals, Inc. , Class A
(a)
......... 212,261 2,199,024
Madrigal Pharmaceuticals, Inc.
(a)
............... 19,334 1,256,517
Vanda Pharmaceuticals, Inc.
(a)
................. 90,058 889,773
15,592,549
a
Pharmaceuticals  —  95 .8%
Aerie Pharmaceuticals, Inc.
(a)
.................. 78,592 1,189,097
Amphastar Pharmaceuticals, Inc.
(a)
.............. 60,873 1,710,531
Amylyx Pharmaceuticals, Inc.
(a)
................ 51,259 1,442,941
Arvinas, Inc.
(a) (b)
........................... 77,090 3,429,734
Atea Pharmaceuticals, Inc.
(a) (b)
................. 120,628 686,373
Axsome Therapeutics, Inc.
(a)
.................. 50,696 2,262,055
Bristol-Myers Squibb Co. ..................... 261,823 18,612,997
Cara Therapeutics, Inc.
(a)
.................... 71,798 672,029
Cassava Sciences, Inc.
(a) (b)
................... 60,014 2,509,785
Catalent, Inc.
(a)
........................... 196,004 14,182,849
CinCor Pharma, Inc.
(a)
....................... 29,872 980,399
Collegium Pharmaceutical, Inc.
(a)
............... 54,337 870,479
Corcept Therapeutics, Inc.
(a) (b)
................. 151,776 3,891,537
Elanco Animal Health, Inc.
(a)
................... 709,575 8,805,826
Eli Lilly & Co.
(b)
........................... 57,776 18,681,870
Harmony Biosciences Holdings, Inc.
(a) (b)
........... 47,098 2,085,970
Innoviva, Inc.
(a)
........................... 99,889 1,159,711
Intra-Cellular Therapies, Inc.
(a) (b)
................ 139,788 6,504,336
Jazz Pharmaceuticals PLC
(a) (b)
................. 99,802 13,302,609
Johnson & Johnson ........................ 548,637 89,625,340
Merck & Co., Inc. .......................... 207,241 17,847,595
NGM Biopharmaceuticals, Inc.
(a) (b)
............... 58,862 769,915
Nuvation Bio, Inc. , Class A
(a)
.................. 220,086 492,993
Organon & Co. ........................... 404,950 9,475,830
Security Shares Value
a
Pharmaceuticals (continued)
Pacira BioSciences, Inc.
(a) (b)
................... 72,962 $ 3,880,849
Perrigo Co. PLC .......................... 214,342 7,643,436
Pfizer, Inc. .............................. 1,643,949 71,939,208
Phibro Animal Health Corp. , Class A ............. 32,465 431,460
Pliant Therapeutics, Inc.
(a)
.................... 53,483 1,117,260
Prestige Consumer Healthcare, Inc.
(a)
............ 79,234 3,948,230
Reata Pharmaceuticals, Inc. , Class A
(a) (b)
.......... 44,253 1,112,078
Revance Therapeutics, Inc.
(a) (b)
................. 129,815 3,505,005
Royalty Pharma PLC , Class A ................. 421,516 16,936,513
Theravance Biopharma, Inc.
(a)
................. 91,267 925,447
Viatris, Inc. .............................. 1,852,157 15,780,378
Zoetis, Inc. , Class A ........................ 112,238 16,643,773
365,056,438
a
Total Long-Term  Investments — 99.9%
(Cost: $ 393,319,560 ) ................................ 380,648,987
a
Short-Term Securities
Money Market Funds  —  4 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.18%
(c) (d) (e)
............................ 15,559,088 15,563,756
a
Total Short-Term Securities — 4.1%
(Cost: $ 15,559,497 ) ................................. 15,563,756
Total Investments — 104.0%
(Cost: $ 408,879,057 ) ................................ 396,212,743
Liabilities in Excess of Other Assets — ( 4 .0 ) % ............... (15,133,409)
Net Assets — 100.0% ................................. $ 381,079,334
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 11,796,050 $ 3,764,434
(a)
$ — $ 3,487 $ (215) $ 15,563,756 15,559,088 $ 201,413
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
..... 400,000 — (400,000)
(a)
— — — — 2,240 —
$ 3,487 $ (215)
$ 15,563,756
$ 203,653 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Pharmaceuticals ETF
46
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ........................................................... 3 12/16/22 $ 369 $ (18,442)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 18,442 $ — $ — $ — $ 18,442
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (128,848) $ — $ — $ — $ (128,848)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (32,213) $ — $ — $ — $ (32,213)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 436,757
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
47
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 380,648,987  $ —  $ —  $ 380,648,987
Short-Term Securities
Money Market Funds ...................................... 15,563,756  —  —  15,563,756
$ 396,212,743  $ —  $ —  $ 396,212,743
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (18,442) $ —  $ —  $ (18,442)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
48
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Diversified REITs  — 2.0%
STORE Capital Corp. ....................... 771,079 $ 24,157,905
WP Carey, Inc. ........................... 601,667 41,996,357
66,154,262
a
Health Care REITs  — 7.8%
Healthcare Realty Trust, Inc., Class A ............ 1,104,439 23,027,553
Healthpeak Properties, Inc. ................... 1,564,364 35,855,223
Medical Properties Trust, Inc. .................. 1,738,963 20,624,101
National Health Investors, Inc. ................. 129,233 7,305,541
Omega Healthcare Investors, Inc. ............... 679,814 20,047,715
Physicians Realty Trust ...................... 654,917 9,849,952
Sabra Health Care REIT, Inc. .................. 668,397 8,769,369
Ventas, Inc. ............................. 1,158,684 46,544,336
Welltower, Inc. ............................ 1,343,202 86,394,753
258,418,543
a
Hotel & Resort REITs  — 1.0%
Host Hotels & Resorts, Inc. ................... 2,073,049 32,920,018
a
Industrial REITs  — 11.4%
Americold Realty Trust, Inc. ................... 782,174 19,241,480
Duke Realty Corp. ......................... 1,229,550 59,264,310
EastGroup Properties, Inc. ................... 126,094 18,200,408
First Industrial Realty Trust, Inc. ................ 382,167 17,124,903
LXP Industrial Trust ........................ 809,988 7,419,490
Prologis, Inc. ............................. 2,150,832 218,524,531
Rexford Industrial Realty, Inc. ................. 496,349 25,810,148
STAG Industrial, Inc. ....................... 518,607 14,743,997
380,329,267
a
Mortgage REITs  — 2.2%
AGNC Investment Corp. ..................... 1,512,693 12,736,875
Annaly Capital Management, Inc. ............... 1,249,383 21,439,412
Blackstone Mortgage Trust, Inc., Class A .......... 492,829 11,502,629
Rithm Capital Corp. ........................ 1,350,961 9,889,034
Starwood Property Trust, Inc. .................. 898,207 16,365,332
71,933,282
a
Office REITs  — 5.0%
Alexandria Real Estate Equities, Inc. ............. 430,400 60,337,776
Boston Properties, Inc. ...................... 413,682 31,013,740
Corporate Office Properties Trust ............... 325,267 7,555,952
Cousins Properties, Inc. ..................... 438,249 10,233,114
Douglas Emmett, Inc. ....................... 508,658 9,120,238
Equity Commonwealth ...................... 321,916 7,841,874
Highwoods Properties, Inc. ................... 304,325 8,204,602
JBG SMITH Properties ...................... 287,790 5,347,138
Kilroy Realty Corp. ......................... 304,356 12,816,431
SL Green Realty Corp. ...................... 187,237 7,519,438
Vornado Realty Trust ....................... 466,126 10,795,478
170,785,781
a
Real Estate Development  — 0.2%
Howard Hughes Corp. (The)
(a)(b)
................ 104,012 5,761,225
a
Real Estate Services  — 3.2%
CBRE Group, Inc., Class A
(a)
.................. 930,953 62,848,637
Jones Lang LaSalle, Inc.
(a)
.................... 139,123 21,017,311
Opendoor Technologies, Inc.
(a)(b)
................ 1,466,926 4,562,140
Zillow Group, Inc., Class A
(a)
.................. 171,541 4,911,219
Zillow Group, Inc., Class C, NVS
(a)(b)
............. 478,659 13,694,434
107,033,741
a
Security Shares Value
a
Research & Consulting Services  — 2.4%
CoStar Group, Inc.
(a)
........................ 1,147,749 $ 79,940,718
a
Residential REITs  — 15.0%
American Homes 4 Rent, Class A ............... 875,440 28,723,186
Apartment Income REIT Corp. ................. 446,194 17,232,012
AvalonBay Communities, Inc. ................. 405,348 74,661,048
Camden Property Trust ...................... 308,847 36,891,774
Equity LifeStyle Properties, Inc. ................ 507,208 31,872,951
Equity Residential ......................... 981,248 65,959,491
Essex Property Trust, Inc. .................... 188,781 45,728,422
Invitation Homes, Inc. ....................... 1,680,842 56,762,034
Mid-America Apartment Communities, Inc. ......... 334,593 51,885,337
Sun Communities, Inc. ...................... 357,448 48,373,438
UDR, Inc. ............................... 885,491 36,933,830
495,023,523
a
Retail REITs  — 10.0%
Agree Realty Corp. ........................ 231,067 15,615,508
Brixmor Property Group, Inc. .................. 867,225 16,017,646
Federal Realty Investment Trust ................ 211,463 19,057,046
Kimco Realty Corp. ........................ 1,793,481 33,017,985
National Retail Properties, Inc. ................. 514,212 20,496,490
Realty Income Corp. ........................ 1,790,222 104,190,920
Regency Centers Corp. ..................... 446,931 24,067,234
Simon Property Group, Inc. ................... 948,954 85,168,621
Spirit Realty Capital, Inc. ..................... 394,541 14,266,603
331,898,053
a
Specialized REITs  — 39.5%
American Tower Corp. ...................... 1,349,616 289,762,555
Crown Castle, Inc. ......................... 1,255,308 181,454,771
CubeSmart .............................. 651,246 26,088,915
Digital Realty Trust, Inc. ..................... 833,103 82,627,156
Equinix, Inc. ............................. 264,012 150,180,586
Extra Space Storage, Inc. .................... 388,191 67,044,468
Gaming and Leisure Properties, Inc. ............. 740,798 32,772,904
Iron Mountain, Inc. ......................... 842,772 37,056,685
Lamar Advertising Co., Class A ................ 252,864 20,858,751
Life Storage, Inc. .......................... 244,787 27,112,608
National Storage Affiliates Trust ................ 246,981 10,269,470
PotlatchDeltic Corp. ........................ 233,145 9,568,271
Public Storage ............................ 457,927 134,085,605
Rayonier, Inc. ............................ 423,689 12,697,959
SBA Communications Corp., Class A ............. 312,692 89,007,778
VICI Properties, Inc.
(b)
....................... 2,791,778 83,334,573
Weyerhaeuser Co. ......................... 2,145,964 61,288,732
1,315,211,787
a
Total Long-Term  Investments — 99.7%
(Cost: $4,830,411,749) ............................... 3,315,410,200
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 17,373,302 17,378,514
a
Total Short-Term Securities — 0.5%
(Cost: $17,366,399) ................................. 17,378,514
Total Investments — 100.2%
(Cost: $4,847,778,148) ............................... 3,332,788,714
Liabilities in Excess of Other Assets — (0.2)% ............... (6,625,702)
Net Assets — 100.0% ................................. $ 3,326,163,012

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
49
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 60,300,476 $ — $ (42,959,542)
(a)
$ 20,246 $ 17,334 $ 17,378,514 17,373,302 $ 56,508
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares
(c)
. 5,660,000 — (5,660,000)
(a)
— — — — 25,597 —
$ 20,246 $ 17,334
$ 17,378,514
$ 82,105 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 587 12/16/22 $ 18,649 $ (841,578)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 841,578 $ — $ — $ — $ 841,578
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (1,228,196) $ — $ — $ — $ (1,228,196)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,261,345) $ — $ — $ — $ (1,261,345)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
50
2022
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 19,330,173
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,315,410,200  $ —  $ —  $ 3,315,410,200
Short-Term Securities
Money Market Funds ...................................... 17,378,514  —  —  17,378,514
$ 3,332,788,714  $ —  $ —  $ 3,332,788,714
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (841,578) $ —  $ —  $ (841,578)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
September 30, 2022
(Percentages shown are based on Net Assets)
51
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  — 10.8%
U.S. Bancorp ............................ 1,988,821 $ 80,189,263
a
Regional Banks  — 88.0%
Bank OZK .............................. 165,345 6,541,048
BOK Financial Corp. ........................ 43,284 3,846,216
Citizens Financial Group, Inc. ................. 736,918 25,320,502
Comerica, Inc. ............................ 194,503 13,829,163
Commerce Bancshares, Inc. .................. 162,199 10,731,086
Cullen/Frost Bankers, Inc. .................... 95,345 12,606,516
East West Bancorp, Inc. ..................... 209,515 14,066,837
Fifth Third Bancorp ........................ 1,020,222 32,606,295
First Citizens BancShares, Inc., Class A ........... 19,623 15,647,969
First Financial Bankshares, Inc.
(a)
............... 192,858 8,067,250
First Horizon Corp. ......................... 797,828 18,270,261
First Republic Bank ........................ 237,925 31,061,109
FNB Corp. .............................. 521,472 6,049,075
Glacier Bancorp, Inc. ....................... 164,684 8,090,925
Home BancShares, Inc. ..................... 283,547 6,382,643
Huntington Bancshares, Inc. .................. 2,144,242 28,261,110
KeyCorp ................................ 1,386,671 22,214,469
M&T Bank Corp. .......................... 258,320 45,546,982
Pinnacle Financial Partners, Inc. ................ 113,616 9,214,258
PNC Financial Services Group, Inc. (The) ......... 603,272 90,140,902
Popular, Inc. ............................. 111,526 8,036,564
Prosperity Bancshares, Inc. ................... 135,614 9,042,742
Regions Financial Corp. ..................... 1,389,252 27,882,288
Signature Bank ........................... 93,562 14,127,862
SVB Financial Group
(a)(b)
..................... 87,841 29,495,251
Synovus Financial Corp. ..................... 216,135 8,107,224
Truist Financial Corp. ....................... 1,951,061 84,949,196
UMB Financial Corp. ....................... 64,639 5,448,421
Security Shares Value
a
Regional Banks (continued)
Umpqua Holdings Corp. ..................... 322,710 $ 5,515,114
United Bankshares, Inc. ..................... 200,094 7,153,360
Valley National Bancorp ..................... 624,829 6,748,153
Webster Financial Corp. ..................... 261,429 11,816,591
Western Alliance Bancorp .................... 160,990 10,583,483
Wintrust Financial Corp. ..................... 90,302 7,364,128
Zions Bancorp NA ......................... 223,719 11,378,348
656,143,341
a
Thrifts & Mortgage Finance  — 0.9%
New York Community Bancorp, Inc. ............. 693,067 5,911,862
TFS Financial Corp. ........................ 70,822 920,686
6,832,548
a
Total Long-Term  Investments — 99.7%
(Cost: $941,582,487) ................................ 743,165,152
a
Short-Term Securities
Money Market Funds  —  2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 15,268,247 15,272,828
a
Total Short-Term Securities — 2.1%
(Cost: $15,269,944) ................................. 15,272,828
Total Investments — 101.8%
(Cost: $956,852,431) ................................ 758,437,980
Liabilities in Excess of Other Assets — (1.8)% ............... (13,059,121)
Net Assets — 100.0% ................................. $ 745,378,859
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 5,957,651 $ 9,310,005
(a)
$ — $ 2,288 $ 2,884 $ 15,272,828 15,268,247 $ 6,465
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 1,697,000 — (1,697,000)
(a)
— — — — 4,931 —
$ 2,288 $ 2,884
$ 15,272,828
$ 11,396 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
U.S. Regional Banks ETF
52
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 22 12/16/22 $ 2,061 $ (222,240)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 222,240 $ — $ — $ — $ 222,240
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (277,151) $ — $ — $ — $ (277,151)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (335,677) $ — $ — $ — $ (335,677)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,453,154
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
53
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ..........................................
$ 743,165,152  $ —  $ —  $ 743,165,152
Short-Term Securities
Money Market Funds .......................................
15,272,828  —  —  15,272,828
$ 758,437,980  $ —  $ —  $ 758,437,980
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................
$ (222,240) $ —  $ —  $ (222,240)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
U.S. Telecommunications ETF
(Percentages shown are based on Net Assets)
54
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Common Stocks
Alternative Carriers  — 2.6%
Lumen Technologies, Inc. .................... 1,620,897 $ 11,800,130
a
Cable & Satellite  — 26.4%
Altice USA, Inc., Class A
(a)
.................... 1,533,276 8,938,999
Cable One, Inc.
(b)
.......................... 14,228 12,137,195
Charter Communications, Inc., Class A
(a)
.......... 45,172 13,702,926
Comcast Corp., Class A ..................... 2,007,857 58,890,446
DISH Network Corp., Class A
(a)(b)
............... 875,283 12,105,164
Liberty Broadband Corp., Class A
(a)
.............. 21,288 1,588,085
Liberty Broadband Corp., Class C, NVS
(a)
......... 143,281 10,574,138
117,936,953
a
Communications Equipment  — 39.6%
Arista Networks, Inc.
(a)
...................... 142,736 16,113,467
Ciena Corp.
(a)(b)
........................... 358,560 14,496,581
Cisco Systems, Inc. ........................ 1,876,146 75,045,840
Juniper Networks, Inc. ...................... 559,907 14,624,771
Lumentum Holdings, Inc.
(a)(b)
.................. 196,526 13,475,788
Motorola Solutions, Inc. ..................... 71,876 16,098,067
Ubiquiti, Inc.
(b)
............................ 49,602 14,561,163
Viasat, Inc.
(a)(b)
............................ 422,391 12,768,880
177,184,557
a
Integrated Telecommunication Services  — 24.0%
AT&T, Inc. ............................... 1,381,637 21,194,312
Frontier Communications Parent, Inc.
(a)(b)
.......... 586,422 13,739,867
Verizon Communications, Inc. ................. 1,908,075 72,449,608
107,383,787
a
Security Shares Value
a
Movies & Entertainment  — 3.0%
Roku, Inc., Class A
(a)(b)
...................... 239,637 $ 13,515,527
a
Wireless Telecommunication Services  — 4.3%
T-Mobile U.S., Inc.
(a)
........................ 144,417 19,376,429
a
Total Long-Term  Investments — 99.9%
(Cost: $626,500,476) ................................ 447,197,383
a
Short-Term Securities
Money Market Funds  —  7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.18%
(c)(d)(e)
............................ 33,571,706 33,581,777
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.81%
(c)(d)
............................. 801,175 801,175
a
Total Short-Term Securities — 7.7%
(Cost: $34,373,248) ................................. 34,382,952
Total Investments — 107.6%
(Cost: $660,873,724) ................................ 481,580,335
Liabilities in Excess of Other Assets — (7.6)% ............... (33,975,923)
Net Assets — 100.0% ................................. $ 447,604,412
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,513,644 $ 28,058,625
(a)
$ — $ 366 $ 9,142 $ 33,581,777 33,571,706 $ 43,235
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 490,000 311,175
(a)
— — — 801,175 801,175 2,124 —
$ 366 $ 9,142
$ 34,382,952
$ 45,359 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 6 12/16/22 $ 378 $ (26,591)

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
55
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 26,591 $ — $ — $ — $ 26,591
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (211,665) $ — $ — $ — $ (211,665)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (26,516) $ — $ — $ — $ (26,516)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 340,453
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 447,197,383  $ —  $ —  $ 447,197,383
Short-Term Securities
Money Market Funds ...................................... 34,382,952  —  —  34,382,952
$ 481,580,335  $ —  $ —  $ 481,580,335
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (26,591) $ —  $ —  $ (26,591)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
September 30, 2022
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 3,388,067,038  $ 468,712,080  $ 1,508,465,045  $ 1,178,457,388
Investments, at value — affiliated
(c)
....................................... 68,330,608  5,344,880  85,415,815  67,323,650
Cash ........................................................... —  703,294  1,614,243  1,213,103
Cash pledged:
Futures contracts ................................................. 107,000  33,000  159,000  75,000
Receivables:
Securities lending income — affiliated ................................... 21,085  344  16,906  5,177
Capital shares sold ................................................ 6,698  —  —  —
Dividends — unaffiliated ............................................ 281,336  74,272  193,713  421,314
Dividends — affiliated .............................................. 13,170  1,564  4,791  3,630
Total assets ......................................................
3,456,826,935  474,869,434  1,595,869,513  1,247,499,262
LIABILITIES
Bank overdraft ..................................................... 13,814,122  —  —  —
Collateral on securities loaned .......................................... 51,476,732  5,344,880  85,416,441  67,377,130
Payables:
Investments purchased ............................................. —  —  3,261,691  —
Capital shares redeemed ............................................ —  —  —  63,498
Investment advisory fees ............................................ 1,219,968  169,547  523,807  407,573
Variation margin on futures contracts .................................... 22,898  6,167  38,034  8,508
Total liabilities .....................................................
66,533,720  5,520,594  89,239,973  67,856,709
NET ASSETS .....................................................
$ 3,390,293,215  $ 469,348,840  $ 1,506,629,540  $ 1,179,642,553
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 4,611,535,818  $ 637,431,087  $ 1,601,904,760  $ 2,075,359,423
Accumulated loss .................................................. (1,221,242,603) (168,082,247) (95,275,220) (895,716,870)
NET ASSETS .....................................................
$ 3,390,293,215  $ 469,348,840  $ 1,506,629,540  $ 1,179,642,553
NET ASSET VALUE
Shares outstanding ................................................. 37,200,000  5,500,000  5,900,000  22,700,000
Net asset value .................................................... $ 91.14  $ 85.34  $ 255.36  $ 51.97
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 49,346,334  $ 5,288,832  $ 81,375,108  $ 65,653,547
(b)
Investments, at cost — unaffiliated ..................................... $ 3,784,033,380  $ 550,567,865  $ 1,582,053,639  $ 1,741,770,209
(c)
Investments, at cost — affiliated ....................................... $ 68,303,536  $ 5,344,880  $ 85,369,863  $ 67,305,792

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2022
Financial Statements
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Medical
Devices ETF
iShares
U.S. Oil & Gas
Exploration &
Production ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 1,486,482,519  $ 307,385,956  $ 5,781,013,648  $ 870,883,806
Investments, at value — affiliated
(c)
....................................... 24,352,020  3,441,784  187,306,063  12,066,156
Cash ........................................................... 2,605,834  433,326  —  1,070,965
Cash pledged:
Futures contracts ................................................. 256,000  41,000  744,000  344,000
Receivables:
Investments sold ................................................. —  119,851  —  —
Securities lending income — affiliated ................................... 91,538  383  50,023  1,577
Dividends — unaffiliated ............................................ 2,076,281  423,744  7,402,918  2,190,627
Dividends — affiliated .............................................. 17,927  1,105  19,874  4,476
Total assets ......................................................
1,515,882,119  311,847,149  5,976,536,526  886,561,607
LIABILITIES
Bank overdraft ..................................................... —  —  1,073,318  —
Collateral on securities loaned .......................................... 24,342,289  3,439,396  179,093,225  12,063,049
Payables:
Investments purchased ............................................. 171,303  241,720  —  —
Capital shares redeemed ............................................ 36,315  —  —  —
Investment advisory fees ............................................ 404,687  112,401  2,079,788  319,964
Variation margin on futures contracts .................................... 43,272  5,850  183,680  24,080
Total liabilities .....................................................
24,997,866  3,799,367  182,430,011  12,407,093
NET ASSETS .....................................................
$ 1,490,884,253  $ 308,047,782  $ 5,794,106,515  $ 874,154,514
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 1,712,944,576  $ 347,485,001  $ 6,602,179,662  $ 991,982,021
Accumulated loss .................................................. (222,060,323) (39,437,219) (808,073,147) (117,827,507)
NET ASSETS .....................................................
$ 1,490,884,253  $ 308,047,782  $ 5,794,106,515  $ 874,154,514
NET ASSET VALUE
Shares outstanding ................................................. 46,300,000  3,900,000  122,950,000  10,500,000
Net asset value .................................................... $ 32.20  $ 78.99  $ 47.13  $ 83.25
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 23,494,844  $ 3,333,688  $ 172,822,206  $ 11,776,088
(b)
Investments, at cost — unaffiliated ..................................... $ 1,698,775,959  $ 348,513,189  $ 6,599,997,870  $ 831,052,085
(c)
Investments, at cost — affiliated ....................................... $ 24,340,929  $ 3,441,317  $ 187,257,625  $ 12,064,646

2022
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2022
See notes to financial statements.
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
iShares
U.S. Regional Banks
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 130,536,988  $ 380,648,987  $ 3,315,410,200  $ 743,165,152
Investments, at value — affiliated
(c)
....................................... 7,239,848  15,563,756  17,378,514  15,272,828
Cash ........................................................... 211,130  344,287  5,113,870  843,886
Cash pledged:
Futures contracts ................................................. 40,000  22,000  1,435,000  149,000
Receivables:
Investments sold ................................................. —  —  515,781  —
Securities lending income — affiliated ................................... 1,853  49,419  8,671  3,418
Dividends — unaffiliated ............................................ 178,733  155,478  13,643,352  2,616,375
Dividends — affiliated .............................................. 425  1,381  16,448  2,886
Variation margin on futures contracts .................................... —  —  162,280  —
Total assets ......................................................
138,208,977  396,785,308  3,353,684,116  762,053,545
LIABILITIES
Collateral on securities loaned .......................................... 7,235,604  15,565,473  17,388,296  15,266,950
Payables:
Investments purchased ............................................. —  —  474,692  1,103,345
Capital shares redeemed ............................................ 6,290  —  8,347,471  6,723
Investment advisory fees ............................................ 55,404  135,311  1,310,645  274,837
Variation margin on futures contracts .................................... 2,800  5,190  —  22,831
Total liabilities .....................................................
7,300,098  15,705,974  27,521,104  16,674,686
NET ASSETS .....................................................
$ 130,908,879  $ 381,079,334  $ 3,326,163,012  $ 745,378,859
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 471,397,707  $ 584,726,799  $ 5,414,627,978  $ 994,502,180
Accumulated loss .................................................. (340,488,828) (203,647,465) (2,088,464,966) (249,123,321)
NET ASSETS .....................................................
$ 130,908,879  $ 381,079,334  $ 3,326,163,012  $ 745,378,859
NET ASSET VALUE
Shares outstanding ................................................. 9,100,000  2,250,000  40,850,000  15,600,000
Net asset value .................................................... $ 14.39  $ 169.37  $ 81.42  $ 47.78
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 6,690,334  $ 15,035,513  $ 16,568,525  $ 14,860,056
(b)
Investments, at cost — unaffiliated ..................................... $ 174,682,832  $ 393,319,560  $ 4,830,411,749  $ 941,582,487
(c)
Investments, at cost — affiliated ....................................... $ 7,236,343  $ 15,559,497  $ 17,366,399  $ 15,269,944

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2022
Financial Statements
See notes to financial statements.
iShares
U.S.
Telecommunications
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 447,197,383
Investments, at value — affiliated
(c)
....................................................................................... 34,382,952
Cash pledged:
Futures contracts ................................................................................................. 35,000
Receivables:
Securities lending income — affiliated ................................................................................... 5,116
Dividends — unaffiliated ............................................................................................ 51,996
Dividends — affiliated .............................................................................................. 1,377
Total assets ......................................................................................................
481,673,824
LIABILITIES
Bank overdraft ..................................................................................................... 351,810
Collateral on securities loaned .......................................................................................... 33,575,242
Payables:
Capital shares redeemed ............................................................................................ 9,332
Investment advisory fees ............................................................................................ 128,453
Variation margin on futures contracts .................................................................................... 4,575
Total liabilities .....................................................................................................
34,069,412
NET ASSETS .....................................................................................................
$ 447,604,412
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 885,499,424
Accumulated loss .................................................................................................. (437,895,012)
NET ASSETS .....................................................................................................
$ 447,604,412
NET ASSET VALUE
Shares outstanding ................................................................................................. 21,450,000
Net asset value .................................................................................................... $ 20.87
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 32,122,794
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 626,500,476
(c)
Investments, at cost — affiliated ....................................................................................... $ 34,373,248

2022
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended September 30, 2022
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 31,096,038  $ 5,531,449  $ 7,806,211  $ 8,606,692
Dividends — affiliated .............................................. 19,883  2,539  7,954  6,830
Interest — unaffiliated .............................................. 810  41  17  76
Securities lending income — affiliated — net ............................... 198,990  1,203  85,129  49,450
Total investment income ..............................................
31,315,721  5,535,232  7,899,311  8,663,048
EXPENSES
Investment advisory ............................................... 7,504,357  943,244  3,016,103  2,832,730
Total expenses .................................................... 7,504,357  943,244  3,016,103  2,832,730
Net investment income ...............................................
23,811,364  4,591,988  4,883,208  5,830,318
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (29,981,298) (26,533,846) (11,251,494) (26,218,318)
Investments — affiliated ........................................... 48,903  1,419  2,966  19,104
Futures contracts ............................................... (1,365,980) (202,632) (170,425) (91,188)
In-kind redemptions — unaffiliated
(a)
................................... 123,858,754  (5,752,905) 107,522,138  (143,806,295)
92,560,379  (32,487,964) 96,103,185  (170,096,697)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (807,256,569) (56,955,443) (256,615,233) (31,573,444)
Investments — affiliated ........................................... 17,387  —  36,279  11,263
Futures contracts ............................................... (219,242) (58,345) (80,388) (204,320)
(807,458,424) (57,013,788) (256,659,342) (31,766,501)
Net realized and unrealized loss .........................................
(714,898,045) (89,501,752) (160,556,157) (201,863,198)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (691,086,681) $ (84,909,764) $ (155,672,949) $ (196,032,880)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2022
Financial Statements
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Medical
Devices ETF
iShares
U.S. Oil & Gas
Exploration &
Production ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 17,299,263  $ 3,432,848  $ 28,188,934  $ 23,091,426
Dividends — affiliated .............................................. 23,605  1,887  31,352  6,881
Interest — unaffiliated .............................................. 140  15  979  111
Securities lending income — affiliated — net ............................... 788,084  42,294  358,660  8,949
Foreign taxes withheld ............................................. (154,473) —  —  —
Total investment income ..............................................
17,956,619  3,477,044  28,579,925  23,107,367
EXPENSES
Investment advisory ............................................... 2,233,193  644,220  13,777,973  1,812,987
Total expenses .................................................... 2,233,193  644,220  13,777,973  1,812,987
Net investment income ...............................................
15,723,426  2,832,824  14,801,952  21,294,380
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (15,665,320) (3,282,531) (93,205,101) (7,920,233)
Investments — affiliated ........................................... 1,648  2,158  80,296  1,193
Futures contracts ............................................... (213,920) (76,038) (677,096) (83,310)
In-kind redemptions — unaffiliated
(a)
................................... 27,431,764  8,962,730  204,227,937  67,730,167
11,554,172  5,606,319  110,426,036  59,727,817
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (279,250,072) (55,701,770) (1,895,162,635) (109,733,336)
Investments — affiliated ........................................... 10,135  275  257  913
Futures contracts ............................................... (432,816) (67,130) (1,104,253) (225,245)
(279,672,753) (55,768,625) (1,896,266,631) (109,957,668)
Net realized and unrealized loss .........................................
(268,118,581) (50,162,306) (1,785,840,595) (50,229,851)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (252,395,155) $ (47,329,482) $ (1,771,038,643) $ (28,935,471)
(a)
See Note 2 of the Notes to Financial Statements.

2022
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2022
See notes to financial statements.
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
iShares
U.S. Regional Banks
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 1,593,464  $ 4,171,021  $ 51,711,390  $ 14,157,086
Dividends — affiliated .............................................. 934  2,240  25,597  4,931
Interest — unaffiliated .............................................. 4  15  1,415  30
Securities lending income — affiliated — net ............................... 8,585  201,413  56,508  6,465
Foreign taxes withheld ............................................. (486) —  —  (14,029)
Total investment income ..............................................
1,602,501  4,374,689  51,794,910  14,154,483
EXPENSES
Investment advisory ............................................... 532,489  841,482  8,990,529  1,861,869
Total expenses .................................................... 532,489  841,482  8,990,529  1,861,869
Net investment income ...............................................
1,070,012  3,533,207  42,804,381  12,292,614
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (4,489,298) (8,563,037) (85,853,548) (10,849,346)
Investments — affiliated ........................................... 3,212  3,487  20,246  2,288
Futures contracts ............................................... (130,237) (128,848) (1,228,196) (277,151)
In-kind redemptions — unaffiliated
(a)
................................... (52,839) 9,074,168  (132,938,003) (7,438,605)
(4,669,162) 385,770  (219,999,501) (18,562,814)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (81,865,302) (58,828,379) (1,001,766,193) (191,882,693)
Investments — affiliated ........................................... 853  (215) 17,334  2,884
Futures contracts ............................................... (36,277) (32,213) (1,261,345) (335,677)
(81,900,726) (58,860,807) (1,003,010,204) (192,215,486)
Net realized and unrealized loss .........................................
(86,569,888) (58,475,037) (1,223,009,705) (210,778,300)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (85,499,876) $ (54,941,830) $ (1,180,205,324) $ (198,485,686)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2022
Financial Statements
See notes to financial statements.
iShares
U.S.
Telecommunications
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 5,006,204
Dividends — affiliated .............................................................................................. 2,124
Interest — unaffiliated .............................................................................................. 26
Securities lending income — affiliated — net ............................................................................... 43,235
Total investment income ..............................................................................................
5,051,589
EXPENSES
Investment advisory ............................................................................................... 801,350
Total expenses .................................................................................................... 801,350
Net investment income ...............................................................................................
4,250,239
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (19,752,637)
Investments — affiliated ........................................................................................... 366
Futures contracts ............................................................................................... (211,665)
In-kind redemptions — unaffiliated
(a)
................................................................................... 7,934,989
(12,028,947)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... (122,942,207)
Investments — affiliated ........................................................................................... 9,142
Futures contracts ............................................................................................... (26,516)
(122,959,581)
Net realized and unrealized loss .........................................................................................
(134,988,528)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................
$ (130,738,289)
(a)
See Note 2 of the Notes to Financial Statements.

2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Aerospace & Defense ETF
iShares
U.S. Broker-Dealers & Securities Exchanges
ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 23,811,364  $ 18,923,398  $ 4,591,988  $ 14,226,042
Net realized gain (loss) ......................................... 92,560,379  (8,807,962) (32,487,964) 98,120,916
Net change in unrealized appreciation (depreciation) ..................... (807,458,424) 181,282,158  (57,013,788) (62,475,795)
Net increase (decrease) in net assets resulting from operations ................
(691,086,681) 191,397,594  (84,909,764) 49,871,163
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(24,169,835) (18,744,404) (4,560,004) (14,480,571)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
435,534,658  534,748,916  (15,155,009) 128,635,346
NET ASSETS
Total increase (decrease) in net assets ................................ (279,721,858) 707,402,106  (104,624,777) 164,025,938
Beginning of period .............................................
3,670,015,073  2,962,612,967  573,973,617  409,947,679
End of period .................................................
$ 3,390,293,215  $ 3,670,015,073  $ 469,348,840  $ 573,973,617
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Healthcare Providers ETF
iShares
U.S. Home Construction ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 4,883,208  $ 7,543,433  $ 5,830,318  $ 12,740,709
Net realized gain (loss) ......................................... 96,103,185  169,476,201  (170,096,697) 521,956,386
Net change in unrealized appreciation (depreciation) ..................... (256,659,342) (28,134,804) (31,766,501) (841,063,538)
Net increase (decrease) in net assets resulting from operations ................
(155,672,949) 148,884,830  (196,032,880) (306,366,443)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(4,943,298) (7,445,339) (5,935,342) (12,816,171)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
338,503,869  43,579,447  (383,364,767) (561,414,419)
NET ASSETS
Total increase (decrease) in net assets ................................ 177,887,622  185,018,938  (585,332,989) (880,597,033)
Beginning of period .............................................
1,328,741,918  1,143,722,980  1,764,975,542  2,645,572,575
End of period .................................................
$ 1,506,629,540  $ 1,328,741,918  $ 1,179,642,553  $ 1,764,975,542
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Infrastructure ETF
iShares
U.S. Insurance ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 15,723,426  $ 12,722,282  $ 2,832,824  $ 2,171,849
Net realized gain ............................................. 11,554,172  33,746,209  5,606,319  16,068,161
Net change in unrealized appreciation (depreciation) ..................... (279,672,753) 44,252,132  (55,768,625) 6,019,373
Net increase (decrease) in net assets resulting from operations ................
(252,395,155) 90,720,623  (47,329,482) 24,259,383
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(15,007,837) (13,909,010) (2,832,558) (2,177,905)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
859,172,764  452,497,643  171,349,692  79,477,725
NET ASSETS
Total increase in net assets ........................................ 591,769,772  529,309,256  121,187,652  101,559,203
Beginning of period .............................................
899,114,481  369,805,225  186,860,130  85,300,927
End of period .................................................
$ 1,490,884,253  $ 899,114,481  $ 308,047,782  $ 186,860,130
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Medical Devices ETF
iShares
U.S. Oil & Gas Exploration & Production ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 14,801,952  $ 21,735,101  $ 21,294,380  $ 12,731,655
Net realized gain ............................................. 110,426,036  1,224,731,110  59,727,817  30,812,978
Net change in unrealized appreciation (depreciation) ..................... (1,896,266,631) (480,419,454) (109,957,668) 191,285,446
Net increase (decrease) in net assets resulting from operations ................
(1,771,038,643) 766,046,757  (28,935,471) 234,830,079
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(19,794,075) (21,981,981) (19,501,205) (12,422,061)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(491,318,048) (874,728,044) 122,451,169  334,558,987
NET ASSETS
Total increase (decrease) in net assets ................................ (2,282,150,766) (130,663,268) 74,014,493  556,967,005
Beginning of period .............................................
8,076,257,281  8,206,920,549  800,140,021  243,173,016
End of period .................................................
$ 5,794,106,515  $ 8,076,257,281  $ 874,154,514  $ 800,140,021
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Oil Equipment & Services ETF
iShares
U.S. Pharmaceuticals ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 1,070,012  $ 724,866  $ 3,533,207  $ 6,210,467
Net realized gain (loss) ......................................... (4,669,162) 9,241,052  385,770  15,412,515
Net change in unrealized appreciation (depreciation) ..................... (81,900,726) 47,969,785  (58,860,807) 18,112,653
Net increase (decrease) in net assets resulting from operations ................
(85,499,876) 57,935,703  (54,941,830) 39,735,635
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,080,206) (935,137) (3,648,622) (6,432,724)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(66,188,472) (144,838,846) 31,896,621  19,708,210
NET ASSETS
Total increase (decrease) in net assets ................................ (152,768,554) (87,838,280) (26,693,831) 53,011,121
Beginning of period .............................................
283,677,433  371,515,713  407,773,165  354,762,044
End of period .................................................
$ 130,908,879  $ 283,677,433  $ 381,079,334  $ 407,773,165
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Real Estate ETF
iShares
U.S. Regional Banks ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 42,804,381  $ 99,806,560  $ 12,292,614  $ 25,681,150
Net realized gain (loss) ......................................... (219,999,501) 853,822,015  (18,562,814) 52,406,877
Net change in unrealized appreciation (depreciation) ..................... (1,003,010,204) (111,482,808) (192,215,486) (37,133,160)
Net increase (decrease) in net assets resulting from operations ................
(1,180,205,324) 842,145,767  (198,485,686) 40,954,867
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(56,852,302) (140,375,492) (12,746,431) (24,749,500)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(815,645,945) (9,950,229) (429,733,281) 696,331,202
NET ASSETS
Total increase (decrease) in net assets ................................ (2,052,703,571) 691,820,046  (640,965,398) 712,536,569
Beginning of period .............................................
5,378,866,583  4,687,046,537  1,386,344,257  673,807,688
End of period .................................................
$ 3,326,163,012  $ 5,378,866,583  $ 745,378,859  $ 1,386,344,257
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Telecommunications ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 4,250,239  $ 10,776,734
Net realized gain (loss) ............................................................................ (12,028,947) 33,236,725
Net change in unrealized appreciation (depreciation) ........................................................ (122,959,581) (61,914,632)
Net decrease in net assets resulting from operations ..........................................................
(130,738,289) (17,901,173)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(4,284,490) (10,823,757)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
79,187,228  106,283,084
NET ASSETS
Total increase (decrease) in net assets ................................................................... (55,835,551) 77,558,154
Beginning of period ................................................................................
503,439,963  425,881,809
End of period ....................................................................................
$ 447,604,412  $ 503,439,963
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Aerospace & Defense ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Year Ended
03/31/18
(a)
Net asset value, beginning of period .......
$ 110.71  $ 104.13  $ 71.94  $ 99.80  $ 98.97  $ 74.40
Net investment income
(b)
............... 0.65  0.72  0.89  1.69  0.89  0.78
Net realized and unrealized gain (loss)
(c)
.....
(19.56) 6.55  32.23  (27.74) 1.01  24.70
Net increase (decrease) from investment
operations .........................
(18.91) 7.27  33.12  (26.05) 1.90  25.48
Distributions
(d)
– – – – – –
From net investment income ............ (0.66) (0.69) (0.93) (1.81) (0.92) (0.91)
From net realized gains ................ —  —  —  —  (0.15) —
Total distributions .....................
(0.66) (0.69) (0.93) (1.81) (1.07) (0.91)
Net asset value, end of period ............
$ 91.14  $ 110.71  $ 104.13  $ 71.94  $ 99.80  $ 98.97
Total Return
(e)
– – – – – –
Based on net asset value ................
(17.12)%
(f)
7.00% 46.23% (26.58)% 1.91% 34.40%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0.40%
(h)
0.39% 0.42% 0.42% 0.42% 0.43%
Net investment income ..................
1.27%
(h)
0.68% 1.04% 1.57% 0.90% 0.87%
Supplemental Data
Net assets, end of period (000) ............
$ 3,390,293  $ 3,670,015  $ 2,962,613  $ 2,834,403  $ 5,019,632  $ 5,749,730
Portfolio turnover rate
(i)
..................
4% 27% 49% 20% 38% 14%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ......
$ 99.82  $ 92.12  $ 51.30  $ 58.82  $ 65.50  $ 51.31
Net investment income
(a)
.............. 0.89  1.80  1.07  1.03  0.88  0.83
Net realized and unrealized gain (loss)
(b)
....
(14.49) 7.84  40.82  (7.46) (6.51) 14.15
Net increase (decrease) from investment
operations ........................
(13.60) 9.64  41.89  (6.43) (5.63) 14.98
Distributions from net investment income
(c)
.... (0.88) (1.94) (1.07) (1.09) (1.05) (0.79)
Net asset value, end of period ...........
$ 85.34  $ 99.82  $ 92.12  $ 51.30  $ 58.82  $ 65.50
Total Return
(d)
– – – – – –
Based on net asset value ...............
(13.64)%
(e)
10.38% 82.40% (11.15)% (8.63)% 29.39%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0.40%
(g)
0.39% 0.41% 0.42% 0.42% 0.43%
Net investment income .................
1.95%
(g)
1.70% 1.48% 1.60% 1.38% 1.44%
Supplemental Data
Net assets, end of period (000) ...........
$ 469,349  $ 573,974  $ 409,948  $ 141,086  $ 217,641  $ 347,155
Portfolio turnover rate
(h)
.................
16% 24% 37% 15% 27% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare Providers ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period .......
$ 282.71  $ 251.37  $ 166.85  $ 167.98  $ 157.08  $ 134.12
Net investment income
(a)
............... 0.87  1.65  1.30  1.25  0.54  0.35
Net realized and unrealized gain (loss)
(b)
.....
(27.38) 31.33  84.59  (1.04) 16.99  22.97
Net increase (decrease) from investment
operations .........................
(26.51) 32.98  85.89  0.21  17.53  23.32
Distributions from net investment income
(c)
..... (0.84) (1.64) (1.37) (1.34) (6.63) (0.36)
Net asset value, end of period ............
$ 255.36  $ 282.71  $ 251.37  $ 166.85  $ 167.98  $ 157.08
Total Return
(d)
– – – – – –
Based on net asset value ................
(9.38)%
(e)
13.15% 51.63% 0.10% 11.25% 17.40%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0.40%
(g)
0.39% 0.42% 0.42% 0.43% 0.43%
Net investment income ..................
0.65%
(g)
0.61% 0.61% 0.70% 0.29% 0.24%
Supplemental Data
Net assets, end of period (000) ............
$ 1,506,630  $ 1,328,742  $ 1,143,723  $ 784,201  $ 797,909  $ 471,251
Portfolio turnover rate
(h)
..................
6% 24% 27% 30% 48% 20%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Home Construction ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period .....
$ 59.23  $ 67.84  $ 28.94  $ 35.26  $ 39.24  $ 31.97
Net investment income
(a)
............. 0.24  0.36  0.27  0.23  0.19  0.13
Net realized and unrealized gain (loss)
(b)
...
(7.25) (8.59) 38.89  (6.31) (3.97) 7.28
Net increase (decrease) from investment
operations .......................
(7.01) (8.23) 39.16  (6.08) (3.78) 7.41
Distributions from net investment income
(c)
... (0.25) (0.38) (0.26) (0.24) (0.20) (0.14)
Net asset value, end of period ..........
$ 51.97  $ 59.23  $ 67.84  $ 28.94  $ 35.26  $ 39.24
Total Return
(d)
– – – – – –
Based on net asset value ..............
(11.85)%
(e)
(12.21)% 135.53% (17.40)% (9.60)% 23.19%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .....................
0.40%
(g)
0.39% 0.41% 0.42% 0.42% 0.43%
Net investment income ................
0.82%
(g)
0.50% 0.50% 0.55% 0.53% 0.34%
Supplemental Data
Net assets, end of period (000) ..........
$ 1,179,643  $ 1,764,976  $ 2,645,573  $ 707,640  $ 1,147,657  $ 1,618,817
Portfolio turnover rate
(h)
................
4% 5% 14% 15% 17% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Infrastructure ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Period From
04/03/18
(a)
to 03/31/19
Net asset value, beginning of period .....................
$ 38.92  $ 34.56  $ 20.27  $ 26.31  $ 25.31
Net investment income
(b)
............................. 0.38  0.67  0.77  0.49  0.43
Net realized and unrealized gain (loss)
(c)
...................
(6.78) 4.38  14.10  (6.00) 1.24
Net increase (decrease) from investment operations ............
(6.40) 5.05  14.87  (5.51) 1.67
Distributions
(d)
– – – – –
From net investment income .......................... (0.32) (0.69) (0.58) (0.47) (0.34)
From net realized gains .............................. —  —  —  —  (0.33)
Return of capital ...................................
—  —  —  (0.06) (0.00)
(e)
Total distributions ...................................
(0.32) (0.69) (0.58) (0.53) (0.67)
Net asset value, end of period ..........................
$ 32.20  $ 38.92  $ 34.56  $ 20.27  $ 26.31
Total Return
(f)
– – – – –
Based on net asset value ..............................
(16.50)%
(g)
14.78% 74.11% (21.26)% 6.78%
(g)
Ratios to Average Net Assets
(h)
– – – – –
Total expenses .....................................
0.30%
(i)
0.35% 0.40% 0.40% 0.40%
(i)
Net investment income ................................
2.11%
(i)
1.85% 2.54% 1.84% 1.67%
(i)
Supplemental Data
Net assets, end of period (000) ..........................
$ 1,490,884  $ 899,114  $ 369,805  $ 5,068  $ 5,262
Portfolio turnover rate
(j)
................................
13% 33% 65% 23% 43%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Insurance ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ......
$ 91.15  $ 74.17  $ 49.76  $ 63.64  $ 64.54  $ 60.46
Net investment income
(a)
.............. 0.75  1.67  1.51  1.35  1.23  1.18
Net realized and unrealized gain (loss)
(b)
....
(12.18) 16.94  24.37  (13.77) (0.89) 4.20
Net increase (decrease) from investment
operations ........................
(11.43) 18.61  25.88  (12.42) 0.34  5.38
Distributions from net investment income
(c)
.... (0.73) (1.63) (1.47) (1.46) (1.24) (1.30)
Net asset value, end of period ...........
$ 78.99  $ 91.15  $ 74.17  $ 49.76  $ 63.64  $ 64.54
Total Return
(d)
– – – – – –
Based on net asset value ...............
(12.57)%
(e)
25.36% 52.54% (19.92)% 0.60% 8.93%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0.40%
(g)
0.39% 0.42% 0.42% 0.43% 0.43%
Net investment income .................
1.76%
(g)
2.04% 2.50% 1.95% 1.94% 1.85%
Supplemental Data
Net assets, end of period (000) ...........
$ 308,048  $ 186,860  $ 85,301  $ 62,206  $ 98,637  $ 132,302
Portfolio turnover rate
(h)
.................
6% 11% 10% 8% 17% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Medical Devices ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Year Ended
03/31/18
(a)
Net asset value, beginning of period .......
$ 60.93  $ 55.04  $ 37.54  $ 38.57  $ 30.81  $ 25.24
Net investment income
(b)
............... 0.11  0.16  0.15  0.16  0.12  0.11
Net realized and unrealized gain (loss)
(c)
.....
(13.75) 5.89  17.49  (1.04) 7.73  5.55
Net increase (decrease) from investment
operations .........................
(13.64) 6.05  17.64  (0.88) 7.85  5.66
Distributions from net investment income
(d)
..... (0.16) (0.16) (0.14) (0.15) (0.09) (0.09)
Net asset value, end of period ............
$ 47.13  $ 60.93  $ 55.04  $ 37.54  $ 38.57  $ 30.81
Total Return
(e)
– – – – – –
Based on net asset value ................
(22.41)%
(f)
10.99% 47.02% (2.32)% 25.50% 22.48%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0.40%
(h)
0.39% 0.41% 0.42% 0.43% 0.43%
Net investment income ..................
0.43%
(h)
0.26% 0.30% 0.39% 0.33% 0.38%
Supplemental Data
Net assets, end of period (000) ............
$ 5,794,107  $ 8,076,257  $ 8,206,921  $ 4,144,859  $ 3,656,734  $ 1,719,373
Portfolio turnover rate
(i)
..................
4% 11% 9% 9% 36% 15%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil & Gas Exploration & Production ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ......
$ 84.23  $ 48.63  $ 22.83  $ 58.20  $ 63.55  $ 61.16
Net investment income
(a)
.............. 2.05  2.00  0.98  0.95  0.67  0.56
Net realized and unrealized gain (loss)
(b)
....
(1.23) 35.51  25.92  (35.22) (5.11) 2.49
Net increase (decrease) from investment
operations ........................
0.82  37.51  26.90  (34.27) (4.44) 3.05
Distributions from net investment income
(c)
.... (1.80) (1.91) (1.10) (1.10) (0.91) (0.66)
Net asset value, end of period ...........
$ 83.25  $ 84.23  $ 48.63  $ 22.83  $ 58.20  $ 63.55
Total Return
(d)
– – – – – –
Based on net asset value ...............
0.97%
(e)
78.44% 120.05% (59.65)% (7.06)% 5.09%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0.40%
(g)
0.39% 0.42% 0.42% 0.42% 0.43%
Net investment income .................
4.70%
(g)
3.27% 2.81% 1.87% 1.00% 0.96%
Supplemental Data
Net assets, end of period (000) ...........
$ 874,155  $ 800,140  $ 243,173  $ 90,169  $ 276,450  $ 365,406
Portfolio turnover rate
(h)
.................
7% 17% 21% 25% 12% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil Equipment & Services ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period .....
$ 19.30  $ 13.41  $ 5.97  $ 25.24  $ 32.41  $ 42.09
Net investment income
(a)
............. 0.07  0.07  0.14  0.47  0.34  1.18
(b)
Net realized and unrealized gain (loss)
(c)
...
(4.91) 5.92  7.50  (19.27) (7.14) (9.61)
Net increase (decrease) from investment
operations .......................
(4.84) 5.99  7.64  (18.80) (6.80) (8.43)
Distributions from net investment income
(d)
... (0.07) (0.10) (0.20) (0.47) (0.37) (1.25)
Net asset value, end of period ..........
$ 14.39  $ 19.30  $ 13.41  $ 5.97  $ 25.24  $ 32.41
Total Return
(e)
– – – – – –
Based on net asset value ..............
(25.13)%
(f)
44.88% 129.06% (75.48)% (21.10)% (20.19)%
(g)
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .....................
0.40%
(i)
0.39% 0.41% 0.42% 0.42% 0.43%
Net investment income ................
0.80%
(i)
0.49% 1.37% 2.44% 1.09% 3.37%
(b)
Supplemental Data
Net assets, end of period (000) ..........
$ 130,909  $ 283,677  $ 371,516  $ 25,669  $ 155,238  $ 204,188
Portfolio turnover rate
(j)
................
6% 55% 71% 23% 35% 25%
(a)
Based on average shares outstanding.
(b)
Includes a one-time special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.05% of average net assets.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (20.37)% for the year ended March 31, 2018.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Pharmaceuticals ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ......
$ 194.18  $ 177.38  $ 134.83  $ 154.05  $ 147.20  $ 150.97
Net investment income
(a)
.............. 1.58  3.06  2.20  2.14  1.73  2.25
Net realized and unrealized gain (loss)
(b)
....
(24.79) 16.88  42.53  (19.09) 6.91  (3.75)
Net increase (decrease) from investment
operations ........................
(23.21) 19.94  44.73  (16.95) 8.64  (1.50)
Distributions from net investment income
(c)
.... (1.60) (3.14) (2.18) (2.27) (1.79) (2.27)
Net asset value, end of period ...........
$ 169.37  $ 194.18  $ 177.38  $ 134.83  $ 154.05  $ 147.20
Total Return
(d)
– – – – – –
Based on net asset value ...............
(11.99)%
(e)
11.29% 33.30% (11.06)% 5.88% (1.05)%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0.40%
(g)
0.39% 0.42% 0.42% 0.42% 0.43%
Net investment income .................
1.68%
(g)
1.63% 1.33% 1.45% 1.12% 1.47%
Supplemental Data
Net assets, end of period (000) ...........
$ 381,079  $ 407,773  $ 354,762  $ 276,404  $ 385,114  $ 390,088
Portfolio turnover rate
(h)
.................
7% 20% 52% 40% 51% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Real Estate ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ......
$ 108.01  $ 91.81  $ 69.71  $ 86.99  $ 75.48  $ 78.51
Net investment income
(a)
.............. 0.93  1.64  1.67  2.16  2.28  2.22
Net realized and unrealized gain (loss)
(b)
....
(26.28) 16.94  22.49  (16.61) 11.86  (2.36)
Net increase (decrease) from investment
operations ........................
(25.35) 18.58  24.16  (14.45) 14.14  (0.14)
Distributions from net investment income
(c)
.... (1.24) (2.38) (2.06) (2.83) (2.63) (2.89)
Net asset value, end of period ...........
$ 81.42  $ 108.01  $ 91.81  $ 69.71  $ 86.99  $ 75.48
Total Return
(d)
– – – – – –
Based on net asset value ...............
(23.52)%
(e)
20.27% 35.02% (17.14)% 19.09% (0.29)%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0.40%
(g)
0.39% 0.41% 0.42% 0.42% 0.43%
Net investment income .................
1.91%
(g)
1.56% 2.03% 2.39% 2.85% 2.80%
Supplemental Data
Net assets, end of period (000) ...........
$ 3,326,163  $ 5,378,867  $ 4,687,047  $ 3,067,098  $ 4,597,605  $ 3,596,742
Portfolio turnover rate
(h)
.................
4% 9% 14% 8% 11% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Regional Banks ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ......
$ 58.87  $ 56.62  $ 29.00  $ 43.44  $ 50.39  $ 44.79
Net investment income
(a)
.............. 0.70  1.34  1.32  1.20  1.01  0.80
Net realized and unrealized gain (loss)
(b)
....
(11.02) 2.14  27.52  (14.32) (6.91) 5.60
Net increase (decrease) from investment
operations ........................
(10.32) 3.48  28.84  (13.12) (5.90) 6.40
Distributions from net investment income
(c)
.... (0.77) (1.23) (1.22) (1.32) (1.05) (0.80)
Net asset value, end of period ...........
$ 47.78  $ 58.87  $ 56.62  $ 29.00  $ 43.44  $ 50.39
Total Return
(d)
– – – – – –
Based on net asset value ...............
(17.58)%
(e)
6.11% 101.55% (31.09)% (11.79)% 14.42%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0.40%
(g)
0.39% 0.41% 0.42% 0.42% 0.43%
Net investment income .................
2.65%
(g)
2.19% 3.26% 2.60% 2.08% 1.68%
Supplemental Data
Net assets, end of period (000) ...........
$ 745,379  $ 1,386,344  $ 673,808  $ 197,182  $ 519,088  $ 902,061
Portfolio turnover rate
(h)
.................
3% 14% 6% 5% 10% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Telecommunications ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period .....
$ 29.88  $ 32.39  $ 24.88  $ 29.73  $ 27.06  $ 32.38
Net investment income
(a)
............. 0.28  0.77  0.82  0.71  0.49  0.74
Net realized and unrealized gain (loss)
(b)
...
(9.04) (2.54) 7.50  (4.80) 2.71  (5.08)
Net increase (decrease) from investment
operations .......................
(8.76) (1.77) 8.32  (4.09) 3.20  (4.34)
Distributions from net investment income
(c)
... (0.25) (0.74) (0.81) (0.76) (0.53) (0.98)
Net asset value, end of period ..........
$ 20.87  $ 29.88  $ 32.39  $ 24.88  $ 29.73  $ 27.06
Total Return
(d)
– – – – – –
Based on net asset value ..............
(29.43)%
(e)
(5.63)% 33.82% (13.99)% 11.91% (13.63)%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .....................
0.40%
(g)
0.39% 0.42% 0.42% 0.42% 0.43%
Net investment income ................
2.12%
(g)
2.37% 2.82% 2.40% 1.73% 2.41%
Supplemental Data
Net assets, end of period (000) ..........
$ 447,604  $ 503,440  $ 425,882  $ 292,379  $ 463,756  $ 316,596
Portfolio turnover rate
(h)
................
13% 75% 40% 41% 35% 86%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

2022
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The iShares U.S. Aerospace & Defense ETF, iShares U.S. Medical Devices ETF and iShares U.S. Telecommunications ETF had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized their ability to temporarily borrow from that custodian for operational purposes. Each fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
iShares ETF
Diversification
Classification
U.S. Aerospace & Defense .............................................................................................. Non-diversified
U.S. Broker-Dealers & Securities Exchanges .................................................................................. Non-diversified
U.S. Healthcare Providers ............................................................................................... Non-diversified
U.S. Home Construction ................................................................................................ Non-diversified
U.S. Infrastructure .................................................................................................... Diversified
U.S. Insurance ...................................................................................................... Non-diversified
U.S. Medical Devices .................................................................................................. Non-diversified
U.S. Oil & Gas Exploration & Production ..................................................................................... Non-diversified
U.S. Oil Equipment & Services ............................................................................................ Non-diversified
U.S. Pharmaceuticals .................................................................................................. Non-diversified
U.S. Real Estate ..................................................................................................... Diversified
U.S. Regional Banks .................................................................................................. Non-diversified
U.S. Telecommunications ............................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Aerospace & Defense
BNP Paribas SA ................................................. $ 10,472,938 $ (10,472,938) $ — $ —
BofA Securities, Inc. .............................................. 9,246,054 (9,246,054) — —
Citigroup Global Markets, Inc. ........................................ 19,314 (19,314) — —
Goldman Sachs & Co. LLC ......................................... 4,629,642 (4,629,642) — —
HSBC Bank PLC ................................................ 436,208 (436,208) — —
J.P. Morgan Securities LLC ......................................... 1,914,853 (1,914,853) — —
Jefferies LLC ................................................... 966,123 (966,123) — —
Morgan Stanley ................................................. 1,889 (1,889) — —
National Financial Services LLC ...................................... 324,641 (324,641) — —
Scotia Capital (USA), Inc. .......................................... 1,410,960 (1,410,960) — —
SG Americas Securities LLC ........................................ 273,562 (273,562) — —
State Street Bank & Trust Co. ........................................ 132,742 (132,742) — —
UBS AG ...................................................... 13,148,472 (13,148,472) — —
UBS Securities LLC .............................................. 2,414,233 (2,414,233) — —
Virtu Americas LLC ............................................... 257,784 (257,784) — —
Wells Fargo Bank N.A. ............................................ 627,506 (627,506) — —
Wells Fargo Securities LLC ......................................... 3,069,413 (3,069,413) — —
$ 49,346,334 $ (49,346,334)
$ —
$ —
a
U.S. Broker-Dealers & Securities Exchanges
UBS AG ...................................................... 5,156,128 (5,156,128) — —
Virtu Americas LLC ............................................... 132,704 (132,704) — —
$ 5,288,832 $ (5,288,832)
$ —
$ —
a
U.S. Healthcare Providers
Barclays Bank PLC ............................................... 1,702,740 (1,702,740) — —
BMO Capital Markets Corp. ......................................... 23,522 (23,522) — —
BNP Paribas SA ................................................. 18,246,552 (18,246,552) — —
BofA Securities, Inc. .............................................. 150,527 (150,527) — —
Citigroup Global Markets, Inc. ........................................ 1,983,981 (1,983,981) — —
Credit Suisse Securities (USA) LLC .................................... 2,654,602 (2,654,602) — —
Goldman Sachs & Co. LLC ......................................... 30,350,838 (30,350,838) — —
J.P. Morgan Securities LLC ......................................... 11,416,800 (11,416,800) — —
Morgan Stanley ................................................. 4,223,547 (4,223,547) — —
National Financial Services LLC ...................................... 159,588 (159,588) — —
Natixis S.A. .................................................... 246,185 (246,185) — —
RBC Capital Markets LLC .......................................... 253,820 (253,820) — —
SG Americas Securities LLC ........................................ 3,419,754 (3,419,754) — —
State Street Bank & Trust Co. ........................................ 345,335 (345,335) — —
UBS AG ...................................................... 5,183,661 (5,183,661) — —
UBS Securities LLC .............................................. 458,133 (458,133) — —
Wells Fargo Bank N.A. ............................................ 69,506 (69,506) — —
Wells Fargo Securities LLC ......................................... 486,017 (486,017) — —
$ 81,375,108 $ (81,375,108)
$ —
$ —
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Home Construction
BNP Paribas SA ................................................. $ 3,090,165 $ (3,090,165) $ — $ —
BofA Securities, Inc. .............................................. 13,221,648 (13,221,648) — —
Goldman Sachs & Co. LLC ......................................... 24,682,057 (24,682,057) — —
Jefferies LLC ................................................... 162,282 (162,282) — —
Morgan Stanley ................................................. 541,728 (541,728) — —
Natixis S.A. .................................................... 3,240,684 (3,240,684) — —
RBC Capital Markets LLC .......................................... 9,045,296 (9,045,296) — —
Scotia Capital (USA), Inc. .......................................... 10,744,879 (10,744,879) — —
UBS AG ...................................................... 489,997 (489,997) — —
UBS Securities LLC .............................................. 111,936 (111,936) — —
Virtu Americas LLC ............................................... 184,275 (184,275) — —
Wells Fargo Securities LLC ......................................... 138,600 (138,600) — —
$ 65,653,547 $ (65,653,547)
$ —
$ —
a
U.S. Infrastructure
Barclays Capital, Inc. ............................................. 1,844,689 (1,844,689) — —
Citigroup Global Markets, Inc. ........................................ 1,132,856 (1,132,856) — —
HSBC Bank PLC ................................................ 424,714 (424,714) — —
J.P. Morgan Securities LLC ......................................... 8,748,352 (8,748,352) — —
Jefferies LLC ................................................... 462,500 (462,500) — —
Morgan Stanley ................................................. 8,699,332 (8,699,332) — —
RBC Capital Markets LLC .......................................... 107,448 (107,448) — —
State Street Bank & Trust Co. ........................................ 389,487 (389,487) — —
UBS AG ...................................................... 1,033,937 (1,033,937) — —
UBS Securities LLC .............................................. 419,230 (419,230) — —
Virtu Americas LLC ............................................... 232,299 (232,299) — —
$ 23,494,844 $ (23,494,844)
$ —
$ —
a
U.S. Insurance
Citigroup Global Markets, Inc. ........................................ 69,343 (69,343) — —
Goldman Sachs & Co. LLC ......................................... 2,976,311 (2,976,311) — —
Morgan Stanley ................................................. 7,072 (7,072) — —
Wells Fargo Bank N.A. ............................................ 280,962 (280,962) — —
$ 3,333,688 $ (3,333,688)
$ —
$ —
a
U.S. Medical Devices
Barclays Bank PLC ............................................... 305,303 (305,303) — —
BNP Paribas SA ................................................. 29,235,999 (29,235,999) — —
BofA Securities, Inc. .............................................. 17,536,532 (17,536,532) — —
Citigroup Global Markets, Inc. ........................................ 42,317,161 (42,317,161) — —
Credit Suisse Securities (USA) LLC .................................... 49,132 (49,132) — —
Goldman Sachs & Co. LLC ......................................... 9,951,069 (9,951,069) — —
HSBC Bank PLC ................................................ 165,601 (165,601) — —
J.P. Morgan Securities LLC ......................................... 45,088,331 (45,088,331) — —
Jefferies LLC ................................................... 1,325,192 (1,325,192) — —
Morgan Stanley ................................................. 5,207,716 (5,207,716) — —
National Financial Services LLC ...................................... 7,442,810 (7,442,810) — —
Natixis S.A. .................................................... 182,908 (182,908) — —
RBC Capital Markets LLC .......................................... 1,258,312 (1,258,312) — —
Scotia Capital (USA), Inc. .......................................... 1,359,946 (1,359,946) — —
SG Americas Securities LLC ........................................ 169,134 (169,134) — —
UBS AG ...................................................... 10,780,766 (10,780,766) — —
UBS Securities LLC .............................................. 127,028 (127,028) — —
Virtu Americas LLC ............................................... 319,266 (319,266) — —
$ 172,822,206 $ (172,822,206)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Oil & Gas Exploration & Production
Barclays Bank PLC ............................................... $ 286,083 $ (286,083) $ — $ —
BofA Securities, Inc. .............................................. 1,655,896 (1,655,896) — —
Goldman Sachs & Co. LLC ......................................... 551,377 (550,222) — 1,155
J.P. Morgan Securities LLC ......................................... 2,707,950 (2,707,950) — —
Natixis S.A. .................................................... 73,134 (73,134) — —
SG Americas Securities LLC ........................................ 1,247,337 (1,247,337) — —
UBS AG ...................................................... 5,035,338 (5,035,338) — —
Virtu Americas LLC ............................................... 218,973 (218,973) — —
$ 11,776,088 $ (11,774,933)
$ —
$ 1,155
a
U.S. Oil Equipment & Services
BNP Paribas SA ................................................. 1,084,795 (1,084,795) — —
BofA Securities, Inc. .............................................. 432,327 (432,327) — —
Goldman Sachs & Co. LLC ......................................... 379,764 (379,764) — —
J.P. Morgan Securities LLC ......................................... 1,083,760 (1,083,760) — —
Morgan Stanley ................................................. 3,175,845 (3,175,845) — —
Scotia Capital (USA), Inc. .......................................... 146,820 (146,820) — —
UBS AG ...................................................... 13,097 (13,097) — —
Wells Fargo Bank N.A. ............................................ 373,926 (373,926) — —
$ 6,690,334 $ (6,690,334)
$ —
$ —
a
U.S. Pharmaceuticals
Barclays Bank PLC ............................................... 512,379 (512,379) — —
BNP Paribas SA ................................................. 1,754,892 (1,713,555) — 41,337
Citigroup Global Markets, Inc. ........................................ 363,834 (363,834) — —
Goldman Sachs & Co. LLC ......................................... 8,232,259 (8,232,259) — —
J.P. Morgan Securities LLC ......................................... 132,318 (132,318) — —
Jefferies LLC ................................................... 1,689,647 (1,689,647) — —
Morgan Stanley ................................................. 1,177,198 (1,177,198) — —
National Financial Services LLC ...................................... 282,040 (282,040) — —
RBC Capital Markets LLC .......................................... 8,898 (8,898) — —
UBS AG ...................................................... 599,616 (599,616) — —
UBS Securities LLC .............................................. 202,974 (202,235) — 739
Wells Fargo Securities LLC ......................................... 79,458 (79,458) — —
$ 15,035,513 $ (14,993,437)
$ —
$ 42,076
a
U.S. Real Estate
BNP Paribas SA ................................................. 15,452,491 (15,452,491) — —
Goldman Sachs & Co. LLC ......................................... 62,685 (62,685) — —
J.P. Morgan Securities LLC ......................................... 1,023,436 (1,023,436) — —
Morgan Stanley ................................................. 18,500 (18,500) — —
Scotia Capital (USA), Inc. .......................................... 7,865 (7,865) — —
UBS AG ...................................................... 3,548 (3,548) — —
$ 16,568,525 $ (16,568,525)
$ —
$ —
a
U.S. Regional Banks
Goldman Sachs & Co. LLC ......................................... 13,229,732 (13,229,732) — —
Morgan Stanley ................................................. 1,630,324 (1,630,324) — —
$ 14,860,056 $ (14,860,056)
$ —
$ —
a
U.S. Telecommunications
BNP Paribas SA ................................................. 10,812,488 (10,812,488) — —
BofA Securities, Inc. .............................................. 4,334,701 (4,334,701) — —
Goldman Sachs & Co. LLC ......................................... 11,819,262 (11,819,262) — —
J.P. Morgan Securities LLC ......................................... 1,201,447 (1,201,447) — —
Morgan Stanley ................................................. 3,954,896 (3,954,896) — —
$ 32,122,794 $ (32,122,794)
$ —
$ —
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of
Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each Fund, except for the iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 11, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service
iShares ETF Investment Advisory Fees
U.S. Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
U.S. Aerospace & Defense ............................................................................................. $ 68,615
U.S. Broker-Dealers & Securities Exchanges ................................................................................. 379
U.S. Healthcare Providers .............................................................................................. 34,601
U.S. Home Construction ............................................................................................... 19,060
U.S. Infrastructure ................................................................................................... 192,056
U.S. Insurance ..................................................................................................... 5,223
U.S. Medical Devices ................................................................................................. 121,729
U.S. Oil & Gas Exploration & Production .................................................................................... 3,779
U.S. Oil Equipment & Services ........................................................................................... 3,716
U.S. Pharmaceuticals ................................................................................................. 50,447
U.S. Real Estate .................................................................................................... 23,643
U.S. Regional Banks ................................................................................................. 2,735
U.S. Telecommunications .............................................................................................. 14,804
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Aerospace & Defense ......................................................... $ 13,873,131  $ 16,411,909  $ (3,601,662)
U.S. Broker-Dealers & Securities Exchanges ............................................. 8,577,318  26,903,387  (9,245,636)
U.S. Healthcare Providers .......................................................... 28,096,134  37,058,206  (3,133,923)
U.S. Home Construction ........................................................... 27,315,912  2,998,271  (1,549,367)
U.S. Infrastructure ............................................................... 14,852,223  27,123,452  (3,180,146)
U.S. Insurance ................................................................. 3,112,455  165,386  (32,606)
U.S. Medical Devices ............................................................. 25,350,484  91,200,607  (42,783,460)
U.S. Oil & Gas Exploration & Production ................................................ 10,406,949  12,947,499  (611,502)
U.S. Oil Equipment & Services ....................................................... 815,019  8,679,053  (2,721,556)
U.S. Pharmaceuticals ............................................................. 5,733,688  11,360,507  (2,178,533)
U.S. Real Estate ................................................................ 5,544,327  50,318,388  (28,421,258)
U.S. Regional Banks ............................................................. 2,496,335  6,771,841  (3,887,572)
U.S. Telecommunications .......................................................... 16,034,652  37,420,990  (12,446,395)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
7. Purchases and Sales
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases Sales
U.S. Aerospace & Defense ........................................................................... $ 128,449,277  $ 128,620,638
U.S. Broker-Dealers & Securities Exchanges ............................................................... 76,962,984  77,058,813
U.S. Healthcare Providers ............................................................................ 100,382,523  96,738,319
U.S. Home Construction ............................................................................. 50,976,487  50,698,785
U.S. Infrastructure ................................................................................. 200,513,970  183,779,498
U.S. Insurance ................................................................................... 19,942,763  17,464,153
U.S. Medical Devices ............................................................................... 250,072,347  260,109,022
U.S. Oil & Gas Exploration & Production .................................................................. 67,893,307  64,804,968
U.S. Oil Equipment & Services ......................................................................... 15,561,493  16,167,676
U.S. Pharmaceuticals ............................................................................... 27,312,716  27,271,662
U.S. Real Estate .................................................................................. 206,058,593  193,877,446
U.S. Regional Banks ............................................................................... 31,136,452  32,132,867
U.S. Telecommunications ............................................................................ 51,860,617  52,513,806
iShares ETF In-kind Purchases In-kind Sales
U.S. Aerospace & Defense ........................................................................... $ 1,031,303,775  $ 596,419,859
U.S. Broker-Dealers & Securities Exchanges ............................................................... 104,420,345  119,759,860
U.S. Healthcare Providers ............................................................................ 696,809,365  358,755,511
U.S. Home Construction ............................................................................. 2,053,264,626  2,436,124,377
U.S. Infrastructure ................................................................................. 1,075,355,009  234,754,322
U.S. Insurance ................................................................................... 263,087,729  94,658,081
U.S. Medical Devices ............................................................................... 564,327,634  1,054,738,778
U.S. Oil & Gas Exploration & Production .................................................................. 333,519,806  217,557,803
U.S. Oil Equipment & Services ......................................................................... 147,452,705  213,381,888
U.S. Pharmaceuticals ............................................................................... 76,682,871  44,904,280
U.S. Real Estate .................................................................................. 6,612,611,249  7,419,029,509
U.S. Regional Banks ............................................................................... 32,088,791  460,644,222
U.S. Telecommunications ............................................................................ 791,199,091  711,614,180
iShares ETF Amounts
U.S. Aerospace & Defense .............................................................................................
$ 881,214,186
U.S. Broker-Dealers & Securities Exchanges .................................................................................
52,873,436
U.S. Healthcare Providers ..............................................................................................
109,949,047
U.S. Home Construction ...............................................................................................
161,538,130
U.S. Infrastructure ...................................................................................................
14,434,506
U.S. Insurance .....................................................................................................
3,273,055
U.S. Medical Devices .................................................................................................
95,981,976
U.S. Oil & Gas Exploration & Production ....................................................................................
213,062,102
U.S. Oil Equipment & Services ...........................................................................................
290,293,620
U.S. Pharmaceuticals .................................................................................................
186,461,269
U.S. Real Estate ....................................................................................................
328,765,783
U.S. Regional Banks .................................................................................................
29,318,265
U.S. Telecommunications ..............................................................................................
242,235,368

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Aerospace & Defense ....................................... $ 3,888,587,723  $ 82,136,002  $ (514,523,105) $ (432,387,103)
U.S. Broker-Dealers & Securities Exchanges ........................... 556,751,446  8,037,338  (90,780,791) (82,743,453)
U.S. Healthcare Providers ........................................ 1,675,323,507  118,104,551  (199,570,243) (81,465,692)
U.S. Home Construction ......................................... 1,809,553,737  17,858  (563,902,169) (563,884,311)
U.S. Infrastructure ............................................. 1,730,296,970  28,822,365  (248,698,244) (219,875,879)
U.S. Insurance ............................................... 352,531,359  1,774,987  (43,544,724) (41,769,737)
U.S. Medical Devices ........................................... 6,791,125,997  125,694,933  (949,216,309) (823,521,376)
U.S. Oil & Gas Exploration & Production .............................. 849,320,708  66,218,311  (32,791,858) 33,426,453
U.S. Oil Equipment & Services ..................................... 182,791,838  653,644  (45,704,711) (45,051,067)
U.S. Pharmaceuticals ........................................... 413,738,256  31,545,689  (49,089,644) (17,543,955)
U.S. Real Estate .............................................. 4,857,179,129  12,115  (1,525,244,108) (1,525,231,993)
U.S. Regional Banks ........................................... 960,571,049  8,352,149  (210,707,458) (202,355,309)
U.S. Telecommunications ........................................ 665,150,265  9,705  (183,606,226) (183,596,521)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares  Amount  Shares  Amount
U.S. Aerospace & Defense
Shares sold .............................................. 10,000,000  $ 1,033,068,676  11,950,000  $ 1,295,868,298
Shares redeemed .......................................... (5,950,000) (597,534,018) (7,250,000) (761,119,382)
4,050,000  $ 435,534,658  4,700,000  $ 534,748,916
U.S. Broker-Dealers & Securities Exchanges
Shares sold .............................................. 1,100,000  $ 105,024,637  8,250,000  $ 850,130,332
Shares redeemed .......................................... (1,350,000) (120,179,646) (6,950,000) (721,494,986)
(250,000) $ (15,155,009) 1,300,000  $ 128,635,346
U.S. Healthcare Providers
Shares sold .............................................. 2,550,000  $ 697,797,826  2,150,000  $ 574,705,197
Shares redeemed .......................................... (1,350,000) (359,293,957) (2,000,000) (531,125,750)
1,200,000  $ 338,503,869  150,000  $ 43,579,447
U.S. Home Construction
Shares sold .............................................. 35,850,000  $ 2,056,980,619  74,150,000  $ 5,270,161,088
Shares redeemed .......................................... (42,950,000) (2,440,345,386) (83,350,000) (5,831,575,507)
(7,100,000) $ (383,364,767) (9,200,000) $ (561,414,419)
U.S. Infrastructure
Shares sold .............................................. 30,000,000  $ 1,099,285,590  19,100,000  $ 699,201,177
Shares redeemed .......................................... (6,800,000) (240,112,826) (6,700,000) (246,703,534)
23,200,000  $ 859,172,764  12,400,000  $ 452,497,643
U.S. Insurance
Shares sold .............................................. 3,000,000  $ 267,579,738  1,650,000  $ 141,976,398
Shares redeemed .......................................... (1,150,000) (96,230,046) (750,000) (62,498,673)
1,850,000  $ 171,349,692  900,000  $ 79,477,725

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares  Amount  Shares  Amount
U.S. Medical Devices
Shares sold .............................................. 10,450,000  $ 565,276,088  43,050,000
(a)
$ 2,720,563,100
Shares redeemed .......................................... (20,050,000) (1,056,594,136) (59,600,000)
(a)
(3,595,291,144)
(9,600,000) $ (491,318,048) (16,550,000) $ (874,728,044)
U.S. Oil & Gas Exploration & Production
Shares sold .............................................. 3,750,000  $ 347,387,420  9,350,000  $ 609,032,867
Shares redeemed .......................................... (2,750,000) (224,936,251) (4,850,000) (274,473,880)
1,000,000  $ 122,451,169  4,500,000  $ 334,558,987
U.S. Oil Equipment & Services
Shares sold .............................................. 7,950,000  $ 147,613,751  10,850,000  $ 174,454,955
Shares redeemed .......................................... (13,550,000) (213,802,223) (23,850,000) (319,293,801)
(5,600,000) $ (66,188,472) (13,000,000) $ (144,838,846)
U.S. Pharmaceuticals
Shares sold .............................................. 400,000  $ 76,906,986  400,000  $ 76,808,781
Shares redeemed .......................................... (250,000) (45,010,365) (300,000) (57,100,571)
150,000  $ 31,896,621  100,000  $ 19,708,210
U.S. Real Estate
Shares sold .............................................. 68,500,000  $ 6,634,147,716  274,950,000  $ 28,372,671,995
Shares redeemed .......................................... (77,450,000) (7,449,793,661) (225,150,000) (23,255,569,795)
(8,950,000) $ (815,645,945) 49,800,000  $ 5,117,102,200
U.S. Regional Banks
Shares sold .............................................. 600,000  $ 32,303,615  16,600,000  $ 999,516,077
Shares redeemed .......................................... (8,550,000) (462,036,896) (4,950,000) (303,184,875)
(7,950,000) $ (429,733,281) 11,650,000  $ 696,331,202
U.S. Telecommunications
Shares sold .............................................. 31,900,000  $ 792,528,737  32,050,000  $ 993,515,548
Shares redeemed .......................................... (27,300,000) (713,341,509) (28,350,000) (887,232,464)
4,600,000  $ 79,187,228  3,700,000  $ 106,283,084
(a)
Share transactions reflect a six-for-one stock split effective after the close of trading on July 16, 2021.

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Telecommunications ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year .
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale : The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates : The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Aerospace & Defense ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Medical Devices ETF, iShares U.S. Pharmaceuticals ETF (each the
“Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided : Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to te Fund and Profits Realized by BFA and its Affiliates : The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year .
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
i Shares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Real Estate ETF, iShares
U.S. Regional Banks ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Infrastructure ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
U.S. Infrastructure
(a)
................. $ 0.315560  $ —  $ 0.003347  $ 0.318907  99% — % 1% 100%
U.S. Real Estate
(a)
.................. 1.234421  —  0.003101  1.237522  100 — 0
(b)
100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)
Rounds to less than 1%.

General Information

2022
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-SAR-311-0922
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P
Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2022
iShares Trust
iShares Russell 1000 ETF | IWB | NYSE Arca
iShares Russell 1000 Growth ETF | IWF | NYSE Arca
iShares Russell 1000 Value ETF | IWD | NYSE Arca
2022 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of
Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe)
offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of September 30, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities
(MSCI Europe, Australasia,
Far East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(10.42) (14.15)
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Russell 1000 ETF
4
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (20.56) % (17.33) % 8.85% 11.46% (17.33) % 52.82% 195.89%
Fund Market ................
(20.48) (17.23) 8.88 11.48 – % (17.23) 53.04 196.40
Index ..................... (20.51) (17.22) 9.00 11.60 (17.22) 53.86 199.77
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 794.40  $ 0.67  $ 1,000.00  $ 1,024.32  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 26.0%
Health Care ................................... 14.7
Consumer Discretionary ........................... 11.6
Financials ..................................... 11.4
Industrials ..................................... 8.6
Communication Services ........................... 7.8
Consumer Staples ............................... 6.4
Energy ....................................... 4.6
Real Estate .................................... 3.2
Utilities ....................................... 3.0
Materials ..................................... 2.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 6.3%
Microsoft Corp. ................................. 5.2
Amazon.com, Inc. ............................... 3.0
Tesla, Inc. ..................................... 2.0
Alphabet, Inc., Class A ............................ 1.7
Alphabet, Inc., Class C, NVS ........................ 1.6
Berkshire Hathaway, Inc., Class B .................... 1.4
UnitedHealth Group, Inc. ........................... 1.4
Johnson & Johnson .............................. 1.3
Exxon Mobil Corp. ............................... 1.1
aaa aa

iShares
®
Russell 1000 Growth ETF
5
Fund Summary
Fund Summary
as of September 30, 2022
Investment Objective
The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (23.84) % (22.73) % 11.95% 13.49% (22.73) % 75.85% 254.39%
Fund Market ................
(23.88) (22.67) 11.97 13.50 – % (22.67) 75.97 254.73
Index ..................... (23.77) (22.59) 12.17 13.70 (22.59) 77.54 261.10
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 761.60  $ 0.84  $ 1,000.00  $ 1,024.12  $ 0.96  0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 42.7%
Consumer Discretionary ........................... 17.0
Health Care ................................... 12.2
Communication Services ........................... 7.6
Industrials ..................................... 7.2
Consumer Staples ............................... 5.7
Financials ..................................... 3.0
Real Estate .................................... 1.6
Energy ....................................... 1.6
Materials ..................................... 1.4
Utilities ....................................... 0.0
(b)
a a
(a)
Excludes money market funds.
(b)
Rounds to less than 0.1%.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 12.5%
Microsoft Corp. ................................. 10.3
Amazon.com, Inc. ............................... 5.9
Tesla, Inc. ..................................... 4.0
Alphabet, Inc., Class A ............................ 2.9
Alphabet, Inc., Class C, NVS ........................ 2.7
UnitedHealth Group, Inc. ........................... 2.5
Visa, Inc., Class A ............................... 1.7
NVIDIA Corp. .................................. 1.7
Mastercard, Inc., Class A ........................... 1.5
      aaa aa

iShares
®
Russell 1000 Value ETF
6
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000
®
Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (17.21) % (11.54) % 5.12% 8.98% (11.54) % 28.34% 136.24%
Fund Market ................
(17.17) (11.40) 5.14 8.99 – % (11.40) 28.49 136.60
Index ..................... (17.14) (11.36) 5.29 9.17 (11.36) 29.38 140.50
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 827.90  $ 0.87  $ 1,000.00  $ 1,024.12  $ 0.96  0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 20.0%
Health Care ................................... 17.3
Industrials ..................................... 10.0
Information Technology ............................ 8.8
Communication Services ........................... 8.0
Energy ....................................... 7.8
Consumer Staples ............................... 7.2
Consumer Discretionary ........................... 6.0
Utilities ....................................... 6.0
Real Estate .................................... 4.8
Materials ..................................... 4.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 2.9%
Johnson & Johnson .............................. 2.6
Exxon Mobil Corp. ............................... 2.2
JPMorgan Chase & Co. ........................... 1.8
Chevron Corp. .................................. 1.7
Pfizer, Inc. .................................... 1.5
Meta Platforms, Inc., Class A ........................ 1.5
Bank of America Corp. ............................ 1.3
Walmart, Inc. ................................... 1.1
Thermo Fisher Scientific, Inc. ........................ 1.1
aaa aa

About Fund Performance
7
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
8
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
................... 49,671 $ 5,749,418
Boeing Co. (The)
(a) (b)
..................... 404,322 48,955,308
BWX Technologies, Inc. .................. 62,687 3,157,544
Curtiss-Wright Corp. ..................... 29,625 4,122,615
General Dynamics Corp. .................. 179,084 37,996,252
HEICO Corp. ......................... 32,899 4,736,798
HEICO Corp. , Class A .................... 57,085 6,543,083
Hexcel Corp. .......................... 62,474 3,231,155
Howmet Aerospace, Inc. .................. 281,638 8,711,063
Huntington Ingalls Industries, Inc. ............ 29,097 6,444,986
L3Harris Technologies, Inc.
(b)
............... 141,726 29,454,915
Lockheed Martin Corp. ................... 175,139 67,654,444
Mercury Systems, Inc.
(a)
.................. 41,545 1,686,727
Northrop Grumman Corp. ................. 107,904 50,749,409
Raytheon Technologies Corp. .............. 1,097,221 89,818,511
Spirit AeroSystems Holdings, Inc. , Class A ...... 81,224 1,780,430
Textron, Inc.
(b)
......................... 153,848 8,963,185
TransDigm Group, Inc. ................... 38,020 19,953,656
Woodward, Inc. ........................ 46,040 3,695,171
403,404,670
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. .............. 89,874 8,655,765
Expeditors International of Washington, Inc. ..... 120,417 10,634,026
FedEx Corp. .......................... 178,185 26,455,127
GXO Logistics, Inc.
(a) (b)
................... 77,737 2,725,459
United Parcel Service, Inc. , Class B .......... 542,406 87,620,265
136,090,642
a
Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
................... 90,041 3,525,105
American Airlines Group, Inc.
(a) (b)
............ 476,176 5,733,159
Copa Holdings SA , Class A , NVS
(a) (b)
.......... 19,411 1,300,731
Delta Air Lines, Inc.
(a)
.................... 479,655 13,459,119
JetBlue Airways Corp.
(a)
.................. 231,399 1,534,176
Southwest Airlines Co.
(a)
.................. 436,112 13,449,694
United Airlines Holdings, Inc.
(a) (b)
............. 239,627 7,795,066
46,797,050
a
Auto Components  —  0 .1%
Aptiv PLC
(a)
........................... 200,328 15,667,653
BorgWarner, Inc. ....................... 167,960 5,273,944
Gentex Corp. ......................... 164,773 3,928,188
Lear Corp. ........................... 45,242 5,415,015
QuantumScape Corp.
(a) (b)
................. 204,242 1,717,675
32,002,475
a
Automobiles  —  2 .4%
Ford Motor Co. ........................ 2,903,854 32,523,165
General Motors Co. ..................... 1,071,611 34,387,997
Harley-Davidson, Inc. .................... 98,994 3,452,911
Lucid Group, Inc.
(a) (b)
..................... 407,692 5,695,457
Rivian Automotive, Inc. , Class A
(a) (b)
........... 384,387 12,650,176
Tesla, Inc.
(a)
........................... 1,876,985 497,870,271
Thor Industries, Inc. ..................... 41,035 2,871,629
589,451,606
a
Banks  —  3 .7%
Bank of America Corp. ................... 5,182,326 156,506,245
Bank of Hawaii Corp. .................... 28,326 2,156,175
Bank OZK ........................... 82,770 3,274,381
BOK Financial Corp. ..................... 19,053 1,693,050
Citigroup, Inc. ......................... 1,428,291 59,516,886
Citizens Financial Group, Inc. .............. 362,600 12,458,936
Security Shares Value
a
Banks (continued)
Comerica, Inc. ......................... 97,999 $ 6,967,729
Commerce Bancshares, Inc. ............... 83,779 5,542,819
Cullen/Frost Bankers, Inc. ................. 42,186 5,577,833
East West Bancorp, Inc. .................. 101,260 6,798,596
Fifth Third Bancorp ..................... 509,321 16,277,899
First Citizens BancShares, Inc. , Class A
(b)
...... 8,976 7,157,732
First Hawaiian, Inc. ..................... 84,896 2,090,988
First Horizon Corp. ...................... 391,964 8,975,976
First Republic Bank ..................... 134,621 17,574,771
FNB Corp. ........................... 254,762 2,955,239
Huntington Bancshares, Inc. ............... 1,062,867 14,008,587
JPMorgan Chase & Co. .................. 2,152,234 224,908,453
KeyCorp ............................. 692,566 11,094,907
M&T Bank Corp. ....................... 129,506 22,834,498
PacWest Bancorp ...................... 85,951 1,942,493
Pinnacle Financial Partners, Inc. ............. 54,970 4,458,067
PNC Financial Services Group, Inc. (The) ...... 304,174 45,449,679
Popular, Inc. .......................... 51,691 3,724,853
Prosperity Bancshares, Inc. ................ 64,706 4,314,596
Regions Financial Corp. .................. 688,161 13,811,391
Signature Bank ........................ 45,425 6,859,175
SVB Financial Group
(a)
................... 43,919 14,747,122
Synovus Financial Corp. .................. 106,573 3,997,553
Truist Financial Corp. .................... 979,341 42,640,507
U.S. Bancorp ......................... 994,468 40,096,950
Umpqua Holdings Corp. .................. 168,105 2,872,914
Webster Financial Corp. .................. 128,303 5,799,296
Wells Fargo & Co. ...................... 2,798,345 112,549,436
Western Alliance Bancorp ................. 79,517 5,227,448
Wintrust Financial Corp. .................. 44,198 3,604,347
Zions Bancorp NA ...................... 109,888 5,588,904
906,056,431
a
Beverages  —  1 .7%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
.... 6,964 2,253,899
Brown-Forman Corp. , Class A
(b)
............. 33,850 2,286,906
Brown-Forman Corp. , Class B , NVS .......... 135,793 9,039,740
Coca-Cola Co. (The) .................... 2,881,016 161,394,516
Constellation Brands, Inc. , Class A ........... 111,849 25,689,478
Keurig Dr Pepper, Inc. ................... 632,263 22,647,661
Molson Coors Beverage Co. , Class B ......... 131,490 6,310,205
Monster Beverage Corp.
(a)
................. 275,014 23,915,217
PepsiCo, Inc. ......................... 1,020,056 166,534,343
420,071,965
a
Biotechnology  —  2 .4%
AbbVie, Inc. .......................... 1,304,066 175,018,698
Alnylam Pharmaceuticals, Inc.
(a)
............. 88,937 17,801,630
Amgen, Inc. .......................... 394,000 88,807,600
Biogen, Inc.
(a)
......................... 107,385 28,671,795
BioMarin Pharmaceutical, Inc.
(a)
............. 136,009 11,529,483
Exact Sciences Corp.
(a) (b)
.................. 128,779 4,184,030
Exelixis, Inc.
(a)
......................... 225,059 3,528,925
Gilead Sciences, Inc. .................... 926,212 57,138,018
Horizon Therapeutics PLC
(a)
............... 165,418 10,237,720
Incyte Corp.
(a) (b)
........................ 134,477 8,961,547
Ionis Pharmaceuticals, Inc.
(a) (b)
.............. 101,815 4,503,278
Mirati Therapeutics, Inc.
(a) (b)
................ 31,558 2,204,011
Moderna, Inc.
(a) (b)
....................... 250,371 29,606,371
Natera, Inc.
(a)
......................... 66,918 2,932,347
Neurocrine Biosciences, Inc.
(a)
.............. 70,006 7,435,337
Novavax, Inc.
(a) (b)
....................... 52,922 963,180
Regeneron Pharmaceuticals, Inc.
(a) (b)
.......... 76,425 52,646,890
Sarepta Therapeutics, Inc.
(a) (b)
.............. 61,763 6,827,282

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Biotechnology (continued)
Seagen, Inc.
(a)
......................... 100,800 $ 13,792,464
Ultragenyx Pharmaceutical, Inc.
(a)
............ 45,386 1,879,434
United Therapeutics Corp.
(a)
................ 31,905 6,680,269
Vertex Pharmaceuticals, Inc.
(a) (b)
............. 188,495 54,576,842
589,927,151
a
Building Products  —  0 .6%
A O Smith Corp. ....................... 96,374 4,681,849
Advanced Drainage Systems, Inc. ........... 47,420 5,897,625
Allegion PLC .......................... 67,073 6,015,107
Armstrong World Industries, Inc. ............. 33,801 2,678,053
AZEK Co., Inc. (The) , Class A
(a) (b)
............ 74,435 1,237,110
Builders FirstSource, Inc.
(a)
................ 114,162 6,726,425
Carlisle Companies, Inc. .................. 37,900 10,627,539
Carrier Global Corp. ..................... 623,718 22,179,412
Fortune Brands Home & Security, Inc. ......... 91,532 4,914,353
Hayward Holdings, Inc.
(a) (b)
................. 52,713 467,564
Johnson Controls International PLC .......... 512,024 25,201,821
Lennox International, Inc. ................. 22,757 5,067,301
Masco Corp. .......................... 166,776 7,786,772
Owens Corning ........................ 73,460 5,774,691
Trane Technologies PLC .................. 171,996 24,906,741
Trex Co., Inc.
(a) (b)
....................... 77,434 3,402,450
137,564,813
a
Capital Markets  —  3 .2%
Affiliated Managers Group, Inc. ............. 29,050 3,249,243
Ameriprise Financial, Inc. ................. 79,838 20,115,184
Ares Management Corp. , Class A ............ 115,230 7,138,499
Bank of New York Mellon Corp. (The) ......... 540,666 20,826,454
BlackRock, Inc.
(c)
....................... 110,719 60,926,451
Blackstone, Inc. , NVS .................... 518,347 43,385,644
Blue Owl Capital, Inc. , Class A .............. 321,322 2,965,802
Carlyle Group, Inc. (The) .................. 151,767 3,921,659
Cboe Global Markets, Inc. ................. 78,018 9,156,973
Charles Schwab Corp. (The) ............... 1,121,481 80,600,839
CME Group, Inc. , Class A ................. 264,262 46,808,728
Coinbase Global, Inc. , Class A
(a) (b)
............ 117,557 7,581,251
Evercore, Inc. , Class A ................... 25,106 2,064,969
FactSet Research Systems, Inc. ............. 27,942 11,179,874
Franklin Resources, Inc. .................. 208,281 4,482,207
Goldman Sachs Group, Inc. (The) ........... 245,455 71,930,588
Interactive Brokers Group, Inc. , Class A ........ 68,273 4,363,327
Intercontinental Exchange, Inc. ............. 406,491 36,726,462
Invesco Ltd. .......................... 274,805 3,764,829
Janus Henderson Group PLC .............. 89,834 1,824,529
Jefferies Financial Group, Inc. .............. 156,166 4,606,897
KKR & Co., Inc. ........................ 426,500 18,339,500
Lazard Ltd. , Class A ..................... 65,715 2,091,708
LPL Financial Holdings, Inc.
(b)
.............. 58,738 12,833,078
MarketAxess Holdings, Inc. ................ 27,763 6,176,990
Moody's Corp. ......................... 117,676 28,608,212
Morgan Stanley ........................ 924,044 73,008,716
Morningstar, Inc. ....................... 17,343 3,682,266
MSCI, Inc. , Class A ..................... 58,006 24,466,351
Nasdaq, Inc. .......................... 257,524 14,596,460
Northern Trust Corp. ..................... 151,279 12,943,431
Raymond James Financial, Inc. ............. 142,706 14,102,207
Robinhood Markets, Inc. , Class A
(a) (b)
.......... 434,293 4,386,359
S&P Global, Inc. ....................... 245,900 75,085,565
SEI Investments Co. ..................... 80,282 3,937,832
State Street Corp. ...................... 270,081 16,423,626
Stifel Financial Corp. .................... 75,233 3,905,345
T Rowe Price Group, Inc. ................. 167,144 17,551,791
Tradeweb Markets, Inc. , Class A ............. 76,537 4,318,218
Security Shares Value
a
Capital Markets (continued)
Virtu Financial, Inc. , Class A ................ 61,057 $ 1,268,154
785,346,218
a
Chemicals  —  1 .8%
Air Products and Chemicals, Inc. ............ 163,333 38,012,489
Albemarle Corp. ....................... 86,090 22,765,640
Ashland, Inc. .......................... 38,218 3,629,563
Axalta Coating Systems Ltd.
(a) (b)
............. 162,499 3,422,229
Celanese Corp. ........................ 81,205 7,336,060
CF Industries Holdings, Inc. ................ 147,229 14,170,791
Chemours Co. (The) ..................... 116,535 2,872,588
Corteva, Inc. .......................... 533,667 30,499,069
Dow, Inc. ............................ 530,690 23,313,212
DuPont de Nemours, Inc. ................. 369,917 18,643,817
Eastman Chemical Co. ................... 90,610 6,437,840
Ecolab, Inc. .......................... 182,693 26,384,523
Element Solutions, Inc. ................... 156,203 2,541,423
FMC Corp. ........................... 92,745 9,803,147
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
..... 603,941 1,884,296
Huntsman Corp. ....................... 134,131 3,291,575
International Flavors & Fragrances, Inc. ........ 188,483 17,119,911
Linde PLC ........................... 370,722 99,942,944
LyondellBasell Industries NV , Class A ......... 192,637 14,501,713
Mosaic Co. (The) ....................... 255,316 12,339,422
NewMarket Corp. ....................... 4,827 1,452,106
Olin Corp. ............................ 93,931 4,027,761
PPG Industries, Inc. ..................... 175,712 19,449,561
RPM International, Inc. ................... 94,329 7,858,549
Scotts Miracle-Gro Co. (The) , Class A ......... 25,213 1,077,856
Sherwin-Williams Co. (The) ................ 176,164 36,069,579
Valvoline, Inc. ......................... 139,060 3,523,780
Westlake Corp. ........................ 21,543 1,871,656
434,243,100
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. .......................... 63,927 24,815,822
Clean Harbors, Inc.
(a)
.................... 37,553 4,130,079
Copart, Inc.
(a) (b)
........................ 156,872 16,691,181
Driven Brands Holdings, Inc.
(a)
.............. 39,791 1,113,352
IAA, Inc.
(a) (b)
........................... 91,769 2,922,843
MSA Safety, Inc. ....................... 27,057 2,956,789
Republic Services, Inc. ................... 151,840 20,656,313
Rollins, Inc. ........................... 169,779 5,887,936
Stericycle, Inc.
(a)
....................... 67,709 2,851,226
Tetra Tech, Inc. ........................ 39,210 5,039,661
Waste Management, Inc. .................. 305,763 48,986,290
136,051,492
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
................... 181,280 20,464,699
Ciena Corp.
(a)
......................... 110,220 4,456,195
Cisco Systems, Inc. ..................... 3,067,862 122,714,480
F5, Inc.
(a)
............................ 43,702 6,324,990
Juniper Networks, Inc. ................... 236,068 6,166,096
Lumentum Holdings, Inc.
(a) (b)
............... 50,735 3,478,899
Motorola Solutions, Inc. .................. 121,208 27,146,956
Ubiquiti, Inc.
(b)
......................... 4,639 1,361,825
Viasat, Inc.
(a) (b)
......................... 56,177 1,698,231
193,812,371
a
Construction & Engineering  —  0 .1%
AECOM ............................. 97,022 6,633,394
MasTec, Inc.
(a) (b)
........................ 41,104 2,610,104
MDU Resources Group, Inc. ............... 153,703 4,203,777
Quanta Services, Inc. .................... 104,879 13,360,536

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
10
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Construction & Engineering (continued)
Valmont Industries, Inc. ................... 14,596 $ 3,920,777
WillScot Mobile Mini Holdings Corp. , Class A
(a)
... 152,969 6,169,240
36,897,828
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ..................... 27,669 2,965,563
Martin Marietta Materials, Inc. .............. 45,656 14,705,341
Vulcan Materials Co. .................... 98,691 15,564,558
33,235,462
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ...................... 228,197 6,350,722
American Express Co. ................... 444,217 59,929,315
Capital One Financial Corp. ................ 281,982 25,990,281
Credit Acceptance Corp.
(a) (b)
................ 4,555 1,995,090
Discover Financial Services ................ 202,027 18,368,295
OneMain Holdings, Inc. ................... 78,659 2,322,014
SLM Corp. ........................... 182,328 2,550,769
SoFi Technologies, Inc.
(a) (b)
................ 585,101 2,855,293
Synchrony Financial ..................... 355,415 10,019,149
Upstart Holdings, Inc.
(a) (b)
.................. 43,212 898,377
131,279,305
a
Containers & Packaging  —  0 .4%
Amcor PLC ........................... 1,118,494 12,001,441
AptarGroup, Inc. ....................... 47,962 4,557,829
Ardagh Group SA , Class A ................ 12,001 102,969
Ardagh Metal Packaging SA ............... 108,872 526,940
Avery Dennison Corp. .................... 59,920 9,748,984
Ball Corp. ............................ 226,197 10,929,839
Berry Global Group, Inc.
(a)
................. 90,865 4,227,948
Crown Holdings, Inc. .................... 84,010 6,807,330
Graphic Packaging Holding Co. ............. 224,601 4,433,624
International Paper Co. ................... 265,531 8,417,333
Packaging Corp. ....................... 69,666 7,822,795
Sealed Air Corp. ....................... 109,976 4,895,032
Silgan Holdings, Inc. ..................... 60,134 2,528,033
Sonoco Products Co. .................... 71,622 4,063,116
Westrock Co. ......................... 181,598 5,609,562
86,672,775
a
Distributors  —  0 .1%
Genuine Parts Co. ...................... 102,282 15,272,748
LKQ Corp. ........................... 188,090 8,868,444
Pool Corp. ........................... 27,971 8,900,652
33,041,844
a
Diversified Consumer Services  —  0 .1%
ADT, Inc.
(b)
........................... 153,805 1,151,999
Bright Horizons Family Solutions, Inc.
(a)
........ 45,461 2,620,827
Grand Canyon Education, Inc.
(a)
............. 23,295 1,916,014
H&R Block, Inc. ........................ 118,077 5,022,996
Mister Car Wash, Inc.
(a) (b)
.................. 56,719 486,649
Service Corp. International ................ 113,591 6,558,744
Terminix Global Holdings, Inc.
(a)
............. 87,969 3,368,333
21,125,562
a
Diversified Financial Services  —  1 .5%
Apollo Global Management, Inc. ............. 342,817 15,940,991
Berkshire Hathaway, Inc. , Class B
(a)
.......... 1,331,207 355,458,893
Equitable Holdings, Inc. .................. 272,700 7,185,645
Voya Financial, Inc. ..................... 71,449 4,322,664
382,908,193
a
Security Shares Value
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. ............................ 5,282,870 $ 81,039,226
Frontier Communications Parent, Inc.
(a) (b)
....... 180,254 4,223,351
Lumen Technologies, Inc. ................. 755,044 5,496,720
Verizon Communications, Inc. .............. 3,101,276 117,755,450
208,514,747
a
Electric Utilities  —  1 .9%
Alliant Energy Corp. ..................... 187,208 9,920,152
American Electric Power Co., Inc. ............ 378,742 32,742,246
Avangrid, Inc. ......................... 52,166 2,175,322
Constellation Energy Corp. ................ 240,736 20,026,828
Duke Energy Corp. ..................... 568,071 52,841,964
Edison International ..................... 274,928 15,555,426
Entergy Corp. ......................... 148,958 14,989,644
Evergy, Inc. ........................... 163,596 9,717,602
Eversource Energy ..................... 252,422 19,678,819
Exelon Corp. .......................... 735,516 27,552,429
FirstEnergy Corp. ...................... 404,013 14,948,481
Hawaiian Electric Industries, Inc. ............ 75,071 2,601,961
IDACORP, Inc. ........................ 37,092 3,672,479
NextEra Energy, Inc. .................... 1,448,662 113,589,588
NRG Energy, Inc. ....................... 173,541 6,641,414
OGE Energy Corp. ...................... 147,183 5,366,292
PG&E Corp.
(a) (b)
........................ 1,142,492 14,281,150
Pinnacle West Capital Corp. ............... 84,357 5,441,870
PPL Corp. ........................... 551,763 13,987,192
Southern Co. (The)
(b)
.................... 783,033 53,246,244
Xcel Energy, Inc. ....................... 402,056 25,731,584
464,708,687
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ...................... 23,758 3,741,172
AMETEK, Inc. ......................... 171,853 19,489,849
ChargePoint Holdings, Inc. , Class A
(a) (b)
........ 185,127 2,732,475
Eaton Corp. PLC ....................... 294,463 39,269,586
Emerson Electric Co.
(b)
................... 434,869 31,841,108
Generac Holdings, Inc.
(a)
.................. 45,514 8,107,864
Hubbell, Inc. .......................... 39,648 8,841,504
nVent Electric PLC ...................... 114,648 3,624,023
Plug Power, Inc.
(a) (b)
..................... 391,888 8,233,567
Regal Rexnord Corp. .................... 49,616 6,964,102
Rockwell Automation, Inc. ................. 85,357 18,361,144
Sensata Technologies Holding PLC .......... 108,501 4,044,917
Sunrun, Inc.
(a) (b)
........................ 149,335 4,120,153
Vertiv Holdings Co. , Class A
(b)
.............. 229,939 2,235,007
161,606,471
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................. 430,434 28,821,861
Arrow Electronics, Inc.
(a)
.................. 45,641 4,207,644
Avnet, Inc. ........................... 65,382 2,361,598
CDW Corp. ........................... 99,539 15,536,047
Cognex Corp. ......................... 123,702 5,127,448
Coherent Corp.
(a)
....................... 88,116 3,070,843
Corning, Inc. .......................... 561,248 16,287,417
IPG Photonics Corp.
(a)
................... 24,505 2,066,997
Jabil, Inc. ............................ 98,929 5,709,192
Keysight Technologies, Inc.
(a)
............... 132,705 20,882,459
Littelfuse, Inc.
(b)
........................ 16,944 3,366,603
National Instruments Corp. ................ 94,848 3,579,563
TD SYNNEX Corp. ...................... 30,787 2,499,596
Teledyne Technologies, Inc.
(a)
............... 34,353 11,593,107
Trimble, Inc.
(a)
......................... 186,992 10,148,056
Vontier Corp. .......................... 125,793 2,102,001

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
.......... 38,110 $ 9,985,201
147,345,633
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A ................ 704,420 14,764,643
Halliburton Co. ........................ 662,335 16,306,688
NOV, Inc. ............................ 288,274 4,664,274
Schlumberger NV ...................... 1,042,077 37,410,564
73,146,169
a
Entertainment  —  1 .4%
Activision Blizzard, Inc. ................... 572,981 42,595,408
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
... 380,349 2,651,032
Electronic Arts, Inc. ..................... 205,077 23,729,460
Liberty Media Corp.-Liberty Formula One , Class A
(a) (b)
11,517 604,873
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................. 146,516 8,571,186
Live Nation Entertainment, Inc.
(a)
............ 116,321 8,845,049
Madison Square Garden Sports Corp. , Class A
(a)
.. 13,029 1,780,543
Netflix, Inc.
(a)
.......................... 323,024 76,052,771
Playtika Holding Corp.
(a) (b)
................. 76,518 718,504
ROBLOX Corp. , Class A
(a) (b)
................ 330,080 11,830,067
Roku, Inc. , Class A
(a) (b)
................... 92,151 5,197,316
Spotify Technology SA
(a) (b)
................. 102,444 8,840,917
Take-Two Interactive Software, Inc.
(a) (b)
........ 120,910 13,179,190
Walt Disney Co. (The)
(a) (b)
................. 1,344,416 126,818,761
Warner Bros Discovery, Inc. , Series A
(a) (b)
....... 1,736,494 19,969,681
World Wrestling Entertainment, Inc. , Class A .... 34,486 2,419,883
353,804,641
a
Equity Real Estate Investment Trusts (REITs)  —  3 .1%
Alexandria Real Estate Equities, Inc. .......... 121,043 16,969,018
American Homes 4 Rent , Class A ............ 219,028 7,186,309
American Tower Corp. ................... 342,331 73,498,466
Americold Realty Trust, Inc.
(b)
............... 193,052 4,749,079
Apartment Income REIT Corp. .............. 108,993 4,209,310
AvalonBay Communities, Inc. .............. 102,740 18,923,681
Boston Properties, Inc. ................... 116,499 8,733,930
Brixmor Property Group, Inc. ............... 231,590 4,277,467
Camden Property Trust ................... 76,260 9,109,257
Cousins Properties, Inc. .................. 107,223 2,503,657
Crown Castle, Inc. ...................... 318,332 46,014,891
CubeSmart ........................... 161,639 6,475,258
Digital Realty Trust, Inc. .................. 207,991 20,628,547
Douglas Emmett, Inc. .................... 114,766 2,057,754
Duke Realty Corp. ...................... 279,647 13,478,985
EastGroup Properties, Inc. ................ 30,228 4,363,110
EPR Properties ........................ 54,665 1,960,287
Equinix, Inc. .......................... 66,949 38,083,269
Equity LifeStyle Properties, Inc. ............. 127,739 8,027,119
Equity Residential ...................... 272,836 18,340,036
Essex Property Trust, Inc. ................. 47,688 11,551,464
Extra Space Storage, Inc. ................. 97,585 16,853,905
Federal Realty Investment Trust ............. 60,900 5,488,308
First Industrial Realty Trust, Inc. ............. 94,583 4,238,264
Gaming and Leisure Properties, Inc. .......... 180,722 7,995,141
Healthcare Realty Trust, Inc. , Class A ......... 278,925 5,815,586
Healthpeak Properties, Inc. ................ 403,404 9,246,020
Highwoods Properties, Inc. ................ 80,870 2,180,255
Host Hotels & Resorts, Inc. ................ 521,350 8,279,038
Hudson Pacific Properties, Inc. .............. 117,655 1,288,322
Invitation Homes, Inc. .................... 448,627 15,150,134
Iron Mountain, Inc. ...................... 213,277 9,377,790
JBG SMITH Properties ................... 90,108 1,674,207
Kilroy Realty Corp. ...................... 85,666 3,607,395
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp. ..................... 444,601 $ 8,185,104
Lamar Advertising Co. , Class A ............. 66,458 5,482,120
Life Storage, Inc. ....................... 62,280 6,898,133
Medical Properties Trust, Inc. ............... 436,065 5,171,731
Mid-America Apartment Communities, Inc. ...... 85,883 13,317,877
National Retail Properties, Inc. .............. 129,242 5,151,586
National Storage Affiliates Trust ............. 62,479 2,597,877
Omega Healthcare Investors, Inc. ............ 171,435 5,055,618
Park Hotels & Resorts, Inc. ................ 151,359 1,704,302
Prologis, Inc. .......................... 544,931 55,364,990
Public Storage ......................... 115,097 33,701,553
Rayonier, Inc. ......................... 103,735 3,108,938
Realty Income Corp. ..................... 456,193 26,550,433
Regency Centers Corp. .................. 127,981 6,891,777
Rexford Industrial Realty, Inc. .............. 128,162 6,664,424
SBA Communications Corp. , Class A .......... 78,471 22,336,770
Simon Property Group, Inc. ................ 239,658 21,509,306
SL Green Realty Corp. ................... 52,207 2,096,633
Spirit Realty Capital, Inc. .................. 97,844 3,538,039
STORE Capital Corp. .................... 188,051 5,891,638
Sun Communities, Inc. ................... 90,062 12,188,091
UDR, Inc. ............................ 241,148 10,058,283
Ventas, Inc. .......................... 291,333 11,702,847
VICI Properties, Inc. ..................... 708,118 21,137,322
Vornado Realty Trust .................... 124,300 2,878,788
Welltower, Inc. ......................... 342,238 22,012,748
Weyerhaeuser Co. ...................... 555,649 15,869,335
WP Carey, Inc.
(b)
....................... 141,533 9,879,003
759,280,525
a
Food & Staples Retailing  —  1 .5%
Albertsons Companies, Inc. , Class A .......... 124,566 3,096,711
BJ's Wholesale Club Holdings, Inc.
(a)
.......... 98,668 7,184,017
Casey's General Stores, Inc.
(b)
.............. 27,393 5,547,630
Costco Wholesale Corp. .................. 326,676 154,279,274
Grocery Outlet Holding Corp.
(a)
.............. 62,958 2,095,872
Kroger Co. (The) ....................... 483,376 21,147,700
Performance Food Group Co.
(a)
............. 111,722 4,798,460
Sysco Corp. .......................... 374,107 26,453,106
U.S. Foods Holding Corp.
(a) (b)
............... 149,529 3,953,547
Walgreens Boots Alliance, Inc. .............. 536,060 16,832,284
Walmart, Inc. .......................... 1,063,677 137,958,907
383,347,508
a
Food Products  —  1 .1%
Archer-Daniels-Midland Co. ................ 413,025 33,227,861
Bunge Ltd. ........................... 101,545 8,384,571
Campbell Soup Co. ..................... 145,223 6,842,908
Conagra Brands, Inc. .................... 344,702 11,247,626
Darling Ingredients, Inc.
(a)
................. 117,667 7,783,672
Flowers Foods, Inc. ..................... 137,745 3,400,924
Freshpet, Inc.
(a) (b)
....................... 31,305 1,568,068
General Mills, Inc. ...................... 439,936 33,703,497
Hershey Co. (The) ...................... 107,056 23,602,636
Hormel Foods Corp. ..................... 208,562 9,477,057
Ingredion, Inc. ......................... 49,816 4,011,184
JM Smucker Co. (The) ................... 76,306 10,485,208
Kellogg Co. ........................... 188,534 13,133,279
Kraft Heinz Co. (The) .................... 515,237 17,183,154
Lamb Weston Holdings, Inc. ............... 107,616 8,327,326
McCormick & Co., Inc. , NVS ............... 183,657 13,089,234
Mondelez International, Inc. , Class A .......... 1,019,447 55,896,279
Pilgrim's Pride Corp.
(a)
................... 24,809 571,103
Post Holdings, Inc.
(a) (b)
.................... 42,231 3,459,141
Seaboard Corp. ........................ 201 683,935

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
12
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Food Products (continued)
Tyson Foods, Inc. , Class A ................ 209,831 $ 13,834,158
279,912,821
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ..................... 101,995 10,388,191
National Fuel Gas Co. ................... 66,481 4,091,906
UGI Corp. ............................ 155,901 5,040,279
19,520,376
a
Health Care Equipment & Supplies  —  2 .6%
Abbott Laboratories ..................... 1,265,261 122,426,654
ABIOMED, Inc.
(a)
....................... 32,910 8,084,671
Align Technology, Inc.
(a) (b)
.................. 58,251 12,064,365
Baxter International, Inc. .................. 370,565 19,958,631
Becton Dickinson and Co. ................. 209,215 46,619,378
Boston Scientific Corp.
(a)
.................. 1,052,734 40,772,388
Cooper Companies, Inc. (The) .............. 35,524 9,374,784
Dentsply Sirona, Inc. .................... 165,231 4,684,299
Dexcom, Inc.
(a)
........................ 288,736 23,254,797
Edwards Lifesciences Corp.
(a)
.............. 455,148 37,608,879
Enovis Corp.
(a)
......................... 34,027 1,567,624
Envista Holdings Corp.
(a) (b)
................. 118,326 3,882,276
Globus Medical, Inc. , Class A
(a) (b)
............ 55,654 3,315,309
Hologic, Inc.
(a)
......................... 182,793 11,793,804
ICU Medical, Inc.
(a)
...................... 15,864 2,389,118
IDEXX Laboratories, Inc.
(a) (b)
............... 62,163 20,252,705
Insulet Corp.
(a) (b)
........................ 50,615 11,611,081
Integra LifeSciences Holdings Corp.
(a)
......... 51,379 2,176,414
Intuitive Surgical, Inc.
(a) (b)
.................. 264,014 49,486,784
Masimo Corp.
(a)
........................ 34,148 4,820,332
Medtronic PLC ........................ 986,228 79,637,911
Novocure Ltd.
(a) (b)
....................... 76,473 5,810,419
Penumbra, Inc.
(a) (b)
...................... 25,058 4,750,997
QuidelOrtho Corp.
(a) (b)
.................... 33,323 2,381,928
ResMed, Inc. ......................... 106,372 23,221,008
STERIS PLC
(b)
........................ 73,860 12,281,441
Stryker Corp. ......................... 259,212 52,500,798
Tandem Diabetes Care, Inc.
(a)
.............. 46,842 2,241,390
Teleflex, Inc. .......................... 34,494 6,949,161
Zimmer Biomet Holdings, Inc. .............. 155,330 16,239,752
642,159,098
a
Health Care Providers & Services  —  3 .4%
Acadia Healthcare Co., Inc.
(a) (b)
.............. 64,976 5,079,824
agilon health, Inc.
(a) (b)
.................... 148,838 3,485,786
Amedisys, Inc.
(a)
....................... 23,593 2,283,566
AmerisourceBergen Corp. ................. 109,304 14,792,110
Cardinal Health, Inc. ..................... 201,734 13,451,623
Centene Corp.
(a)
....................... 421,029 32,760,267
Chemed Corp. ......................... 11,225 4,900,386
Cigna Corp. .......................... 220,640 61,220,981
CVS Health Corp. ...................... 967,205 92,242,341
DaVita, Inc.
(a)
.......................... 39,970 3,308,317
Elevance Health, Inc. .................... 178,191 80,941,480
Encompass Health Corp. ................. 76,437 3,457,246
Enhabit, Inc.
(a)
......................... 35,511 498,574
Guardant Health, Inc.
(a) (b)
.................. 67,892 3,654,626
HCA Healthcare, Inc. .................... 162,314 29,831,690
Henry Schein, Inc.
(a)
..................... 97,131 6,388,306
Humana, Inc. ......................... 93,153 45,196,904
Laboratory Corp. of America Holdings ......... 66,869 13,695,440
McKesson Corp. ....................... 106,938 36,345,018
Molina Healthcare, Inc.
(a)
.................. 42,226 13,927,824
Oak Street Health, Inc.
(a) (b)
................. 85,727 2,102,026
Premier, Inc. , Class A .................... 89,825 3,048,661
Security Shares Value
a
Health Care Providers & Services (continued)
Quest Diagnostics, Inc. ................... 86,177 $ 10,573,056
Signify Health, Inc. , Class A
(a)
............... 52,389 1,527,139
Tenet Healthcare Corp.
(a)
.................. 78,224 4,034,794
UnitedHealth Group, Inc. .................. 690,184 348,570,527
Universal Health Services, Inc. , Class B ....... 44,974 3,965,807
841,284,319
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
........................ 100,180 1,330,390
Change Healthcare, Inc.
(a)
................. 195,769 5,381,690
Definitive Healthcare Corp. , Class A
(a) (b)
........ 29,413 457,078
Doximity, Inc. , Class A
(a) (b)
................. 80,492 2,432,468
Teladoc Health, Inc.
(a) (b)
................... 110,826 2,809,439
Veeva Systems, Inc. , Class A
(a)
............. 104,038 17,153,786
29,564,851
a
Hotels, Restaurants & Leisure  —  2 .0%
Airbnb, Inc. , Class A
(a) (b)
................... 289,295 30,387,547
Aramark ............................. 171,509 5,351,081
Booking Holdings, Inc.
(a)
.................. 29,271 48,098,400
Boyd Gaming Corp. ..................... 57,853 2,756,695
Caesars Entertainment, Inc.
(a) (b)
............. 153,716 4,958,878
Carnival Corp.
(a) (b)
....................... 704,215 4,950,631
Chipotle Mexican Grill, Inc.
(a)
............... 20,639 31,015,464
Choice Hotels International, Inc. ............. 26,543 2,906,989
Churchill Downs, Inc. .................... 26,654 4,908,334
Darden Restaurants, Inc. ................. 90,498 11,431,707
Domino's Pizza, Inc. ..................... 26,444 8,202,929
DraftKings, Inc. , Class A
(a) (b)
................ 239,812 3,630,754
Expedia Group, Inc.
(a)
.................... 113,940 10,675,038
Hilton Worldwide Holdings, Inc. ............. 200,051 24,130,152
Hyatt Hotels Corp. , Class A
(a) (b)
.............. 36,317 2,940,224
Las Vegas Sands Corp.
(a)
................. 244,205 9,162,572
Marriott International, Inc. , Class A ........... 202,407 28,365,317
Marriott Vacations Worldwide Corp. ........... 28,388 3,459,362
McDonald's Corp. ...................... 545,289 125,819,984
MGM Resorts International
(b)
............... 243,087 7,224,546
Norwegian Cruise Line Holdings Ltd.
(a) (b)
....... 307,803 3,496,642
Penn Entertainment, Inc.
(a) (b)
............... 116,899 3,215,891
Planet Fitness, Inc. , Class A
(a)
.............. 61,489 3,545,456
Royal Caribbean Cruises Ltd.
(a)
............. 161,982 6,139,118
Six Flags Entertainment Corp.
(a)
............. 44,268 783,544
Starbucks Corp. ........................ 846,089 71,291,459
Travel + Leisure Co. ..................... 55,766 1,902,736
Vail Resorts, Inc. ....................... 29,472 6,355,342
Wendy's Co. (The) ...................... 131,113 2,450,502
Wyndham Hotels & Resorts, Inc. ............ 65,279 4,004,867
Wynn Resorts Ltd.
(a) (b)
.................... 80,218 5,056,140
Yum! Brands, Inc. ...................... 210,810 22,417,535
501,035,836
a
Household Durables  —  0 .3%
DR Horton, Inc. ........................ 233,763 15,743,938
Garmin Ltd. ........................... 112,319 9,020,339
Leggett & Platt, Inc. ..................... 96,186 3,195,299
Lennar Corp. , Class A .................... 183,508 13,680,521
Lennar Corp. , Class B ................... 12,566 747,803
Mohawk Industries, Inc.
(a) (b)
................ 38,699 3,528,962
Newell Brands, Inc. ..................... 269,458 3,742,772
NVR, Inc.
(a)
........................... 2,219 8,847,330
PulteGroup, Inc. ....................... 165,937 6,222,637
Tempur Sealy International, Inc. ............. 129,468 3,125,358
Toll Brothers, Inc. ....................... 74,978 3,149,076
TopBuild Corp.
(a)
....................... 24,746 4,077,646

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Household Durables (continued)
Whirlpool Corp. ........................ 38,575 $ 5,200,296
80,281,977
a
Household Products  —  1 .3%
Church & Dwight Co., Inc. ................. 180,461 12,892,134
Clorox Co. (The) ....................... 91,114 11,698,127
Colgate-Palmolive Co. ................... 610,783 42,907,506
Kimberly-Clark Corp. .................... 247,923 27,901,254
Procter & Gamble Co. (The) ............... 1,763,505 222,642,506
Reynolds Consumer Products, Inc. ........... 32,776 852,504
Spectrum Brands Holdings, Inc. ............. 26,877 1,049,009
319,943,040
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ....................... 491,730 11,113,098
Brookfield Renewable Corp. , Class A ......... 92,099 3,009,795
Vistra Corp. .......................... 302,986 6,362,706
20,485,599
a
Industrial Conglomerates  —  0 .7%
3M Co. .............................. 418,175 46,208,338
General Electric Co. ..................... 807,509 49,992,882
Honeywell International, Inc. ............... 497,270 83,029,172
179,230,392
a
Insurance  —  2 .4%
Aflac, Inc. ............................ 464,008 26,077,250
Alleghany Corp.
(a)
....................... 9,927 8,332,426
Allstate Corp. (The) ..................... 199,465 24,839,376
American Financial Group, Inc. ............. 50,592 6,219,275
American International Group, Inc. ........... 563,484 26,754,220
Aon PLC , Class A ...................... 154,986 41,516,100
Arch Capital Group Ltd.
(a) (b)
................ 259,497 11,817,493
Arthur J Gallagher & Co. .................. 153,130 26,218,919
Assurant, Inc.
(b)
........................ 37,856 5,499,341
Assured Guaranty Ltd. ................... 39,816 1,929,085
Axis Capital Holdings Ltd. ................. 60,819 2,989,254
Brighthouse Financial, Inc.
(a)
............... 48,876 2,122,196
Brown & Brown, Inc. ..................... 173,459 10,490,800
Chubb Ltd. ........................... 306,526 55,750,949
Cincinnati Financial Corp. ................. 115,072 10,306,999
CNA Financial Corp. ..................... 18,397 678,849
Erie Indemnity Co. , Class A , NVS ............ 18,258 4,058,936
Everest Re Group Ltd. ................... 28,406 7,454,871
Fidelity National Financial, Inc. .............. 194,214 7,030,547
First American Financial Corp. .............. 71,082 3,276,880
Globe Life, Inc. ........................ 63,894 6,370,232
Hanover Insurance Group, Inc. (The) ......... 26,832 3,438,252
Hartford Financial Services Group, Inc. (The) .... 237,472 14,709,016
Kemper Corp. ......................... 46,751 1,928,946
Lincoln National Corp. ................... 120,557 5,293,658
Loews Corp.
(b)
......................... 144,950 7,224,308
Markel Corp.
(a)
......................... 9,995 10,836,779
Marsh & McLennan Companies, Inc. .......... 369,799 55,207,293
MetLife, Inc. .......................... 497,550 30,241,089
Old Republic International Corp. ............. 218,310 4,569,228
Primerica, Inc. ......................... 27,550 3,401,048
Principal Financial Group, Inc. .............. 180,547 13,026,466
Progressive Corp. (The) .................. 430,413 50,018,295
Prudential Financial, Inc. .................. 276,269 23,698,355
Reinsurance Group of America, Inc. .......... 47,453 5,970,062
RenaissanceRe Holdings Ltd. .............. 30,442 4,273,752
Ryan Specialty Holdings, Inc. , Class A
(a)
....... 60,523 2,458,444
Travelers Companies, Inc. (The) ............. 174,755 26,772,466
Unum Group .......................... 149,769 5,811,037
Security Shares Value
a
Insurance (continued)
W R Berkley Corp. ...................... 151,529 $ 9,785,743
White Mountains Insurance Group Ltd. ........ 1,970 2,566,949
Willis Towers Watson PLC ................. 80,303 16,136,085
587,101,269
a
Interactive Media & Services  —  4 .4%
Alphabet, Inc. , Class A
(a)
.................. 4,438,467 424,539,369
Alphabet, Inc. , Class C , NVS
(a)
.............. 3,985,921 383,246,304
IAC, Inc.
(a) (b)
.......................... 54,151 2,998,882
Match Group, Inc.
(a)
..................... 211,287 10,088,954
Meta Platforms, Inc. , Class A
(a)
.............. 1,691,914 229,558,892
Pinterest, Inc. , Class A
(a) (b)
................. 431,090 10,044,397
TripAdvisor, Inc.
(a)
...................... 75,416 1,665,185
Twitter, Inc.
(a)
.......................... 549,433 24,087,143
ZoomInfo Technologies, Inc.
(a) (b)
............. 208,380 8,681,111
1,094,910,237
a
Internet & Direct Marketing Retail  —  3 .1%
Amazon.com, Inc.
(a)
..................... 6,558,329 741,091,177
DoorDash, Inc. , Class A
(a) (b)
................ 188,187 9,305,847
eBay, Inc. ............................ 405,958 14,943,314
Etsy, Inc.
(a) (b)
.......................... 93,272 9,339,325
Wayfair, Inc. , Class A
(a) (b)
.................. 54,359 1,769,386
776,449,049
a
IT Services  —  4 .6%
Accenture PLC , Class A .................. 467,528 120,294,954
Affirm Holdings, Inc. , Class A
(a) (b)
............. 140,438 2,634,617
Akamai Technologies, Inc.
(a) (b)
............... 112,898 9,067,967
Amdocs Ltd. .......................... 91,390 7,260,936
Automatic Data Processing, Inc. ............. 308,103 69,689,818
Block, Inc. , Class A
(a)
.................... 391,173 21,510,603
Broadridge Financial Solutions, Inc. .......... 85,930 12,401,418
Cloudflare, Inc. , Class A
(a) (b)
................ 205,550 11,368,971
Cognizant Technology Solutions Corp. , Class A ... 383,243 22,013,478
Concentrix Corp. ....................... 32,949 3,678,097
DXC Technology Co.
(a)
................... 170,283 4,168,528
EPAM Systems, Inc.
(a)
.................... 40,611 14,708,898
Euronet Worldwide, Inc.
(a)
................. 32,304 2,447,351
Fidelity National Information Services, Inc. ...... 448,928 33,925,489
Fiserv, Inc.
(a) (b)
......................... 433,597 40,571,671
FleetCor Technologies, Inc.
(a)
............... 54,071 9,525,688
Gartner, Inc.
(a)
......................... 56,632 15,669,508
Genpact Ltd. .......................... 131,480 5,754,880
Global Payments, Inc. ................... 203,629 22,002,113
Globant SA
(a) (b)
........................ 30,017 5,615,580
GoDaddy, Inc. , Class A
(a) (b)
................. 115,542 8,189,617
International Business Machines Corp. ........ 664,000 78,889,840
Jack Henry & Associates, Inc. .............. 53,628 9,774,776
Kyndryl Holdings, Inc.
(a)
................... 157,965 1,306,371
Mastercard, Inc. , Class A .................. 635,183 180,607,934
MongoDB, Inc. , Class A
(a) (b)
................ 48,268 9,584,094
Okta, Inc. , Class A
(a)
..................... 110,385 6,277,595
Paychex, Inc. ......................... 236,990 26,592,648
PayPal Holdings, Inc.
(a) (b)
.................. 854,217 73,522,457
Shift4 Payments, Inc. , Class A
(a) (b)
............ 33,378 1,488,993
Snowflake, Inc. , Class A
(a) (b)
................ 227,015 38,583,469
SS&C Technologies Holdings, Inc. ........... 164,897 7,873,832
Switch, Inc. , Class A ..................... 105,560 3,556,316
Thoughtworks Holding, Inc.
(a) (b)
.............. 62,654 657,240
Toast, Inc. , Class A
(a) (b)
................... 183,791 3,072,986
Twilio, Inc. , Class A
(a)
.................... 129,762 8,971,745
VeriSign, Inc.
(a)
........................ 69,029 11,990,337
Visa, Inc. , Class A
(b)
..................... 1,214,763 215,802,647
Western Union Co. (The) ................. 293,607 3,963,694

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
14
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
IT Services (continued)
WEX, Inc.
(a)
........................... 31,210 $ 3,961,797
Wix.com Ltd.
(a) (b)
....................... 39,458 3,086,799
1,132,065,752
a
Leisure Products  —  0 .1%
Brunswick Corp. ....................... 51,377 3,362,625
Hasbro, Inc. .......................... 95,463 6,436,115
Mattel, Inc.
(a)
.......................... 257,388 4,874,929
Peloton Interactive, Inc. , Class A
(a) (b)
.......... 221,041 1,531,814
Polaris, Inc. ........................... 40,814 3,903,859
YETI Holdings, Inc.
(a)
.................... 57,769 1,647,572
21,756,914
a
Life Sciences Tools & Services  —  1 .8%
10X Genomics, Inc. , Class A
(a)
.............. 75,047 2,137,338
Agilent Technologies, Inc. ................. 220,576 26,811,013
Avantor, Inc.
(a)
......................... 456,530 8,947,988
Azenta, Inc. .......................... 52,153 2,235,278
Bio-Rad Laboratories, Inc. , Class A
(a)
.......... 15,794 6,588,309
Bio-Techne Corp. ....................... 28,634 8,132,056
Bruker Corp. .......................... 80,073 4,248,673
Charles River Laboratories International, Inc.
(a)
... 36,320 7,147,776
Danaher Corp. ........................ 477,640 123,369,636
Illumina, Inc.
(a)
......................... 115,761 22,086,041
IQVIA Holdings, Inc.
(a)
.................... 137,307 24,871,790
Maravai LifeSciences Holdings, Inc. , Class A
(a)
... 73,457 1,875,357
Mettler-Toledo International, Inc.
(a)
........... 16,697 18,101,552
PerkinElmer, Inc. ....................... 92,759 11,161,690
QIAGEN NV
(a)
......................... 165,740 6,841,747
Repligen Corp.
(a) (b)
...................... 40,636 7,603,402
Sotera Health Co.
(a)
..................... 55,399 377,821
Syneos Health, Inc. , Class A
(a)
.............. 72,065 3,397,865
Thermo Fisher Scientific, Inc. ............... 288,714 146,432,854
Waters Corp.
(a)
........................ 44,891 12,099,471
West Pharmaceutical Services, Inc. .......... 53,986 13,284,875
457,752,532
a
Machinery  —  1 .7%
AGCO Corp. .......................... 43,446 4,178,202
Allison Transmission Holdings, Inc. ........... 74,724 2,522,682
Caterpillar, Inc. ........................ 389,491 63,907,683
Crane Holdings Co. ..................... 36,101 3,160,282
Cummins, Inc. ......................... 103,766 21,117,419
Deere & Co. .......................... 206,815 69,053,460
Donaldson Co., Inc. ..................... 93,326 4,573,907
Dover Corp. .......................... 105,436 12,291,729
Esab Corp. ........................... 33,504 1,117,693
Flowserve Corp. ....................... 94,254 2,290,372
Fortive Corp. .......................... 264,059 15,394,640
Gates Industrial Corp. PLC
(a) (b)
.............. 68,014 663,817
Graco, Inc. ........................... 124,043 7,436,378
IDEX Corp. ........................... 56,900 11,371,465
Illinois Tool Works, Inc. ................... 228,260 41,235,169
Ingersoll Rand, Inc.
(b)
.................... 304,529 13,173,924
ITT, Inc.
(b)
............................ 64,423 4,209,399
Lincoln Electric Holdings, Inc. .............. 41,742 5,247,804
Middleby Corp. (The)
(a)
................... 38,137 4,888,019
Nordson Corp. ......................... 42,621 9,047,160
Oshkosh Corp. ........................ 48,288 3,394,163
Otis Worldwide Corp. .................... 315,427 20,124,243
PACCAR, Inc. ......................... 250,049 20,926,601
Parker-Hannifin Corp. .................... 94,173 22,819,060
Pentair PLC .......................... 124,211 5,046,693
Snap-on, Inc. ......................... 38,708 7,793,856
Stanley Black & Decker, Inc. ............... 107,845 8,111,022
Security Shares Value
a
Machinery (continued)
Timken Co. (The) ....................... 46,128 $ 2,723,397
Toro Co. (The) ......................... 77,489 6,701,249
Westinghouse Air Brake Technologies Corp. ..... 133,263 10,840,945
Xylem, Inc. ........................... 131,180 11,459,885
416,822,318
a
Marine  —  0 .0%
Kirby Corp.
(a)
.......................... 43,644 2,652,246
a
Media  —  0 .9%
Altice USA, Inc. , Class A
(a) (b)
................ 154,942 903,312
Cable One, Inc. ........................ 4,131 3,523,950
Charter Communications, Inc. , Class A
(a)
....... 82,030 24,883,800
Comcast Corp. , Class A .................. 3,231,240 94,772,269
DISH Network Corp. , Class A
(a) (b)
............ 183,424 2,536,754
Fox Corp. , Class A , NVS .................. 222,858 6,837,283
Fox Corp. , Class B ...................... 97,938 2,791,233
Interpublic Group of Companies, Inc. (The) ..... 288,244 7,379,046
Liberty Broadband Corp. , Class A
(a) (b)
.......... 12,411 925,860
Liberty Broadband Corp. , Class C , NVS
(a)
...... 91,397 6,745,099
Liberty Media Corp.-Liberty SiriusXM , Class A
(a) (b)
. 55,233 2,102,720
Liberty Media Corp.-Liberty SiriusXM , Class C ,
NVS
(a)
............................. 118,267 4,459,849
New York Times Co. (The) , Class A ........... 128,141 3,684,054
News Corp. , Class A , NVS ................ 285,285 4,310,656
News Corp. , Class B
(b)
................... 86,361 1,331,687
Nexstar Media Group, Inc. ................. 26,348 4,396,164
Omnicom Group, Inc. .................... 150,900 9,520,281
Paramount Global , Class A
(b)
............... 12 259
Paramount Global , Class B , NVS
(b)
........... 433,236 8,248,813
Sirius XM Holdings, Inc.
(b)
................. 476,570 2,721,215
Trade Desk, Inc. (The) , Class A
(a)
............ 323,476 19,327,691
211,401,995
a
Metals & Mining  —  0 .5%
Alcoa Corp. ........................... 133,076 4,479,338
Cleveland-Cliffs, Inc.
(a) (b)
.................. 363,696 4,898,985
Freeport-McMoRan, Inc. .................. 1,056,037 28,861,491
MP Materials Corp. , Class A
(a) (b)
............. 66,781 1,823,121
Newmont Corp. ........................ 585,404 24,604,530
Nucor Corp. .......................... 193,458 20,698,071
Reliance Steel & Aluminum Co. ............. 43,821 7,642,821
Royal Gold, Inc. ........................ 46,854 4,395,842
Southern Copper Corp. ................... 60,500 2,712,820
SSR Mining, Inc.
(b)
...................... 156,019 2,295,040
Steel Dynamics, Inc. ..................... 128,023 9,083,232
United States Steel Corp.
(b)
................ 173,998 3,152,844
114,648,135
a
Mortgage Real Estate Investment  —  0 .1%
AGNC Investment Corp. .................. 402,538 3,389,370
Annaly Capital Management, Inc. ............ 316,576 5,432,444
Rithm Capital Corp. ..................... 336,036 2,459,784
Starwood Property Trust, Inc. ............... 214,177 3,902,305
15,183,903
a
Multiline Retail  —  0 .5%
Dollar General Corp. .................... 168,490 40,414,011
Dollar Tree, Inc.
(a)
....................... 156,523 21,302,780
Kohl's Corp. .......................... 94,164 2,368,225
Macy's, Inc. .......................... 192,971 3,023,856
Nordstrom, Inc.
(b)
....................... 81,701 1,366,858
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
........ 43,384 2,238,614
Target Corp. .......................... 341,695 50,704,121
121,418,465
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Multi-Utilities  —  0 .8%
Ameren Corp. ......................... 190,619 $ 15,354,360
CenterPoint Energy, Inc.
(b)
................. 463,976 13,074,844
CMS Energy Corp. ...................... 216,333 12,599,234
Consolidated Edison, Inc. ................. 261,629 22,437,303
Dominion Energy, Inc. .................... 613,319 42,386,476
DTE Energy Co. ....................... 141,953 16,331,693
NiSource, Inc. ......................... 298,922 7,529,845
Public Service Enterprise Group, Inc. ......... 366,573 20,612,400
Sempra Energy ........................ 231,749 34,748,445
WEC Energy Group, Inc. .................. 231,959 20,744,093
205,818,693
a
Oil, Gas & Consumable Fuels  —  4 .3%
Antero Midstream Corp. .................. 234,792 2,155,391
Antero Resources Corp.
(a)
................. 209,808 6,405,438
APA Corp. ........................... 240,869 8,235,311
Cheniere Energy, Inc. .................... 184,294 30,576,218
Chesapeake Energy Corp. ................ 89,653 8,446,209
Chevron Corp. ......................... 1,450,050 208,328,684
ConocoPhillips ........................ 939,591 96,157,743
Continental Resources, Inc. ................ 26,537 1,772,937
Coterra Energy, Inc. ..................... 580,917 15,173,552
Devon Energy Corp. ..................... 484,019 29,104,063
Diamondback Energy, Inc. ................. 128,118 15,433,094
DT Midstream, Inc. ...................... 71,328 3,701,210
Enviva, Inc. ........................... 22,525 1,352,852
EOG Resources, Inc. .................... 431,389 48,199,093
EQT Corp. ........................... 276,616 11,272,102
Exxon Mobil Corp. ...................... 3,077,181 268,668,673
Hess Corp. ........................... 206,880 22,547,851
HF Sinclair Corp. ....................... 105,679 5,689,757
Kinder Morgan, Inc. , Class P ............... 1,462,771 24,340,509
Marathon Oil Corp. ...................... 500,064 11,291,445
Marathon Petroleum Corp. ................ 368,867 36,639,559
New Fortress Energy, Inc. , Class A
(b)
.......... 35,457 1,549,825
Occidental Petroleum Corp. ................ 602,639 37,032,167
ONEOK, Inc. .......................... 329,414 16,879,173
Ovintiv, Inc. ........................... 185,071 8,513,266
PDC Energy, Inc. ....................... 69,635 4,024,207
Phillips 66 ............................ 354,301 28,599,177
Pioneer Natural Resources Co. ............. 174,931 37,877,809
Range Resources Corp. .................. 185,264 4,679,769
Southwestern Energy Co.
(a)
................ 852,962 5,220,127
Targa Resources Corp. ................... 163,557 9,869,029
Texas Pacific Land Corp. .................. 4,324 7,684,743
Valero Energy Corp. ..................... 291,260 31,121,131
Williams Companies, Inc. (The) ............. 893,927 25,593,130
1,074,135,244
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ................... 54,216 2,775,317
a
Personal Products  —  0 .2%
Coty, Inc. , Class A
(a) (b)
.................... 226,740 1,432,997
Estee Lauder Companies, Inc. (The) , Class A .... 169,274 36,546,256
Olaplex Holdings, Inc.
(a) (b)
................. 91,458 873,424
38,852,677
a
Pharmaceuticals  —  4 .3%
Bristol-Myers Squibb Co. .................. 1,571,455 111,714,736
Catalent, Inc.
(a)
........................ 126,214 9,132,845
Elanco Animal Health, Inc.
(a)
................ 334,195 4,147,360
Eli Lilly & Co. ......................... 621,739 201,039,306
Jazz Pharmaceuticals PLC
(a)
............... 44,938 5,989,786
Johnson & Johnson ..................... 1,941,913 317,230,908
Security Shares Value
a
Pharmaceuticals (continued)
Merck & Co., Inc. ....................... 1,866,589 $ 160,750,645
Organon & Co. ........................ 187,489 4,387,242
Perrigo Co. PLC ....................... 101,968 3,636,179
Pfizer, Inc. ........................... 4,170,391 182,496,310
Royalty Pharma PLC , Class A .............. 270,290 10,860,252
Viatris, Inc. ........................... 917,479 7,816,921
Zoetis, Inc. , Class A ..................... 347,384 51,513,573
1,070,716,063
a
Professional Services  —  0 .5%
Booz Allen Hamilton Holding Corp. , Class A ..... 95,038 8,776,759
CACI International, Inc. , Class A
(a)
........... 17,054 4,452,117
Clarivate PLC
(a) (b)
....................... 340,821 3,200,309
CoStar Group, Inc.
(a)
..................... 289,539 20,166,391
Dun & Bradstreet Holdings, Inc. ............. 185,034 2,292,571
Equifax, Inc. .......................... 88,799 15,222,813
FTI Consulting, Inc.
(a) (b)
................... 24,849 4,117,728
Jacobs Solutions, Inc. .................... 94,109 10,209,886
KBR, Inc. ............................ 101,873 4,402,951
Leidos Holdings, Inc. .................... 100,334 8,776,215
ManpowerGroup, Inc. .................... 38,066 2,462,490
Nielsen Holdings PLC .................... 264,699 7,337,456
Robert Half International, Inc. ............... 79,358 6,070,887
Science Applications International Corp. ....... 40,328 3,566,205
TransUnion ........................... 141,654 8,426,997
Verisk Analytics, Inc. ..................... 115,819 19,750,614
129,232,389
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
............... 237,226 16,015,127
Howard Hughes Corp. (The)
(a) (b)
............. 24,476 1,355,726
Jones Lang LaSalle, Inc.
(a) (b)
................ 34,569 5,222,339
Opendoor Technologies, Inc.
(a) (b)
............. 301,187 936,691
WeWork, Inc. , Class A
(a) (b)
................. 95,646 253,462
Zillow Group, Inc. , Class A
(a) (b)
.............. 41,415 1,185,711
Zillow Group, Inc. , Class C , NVS
(a) (b)
.......... 118,642 3,394,348
28,363,404
a
Road & Rail  —  1 .1%
AMERCO ............................ 6,668 3,395,479
Avis Budget Group, Inc.
(a)
................. 21,891 3,249,938
CSX Corp. ........................... 1,575,981 41,984,134
Hertz Global Holdings, Inc.
(a) (b)
.............. 150,799 2,455,008
JB Hunt Transport Services, Inc. ............ 62,386 9,758,418
Knight-Swift Transportation Holdings, Inc. , Class A 111,410 5,451,291
Landstar System, Inc.
(b)
................... 26,639 3,845,872
Lyft, Inc. , Class A
(a) (b)
..................... 214,212 2,821,172
Norfolk Southern Corp. ................... 173,647 36,405,094
Old Dominion Freight Line, Inc.
(b)
............ 74,407 18,510,229
Ryder System, Inc. ...................... 38,218 2,885,077
Schneider National, Inc. , Class B ............ 43,773 888,592
Uber Technologies, Inc.
(a)
................. 1,391,221 36,867,356
Union Pacific Corp. ..................... 463,208 90,242,183
XPO Logistics, Inc.
(a)
.................... 71,628 3,188,879
261,948,722
a
Semiconductors & Semiconductor Equipment  —  4 .4%
Advanced Micro Devices, Inc.
(a)
............. 1,191,766 75,510,294
Allegro MicroSystems, Inc.
(a) (b)
.............. 54,090 1,181,866
Analog Devices, Inc. ..................... 385,122 53,662,899
Applied Materials, Inc. ................... 642,477 52,638,141
Broadcom, Inc. ........................ 291,420 129,393,394
Cirrus Logic, Inc.
(a)
...................... 40,175 2,764,040
Enphase Energy, Inc.
(a)
................... 96,364 26,738,119
Entegris, Inc. .......................... 112,083 9,305,131

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
16
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.
(a)
....................... 77,430 $ 10,241,666
GlobalFoundries, Inc.
(a) (b)
.................. 50,663 2,449,556
Intel Corp. ........................... 3,019,483 77,812,077
KLA Corp. ............................ 105,067 31,796,426
Lam Research Corp. .................... 100,715 36,861,690
Lattice Semiconductor Corp.
(a)
.............. 99,824 4,912,339
Marvell Technology, Inc. .................. 624,589 26,801,114
Microchip Technology, Inc. ................. 396,206 24,180,452
Micron Technology, Inc. ................... 811,175 40,639,867
MKS Instruments, Inc.
(b)
.................. 39,502 3,264,445
Monolithic Power Systems, Inc. ............. 33,527 12,183,712
NVIDIA Corp. ......................... 1,776,956 215,704,689
ON Semiconductor Corp.
(a) (b)
............... 319,357 19,905,522
Qorvo, Inc.
(a)
.......................... 74,385 5,906,913
QUALCOMM, Inc. ...................... 826,771 93,408,588
Skyworks Solutions, Inc. .................. 120,729 10,294,562
Teradyne, Inc. ......................... 114,529 8,606,854
Texas Instruments, Inc. ................... 680,332 105,301,787
Universal Display Corp. .................. 31,971 3,016,464
Wolfspeed, Inc.
(a)
....................... 86,069 8,896,092
1,093,378,699
a
Software  —  9 .0%
Adobe, Inc.
(a)
.......................... 348,217 95,829,318
Alteryx, Inc. , Class A
(a) (b)
.................. 43,768 2,444,005
ANSYS, Inc.
(a)
......................... 63,905 14,167,739
AppLovin Corp. , Class A
(a)
................. 154,786 3,016,779
Aspen Technology, Inc.
(a) (b)
................. 19,851 4,728,508
Atlassian Corp. , Class A
(a)
................. 100,607 21,186,828
Autodesk, Inc.
(a)
........................ 160,203 29,925,920
Avalara, Inc.
(a)
......................... 61,504 5,646,067
Bentley Systems, Inc. , Class B
(b)
............. 124,073 3,795,393
Bill.com Holdings, Inc.
(a) (b)
................. 73,488 9,727,607
Black Knight, Inc.
(a)
...................... 115,574 7,481,105
Cadence Design Systems, Inc.
(a)
............ 200,823 32,820,503
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
...... 124,455 1,132,541
Ceridian HCM Holding, Inc.
(a) (b)
.............. 100,481 5,614,878
Citrix Systems, Inc. ..................... 92,369 9,606,376
Confluent, Inc. , Class A
(a) (b)
................ 91,399 2,172,554
Coupa Software, Inc.
(a)
................... 57,190 3,362,772
Crowdstrike Holdings, Inc. , Class A
(a) (b)
........ 154,674 25,491,822
Datadog, Inc. , Class A
(a) (b)
................. 196,549 17,449,620
DocuSign, Inc.
(a) (b)
...................... 142,355 7,611,722
Dolby Laboratories, Inc. , Class A ............ 42,339 2,758,386
DoubleVerify Holdings, Inc.
(a) (b)
.............. 48,714 1,332,328
Dropbox, Inc. , Class A
(a)
.................. 192,267 3,983,772
Dynatrace, Inc.
(a)
....................... 153,143 5,330,908
Elastic NV
(a) (b)
......................... 55,906 4,010,696
Fair Isaac Corp.
(a)
....................... 17,687 7,287,221
Five9, Inc.
(a) (b)
......................... 51,087 3,830,503
Fortinet, Inc.
(a)
......................... 477,519 23,460,508
Guidewire Software, Inc.
(a) (b)
................ 64,765 3,988,229
HubSpot, Inc.
(a) (b)
....................... 33,288 8,991,755
Informatica, Inc. , Class A
(a) (b)
............... 25,019 502,131
Intuit, Inc. ............................ 203,340 78,757,649
Jamf Holding Corp.
(a) (b)
................... 48,006 1,063,813
Manhattan Associates, Inc.
(a)
............... 45,572 6,062,443
Microsoft Corp. ........................ 5,521,083 1,285,860,231
nCino, Inc.
(a) (b)
......................... 51,532 1,757,757
NCR Corp.
(a)
.......................... 97,604 1,855,452
New Relic, Inc.
(a)
....................... 42,735 2,452,134
NortonLifeLock, Inc. ..................... 416,771 8,393,768
Nutanix, Inc. , Class A
(a)
................... 162,654 3,388,083
Oracle Corp. .......................... 1,116,135 68,162,364
Palantir Technologies, Inc. , Class A
(a) (b)
........ 1,331,956 10,828,802
Security Shares Value
a
Software (continued)
Palo Alto Networks, Inc.
(a)
................. 217,773 $ 35,669,040
Paycom Software, Inc.
(a)
.................. 38,429 12,681,186
Paycor HCM, Inc.
(a) (b)
.................... 26,426 781,153
Paylocity Holding Corp.
(a)
................. 30,104 7,272,524
Pegasystems, Inc. ...................... 25,653 824,487
Procore Technologies, Inc.
(a) (b)
.............. 51,395 2,543,025
PTC, Inc.
(a) (b)
.......................... 77,466 8,102,944
RingCentral, Inc. , Class A
(a)
................ 59,250 2,367,630
Roper Technologies, Inc. .................. 77,674 27,934,677
Salesforce, Inc.
(a)
....................... 710,126 102,144,524
SentinelOne, Inc. , Class A
(a)
................ 136,826 3,497,273
ServiceNow, Inc.
(a)
...................... 147,744 55,789,612
Smartsheet, Inc. , Class A
(a) (b)
............... 91,268 3,135,969
Splunk, Inc.
(a) (b)
........................ 121,357 9,126,046
Synopsys, Inc.
(a)
....................... 112,384 34,334,436
Teradata Corp.
(a)
....................... 81,204 2,522,196
Tyler Technologies, Inc.
(a)
................. 30,068 10,448,630
UiPath, Inc. , Class A
(a) (b)
.................. 274,601 3,462,719
Unity Software, Inc.
(a) (b)
................... 160,532 5,114,550
VMware, Inc. , Class A .................... 153,791 16,372,590
Workday, Inc. , Class A
(a)
.................. 146,170 22,249,997
Zendesk, Inc.
(a)
........................ 89,582 6,817,190
Zoom Video Communications, Inc. , Class A
(a)
.... 185,853 13,676,922
Zscaler, Inc.
(a) (b)
........................ 62,755 10,315,039
2,234,455,349
a
Specialty Retail  —  2 .2%
Advance Auto Parts, Inc. .................. 46,449 7,261,837
AutoNation, Inc.
(a) (b)
..................... 28,195 2,872,225
AutoZone, Inc.
(a)
....................... 14,414 30,873,779
Bath & Body Works, Inc. .................. 169,368 5,521,397
Best Buy Co., Inc. ...................... 147,890 9,367,353
Burlington Stores, Inc.
(a) (b)
................. 49,544 5,543,478
CarMax, Inc.
(a) (b)
........................ 118,004 7,790,624
Carvana Co. , Class A
(a) (b)
.................. 76,771 1,558,451
Dick's Sporting Goods, Inc.
(b)
............... 37,945 3,970,565
Five Below, Inc.
(a) (b)
...................... 40,626 5,592,981
Floor & Decor Holdings, Inc. , Class A
(a) (b)
....... 73,369 5,154,906
GameStop Corp. , Class A
(a) (b)
............... 207,325 5,210,077
Gap, Inc. (The) ........................ 118,886 976,054
Home Depot, Inc. (The) .................. 762,422 210,382,727
Leslie's, Inc.
(a) (b)
........................ 128,377 1,888,426
Lithia Motors, Inc. ...................... 19,863 4,261,607
Lowe's Companies, Inc. .................. 471,813 88,611,200
O'Reilly Automotive, Inc.
(a)
................. 46,452 32,672,014
Penske Automotive Group, Inc.
(b)
............ 17,612 1,733,549
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
... 59,228 660,984
RH
(a) (b)
.............................. 14,637 3,601,727
Ross Stores, Inc. ....................... 254,178 21,419,580
TJX Companies, Inc. (The) ................ 866,229 53,810,145
Tractor Supply Co. ...................... 82,413 15,318,928
Ulta Beauty, Inc.
(a) (b)
..................... 38,459 15,429,366
Victoria's Secret & Co.
(a) (b)
................. 53,564 1,559,784
Williams-Sonoma, Inc. ................... 49,298 5,809,769
548,853,533
a
Technology Hardware, Storage & Peripherals  —  6 .5%
Apple, Inc. ........................... 11,282,860 1,559,291,252
Dell Technologies, Inc. , Class C ............. 186,314 6,366,350
Hewlett Packard Enterprise Co. ............. 956,091 11,453,970
HP, Inc. ............................. 765,749 19,082,465
NetApp, Inc. .......................... 161,159 9,967,684
Pure Storage, Inc. , Class A
(a)
............... 199,976 5,473,343

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
................... 229,056 $ 7,455,773
1,619,090,837
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Capri Holdings Ltd.
(a)
.................... 99,689 3,832,045
Carter's, Inc. .......................... 27,668 1,813,084
Columbia Sportswear Co. ................. 25,959 1,747,041
Deckers Outdoor Corp.
(a)
.................. 19,511 6,099,334
Hanesbrands, Inc. ...................... 235,998 1,642,546
Lululemon Athletica, Inc.
(a)
................. 82,185 22,975,639
Nike, Inc. , Class B ...................... 904,117 75,150,205
PVH Corp. ........................... 51,533 2,308,678
Ralph Lauren Corp. , Class A ............... 30,763 2,612,701
Skechers U.S.A., Inc. , Class A
(a)
............. 96,746 3,068,783
Tapestry, Inc. .......................... 186,459 5,301,029
Under Armour, Inc. , Class A
(a) (b)
............. 146,164 971,991
Under Armour, Inc. , Class C
(a)
.............. 137,073 816,955
VF Corp. ............................ 263,915 7,893,698
136,233,729
a
Thrifts & Mortgage Finance  —  0 .0%
MGIC Investment Corp. .................. 206,317 2,644,984
New York Community Bancorp, Inc. .......... 341,643 2,914,215
Rocket Companies, Inc. , Class A
(b)
........... 54,418 343,921
TFS Financial Corp. ..................... 28,484 370,292
UWM Holdings Corp. , Class A
(b)
............. 67,429 197,567
6,470,979
a
Tobacco  —  0 .6%
Altria Group, Inc. ....................... 1,336,353 53,961,934
Philip Morris International, Inc. .............. 1,143,369 94,911,061
148,872,995
a
Trading Companies & Distributors  —  0 .3%
Air Lease Corp. , Class A .................. 76,910 2,384,979
Core & Main, Inc. , Class A
(a)
................ 54,126 1,230,825
Fastenal Co. .......................... 426,241 19,624,136
MSC Industrial Direct Co., Inc. , Class A ........ 35,419 2,578,857
SiteOne Landscape Supply, Inc.
(a) (b)
........... 34,365 3,578,771
United Rentals, Inc.
(a)
.................... 51,647 13,950,888
Security Shares Value
a
Trading Companies & Distributors (continued)
Univar Solutions, Inc.
(a)
................... 127,034 $ 2,888,753
Watsco, Inc. .......................... 24,259 6,245,722
WESCO International, Inc.
(a)
............... 32,785 3,913,873
WW Grainger, Inc. ...................... 34,051 16,657,409
73,054,213
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............. 133,427 17,366,858
Essential Utilities, Inc. .................... 170,215 7,043,497
24,410,355
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
..................... 439,566 58,976,570
a
Total Long-Term Investments — 99.8%
(Cost: $ 24,133,877,916 ) ............................ 24,708,956,226
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.18%
(c) (d) (e)
.................... 525,831,500 525,989,250
BlackRock Cash Funds: Treasury, SL Agency
Shares , 2.81%
(c) (d)
..................... 31,431,602 31,431,602
a
Total Short-Term Securities — 2.2%
(Cost: $ 557,083,232 ) .............................. 557,420,852
Total Investments — 102.0%
(Cost: $ 24,690,961,148 ) ............................ 25,266,377,078
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............. (506,450,720)
Net Assets — 100.0% ............................... $ 24,759,926,358
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 ETF
18
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 382,039,449  $ 143,694,445
(a)
$ —  $ 8,482  $ 246,874  $ 525,989,250  525,831,500  $ 1,681,961
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 49,500,000  —  (18,068,398)
(a)
—  —  31,431,602  31,431,602  167,496  —
BlackRock, Inc. .. 78,453,513  14,207,840  (9,173,680) 2,983,433  (25,544,655) 60,926,451  110,719  511,253  —
$ 2,991,915  $ (25,297,781)
$ 618,347,303
$ 2,360,710  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 306 12/16/22 $ 55,103 $ (4,694,964)
S&P MidCap 400 E-Mini Index ............................................................ 22 12/16/22 4,858 (399,818)
$ (5,094,782)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 5,094,782 $ — $ — $ — $ 5,094,782
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (5,830,140) $ — $ — $ — $ (5,830,140)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (8,203,272) $ — $ — $ — $ (8,203,272)

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
19
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 61,575,142
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 24,708,853,257  $ 102,969  $ —  $ 24,708,956,226
Short-Term Securities
Money Market Funds ...................................... 557,420,852  —  —  557,420,852
$ 25,266,274,109  $ 102,969  $ —  $ 25,266,377,078
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (5,094,782) $ —  $ —  $ (5,094,782)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
20
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Axon Enterprise, Inc.
(a) (b)
.................. 173,898 $ 20,128,694
Boeing Co. (The)
(a)
...................... 552,917 66,947,190
BWX Technologies, Inc. .................. 115,239 5,804,588
HEICO Corp.
(b)
........................ 139,574 20,095,865
HEICO Corp. , Class A .................... 243,094 27,863,434
Howmet Aerospace, Inc.
(b)
................. 118,469 3,664,246
Huntington Ingalls Industries, Inc. ............ 28,003 6,202,665
Lockheed Martin Corp. ................... 770,260 297,543,735
Northrop Grumman Corp. ................. 56,537 26,590,482
Spirit AeroSystems Holdings, Inc. , Class A
(b)
..... 340,980 7,474,282
TransDigm Group, Inc. ................... 64,592 33,899,173
516,214,354
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. .............. 103,306 9,949,401
Expeditors International of Washington, Inc. ..... 161,144 14,230,627
GXO Logistics, Inc.
(a) (b)
................... 24,575 861,599
United Parcel Service, Inc. , Class B .......... 2,127,987 343,755,020
368,796,647
a
Airlines  —  0 .1%
Delta Air Lines, Inc.
(a)
.................... 2,066,467 57,985,064
a
Auto Components  —  0 .0%
Aptiv PLC
(a)
........................... 225,066 17,602,412
a
Automobiles  —  4 .0%
Lucid Group, Inc.
(a) (b)
..................... 1,642,124 22,940,472
Tesla, Inc.
(a) (b)
......................... 8,255,456 2,189,759,704
2,212,700,176
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A
(b)
...... 10,387 8,282,906
Signature Bank ........................ 10,164 1,534,764
SVB Financial Group
(a) (b)
.................. 120,290 40,390,976
Western Alliance Bancorp ................. 216,935 14,261,307
64,469,953
a
Beverages  —  2 .3%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
.... 28,966 9,374,846
Brown-Forman Corp. , Class A
(b)
............. 86,201 5,823,740
Brown-Forman Corp. , Class B , NVS
(b)
......... 356,537 23,734,668
Coca-Cola Co. (The) .................... 9,503,565 532,389,711
Monster Beverage Corp.
(a) (b)
................ 1,115,260 96,983,009
PepsiCo, Inc. ......................... 3,791,084 618,932,374
1,287,238,348
a
Biotechnology  —  3 .1%
AbbVie, Inc. .......................... 5,735,608 769,775,950
Alnylam Pharmaceuticals, Inc.
(a) (b)
............ 389,557 77,973,729
Amgen, Inc. .......................... 1,455,653 328,104,186
Exact Sciences Corp.
(a) (b)
.................. 88,477 2,874,618
Exelixis, Inc.
(a)
......................... 883,506 13,853,374
Horizon Therapeutics PLC
(a)
............... 669,708 41,448,228
Incyte Corp.
(a)
......................... 518,315 34,540,512
Ionis Pharmaceuticals, Inc.
(a) (b)
.............. 430,739 19,051,586
Moderna, Inc.
(a) (b)
....................... 65,511 7,746,676
Natera, Inc.
(a) (b)
........................ 258,447 11,325,148
Neurocrine Biosciences, Inc.
(a)
.............. 311,621 33,097,266
Novavax, Inc.
(a) (b)
....................... 267,897 4,875,725
Regeneron Pharmaceuticals, Inc.
(a) (b)
.......... 49,701 34,237,528
Sarepta Therapeutics, Inc.
(a)
............... 270,106 29,857,517
Seagen, Inc.
(a)
......................... 437,716 59,892,680
Ultragenyx Pharmaceutical, Inc.
(a) (b)
........... 156,411 6,476,980
Security Shares Value
a
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
.............. 783,345 $ 226,809,711
1,701,941,414
a
Building Products  —  0 .3%
A O Smith Corp. ....................... 87,764 4,263,575
Advanced Drainage Systems, Inc.
(b)
.......... 208,148 25,887,367
Allegion PLC .......................... 230,352 20,657,967
Armstrong World Industries, Inc. ............. 79,545 6,302,350
Carlisle Companies, Inc. .................. 139,682 39,168,230
Fortune Brands Home & Security, Inc. ......... 135,121 7,254,647
Masco Corp. .......................... 26,932 1,257,455
Trane Technologies PLC .................. 438,088 63,439,523
Trex Co., Inc.
(a) (b)
....................... 355,450 15,618,473
183,849,587
a
Capital Markets  —  1 .5%
Ameriprise Financial, Inc. ................. 224,052 56,449,901
Ares Management Corp. , Class A ............ 497,157 30,798,876
Blackstone, Inc. , NVS .................... 2,271,168 190,096,762
Blue Owl Capital, Inc. , Class A .............. 1,351,102 12,470,671
Charles Schwab Corp. (The) ............... 2,736,019 196,637,686
FactSet Research Systems, Inc.
(b)
........... 122,096 48,851,831
LPL Financial Holdings, Inc.
(b)
.............. 256,398 56,017,835
MarketAxess Holdings, Inc. ................ 122,162 27,179,823
Moody's Corp.
(b)
........................ 488,780 118,827,306
Morningstar, Inc.
(b)
...................... 70,967 15,067,713
MSCI, Inc. , Class A ..................... 191,637 80,830,570
Raymond James Financial, Inc. ............. 50,247 4,965,409
Tradeweb Markets, Inc. , Class A ............. 228,212 12,875,721
851,070,104
a
Chemicals  —  1 .0%
Albemarle Corp.
(b)
...................... 194,596 51,458,966
Axalta Coating Systems Ltd.
(a) (b)
............. 172,846 3,640,137
CF Industries Holdings, Inc. ................ 646,258 62,202,333
Chemours Co. (The) ..................... 302,567 7,458,277
Ecolab, Inc. .......................... 710,490 102,608,966
FMC Corp. ........................... 144,386 15,261,600
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
..... 533,154 1,663,440
Linde PLC ........................... 344,235 92,802,314
Mosaic Co. (The) ....................... 131,772 6,368,541
PPG Industries, Inc. ..................... 403,458 44,658,766
RPM International, Inc. ................... 15,104 1,258,314
Scotts Miracle-Gro Co. (The) , Class A ......... 44,835 1,916,696
Sherwin-Williams Co. (The) ................ 775,247 158,731,823
Valvoline, Inc. ......................... 554,385 14,048,116
564,078,289
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. .......................... 262,524 101,909,192
Copart, Inc.
(a) (b)
........................ 687,619 73,162,662
Driven Brands Holdings, Inc.
(a) (b)
............. 32 895
IAA, Inc.
(a) (b)
........................... 357,633 11,390,611
MSA Safety, Inc. ....................... 45,943 5,020,651
Republic Services, Inc. ................... 42,554 5,789,046
Rollins, Inc. ........................... 708,977 24,587,322
Tetra Tech, Inc.
(b)
....................... 74,891 9,625,740
Waste Management, Inc. .................. 1,260,872 202,004,303
433,490,422
a
Communications Equipment  —  0 .2%
Arista Networks, Inc.
(a)
................... 799,759 90,284,794
Ubiquiti, Inc.
(b)
......................... 5,600 1,643,936
91,928,730
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Construction & Engineering  —  0 .1%
AECOM ............................. 17,608 $ 1,203,859
Quanta Services, Inc.
(b)
................... 250,412 31,899,985
Valmont Industries, Inc. ................... 9,394 2,523,416
WillScot Mobile Mini Holdings Corp. , Class A
(a)
... 356,302 14,369,660
49,996,920
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ..................... 99,293 10,642,224
Martin Marietta Materials, Inc. .............. 17,594 5,666,851
Vulcan Materials Co. .................... 207,705 32,757,156
49,066,231
a
Consumer Finance  —  0 .0%
American Express Co. ................... 122,285 16,497,469
Credit Acceptance Corp.
(a) (b)
................ 1,926 843,588
Upstart Holdings, Inc.
(a) (b)
.................. 72 1,497
17,342,554
a
Containers & Packaging  —  0 .2%
Ardagh Metal Packaging SA ............... 156,832 759,067
Avery Dennison Corp. .................... 160,556 26,122,461
Ball Corp. ............................ 392,091 18,945,837
Berry Global Group, Inc.
(a)
................. 191,236 8,898,211
Crown Holdings, Inc. .................... 332,346 26,929,996
Graphic Packaging Holding Co. ............. 785,963 15,514,910
Sealed Air Corp. ....................... 481,563 21,434,369
118,604,851
a
Distributors  —  0 .1%
Genuine Parts Co. ...................... 36,177 5,401,950
Pool Corp. ........................... 123,991 39,455,176
44,857,126
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a) (b)
....... 44,902 2,588,600
H&R Block, Inc. ........................ 426,437 18,140,630
Mister Car Wash, Inc.
(a) (b)
.................. 154,209 1,323,113
22,052,343
a
Diversified Financial Services  —  0 .1%
Apollo Global Management, Inc. ............. 1,134,598 52,758,807
a
Electrical Equipment  —  0 .3%
ChargePoint Holdings, Inc. , Class A
(a) (b)
........ 812,553 11,993,282
Emerson Electric Co.
(b)
................... 606,326 44,395,190
Generac Holdings, Inc.
(a) (b)
................. 200,841 35,777,816
Plug Power, Inc.
(a) (b)
..................... 856,128 17,987,249
Rockwell Automation, Inc. ................. 253,739 54,581,796
Vertiv Holdings Co. , Class A
(b)
.............. 111,171 1,080,582
165,815,915
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................. 1,431,858 95,877,212
Arrow Electronics, Inc.
(a)
.................. 16 1,475
CDW Corp.
(b)
.......................... 436,548 68,136,412
Cognex Corp.
(b)
........................ 522,822 21,670,972
Coherent Corp.
(a)
....................... 51,734 1,802,930
Corning, Inc. .......................... 127,549 3,701,472
Jabil, Inc. ............................ 356,052 20,547,761
Keysight Technologies, Inc.
(a)
............... 539,402 84,880,299
National Instruments Corp.
(b)
............... 54,663 2,062,981
Vontier Corp. .......................... 301,698 5,041,373
Zebra Technologies Corp. , Class A
(a)
.......... 67,493 17,683,841
321,406,728
a
Security Shares Value
a
Energy Equipment & Services  —  0 .1%
Halliburton Co. ........................ 1,310,641 $ 32,267,981
a
Entertainment  —  0 .8%
Electronic Arts, Inc.
(b)
.................... 55,918 6,470,272
Liberty Media Corp.-Liberty Formula One , Class A
(a) (b)
16 840
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................. 72,293 4,229,141
Live Nation Entertainment, Inc.
(a) (b)
........... 254,858 19,379,402
Madison Square Garden Sports Corp. , Class A
(a) (b)
30,692 4,194,369
Netflix, Inc.
(a) (b)
......................... 640,481 150,794,847
Playtika Holding Corp.
(a) (b)
................. 304,951 2,863,490
ROBLOX Corp. , Class A
(a) (b)
................ 1,418,989 50,856,566
Roku, Inc. , Class A
(a) (b)
................... 110,237 6,217,367
Spotify Technology SA
(a) (b)
................. 457,665 39,496,489
Take-Two Interactive Software, Inc.
(a) (b)
........ 439,458 47,900,922
Walt Disney Co. (The)
(a)
.................. 394,074 37,173,000
Warner Bros Discovery, Inc. , Series A
(a) (b)
....... 5,612,527 64,544,060
World Wrestling Entertainment, Inc. , Class A
(b)
... 147,616 10,358,215
444,478,980
a
Equity Real Estate Investment Trusts (REITs)  —  1 .6%
American Tower Corp. ................... 1,154,878 247,952,307
Apartment Income REIT Corp. .............. 26,249 1,013,736
Camden Property Trust ................... 27,999 3,344,481
Crown Castle, Inc. ...................... 1,400,104 202,385,033
Equinix, Inc.
(b)
......................... 222,092 126,334,813
Equity LifeStyle Properties, Inc. ............. 359,619 22,598,458
Extra Space Storage, Inc. ................. 54,005 9,327,204
Iron Mountain, Inc. ...................... 701,801 30,858,190
Lamar Advertising Co. , Class A ............. 251,874 20,777,086
Public Storage ......................... 402,481 117,850,462
SBA Communications Corp. , Class A .......... 80,334 22,867,073
Simon Property Group, Inc. ................ 518,026 46,492,833
851,801,676
a
Food & Staples Retailing  —  1 .5%
BJ's Wholesale Club Holdings, Inc.
(a)
.......... 279,813 20,373,184
Costco Wholesale Corp. .................. 1,436,835 678,574,065
Grocery Outlet Holding Corp.
(a) (b)
............. 20,993 698,857
Performance Food Group Co.
(a) (b)
............ 163,346 7,015,711
Sysco Corp. .......................... 1,647,018 116,460,643
823,122,460
a
Food Products  —  0 .3%
Darling Ingredients, Inc.
(a) (b)
................ 29,987 1,983,640
Freshpet, Inc.
(a) (b)
....................... 82,208 4,117,799
Hershey Co. (The) ...................... 410,328 90,465,014
Kellogg Co. ........................... 454,760 31,678,582
Lamb Weston Holdings, Inc. ............... 464,042 35,907,570
Pilgrim's Pride Corp.
(a)
................... 61,059 1,405,578
165,558,183
a
Gas Utilities  —  0 .0%
National Fuel Gas Co. ................... 22,822 1,404,694
a
Health Care Equipment & Supplies  —  1 .9%
Abbott Laboratories ..................... 732,110 70,838,964
ABIOMED, Inc.
(a) (b)
...................... 146,471 35,982,066
Align Technology, Inc.
(a)
................... 189,245 39,194,532
Baxter International, Inc. .................. 262,939 14,161,895
Dexcom, Inc.
(a)
........................ 1,275,948 102,764,852
Edwards Lifesciences Corp.
(a)
.............. 2,002,083 165,432,118
Globus Medical, Inc. , Class A
(a) (b)
............ 13,783 821,053
ICU Medical, Inc.
(a)
...................... 12,054 1,815,332
IDEXX Laboratories, Inc.
(a) (b)
............... 270,217 88,036,699
Insulet Corp.
(a) (b)
........................ 221,673 50,851,786

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
22
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.
(a)
................... 1,069,503 $ 200,467,642
Masimo Corp.
(a)
........................ 117,938 16,648,128
Novocure Ltd.
(a) (b)
....................... 332,040 25,228,399
Penumbra, Inc.
(a) (b)
...................... 115,346 21,869,602
ResMed, Inc. ......................... 468,460 102,264,818
Stryker Corp. ......................... 609,628 123,474,055
Tandem Diabetes Care, Inc.
(a) (b)
............. 190,693 9,124,660
1,068,976,601
a
Health Care Providers & Services  —  3 .4%
agilon health, Inc.
(a) (b)
.................... 551,216 12,909,479
AmerisourceBergen Corp. ................. 479,663 64,912,794
Chemed Corp. ......................... 17,633 7,697,862
Cigna Corp. .......................... 154,830 42,960,680
DaVita, Inc.
(a) (b)
........................ 181,583 15,029,625
Elevance Health, Inc. .................... 237,614 107,933,783
Guardant Health, Inc.
(a) (b)
.................. 314,323 16,920,007
HCA Healthcare, Inc.
(b)
................... 43,460 7,987,513
Humana, Inc. ......................... 289,520 140,472,209
McKesson Corp. ....................... 91,194 30,994,105
Molina Healthcare, Inc.
(a)
.................. 144,270 47,586,017
Signify Health, Inc. , Class A
(a)
............... 64 1,866
UnitedHealth Group, Inc.
(b)
................. 2,762,361 1,395,102,799
1,890,508,739
a
Health Care Technology  —  0 .2%
Certara, Inc.
(a) (b)
........................ 224,096 2,975,995
Change Healthcare, Inc.
(a) (b)
................ 66,568 1,829,954
Definitive Healthcare Corp. , Class A
(a) (b)
........ 52,179 810,862
Doximity, Inc. , Class A
(a) (b)
................. 164,636 4,975,300
Teladoc Health, Inc.
(a)
.................... 49,569 1,256,574
Veeva Systems, Inc. , Class A
(a)
............. 452,597 74,624,193
86,472,878
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a) (b)
................... 1,269,892 133,389,456
Booking Holdings, Inc.
(a) (b)
................. 129,125 212,179,491
Caesars Entertainment, Inc.
(a) (b)
............. 467,159 15,070,550
Chipotle Mexican Grill, Inc.
(a) (b)
.............. 90,220 135,579,007
Choice Hotels International, Inc. ............. 113,791 12,462,390
Churchill Downs, Inc. .................... 120,044 22,106,103
Darden Restaurants, Inc. ................. 289,464 36,565,093
Domino's Pizza, Inc. ..................... 83,801 25,995,070
DraftKings, Inc. , Class A
(a) (b)
................ 1,052,764 15,938,847
Expedia Group, Inc.
(a)
.................... 491,068 46,008,161
Hilton Worldwide Holdings, Inc. ............. 634,881 76,579,346
Las Vegas Sands Corp.
(a)
................. 400,258 15,017,680
Marriott International, Inc. , Class A
(b)
.......... 890,093 124,737,633
McDonald's Corp. ...................... 582,322 134,364,978
Norwegian Cruise Line Holdings Ltd.
(a)
......... 99,537 1,130,740
Planet Fitness, Inc. , Class A
(a) (b)
............. 199,611 11,509,570
Six Flags Entertainment Corp.
(a)
............. 99,509 1,761,309
Starbucks Corp. ........................ 1,339,676 112,881,100
Travel + Leisure Co. ..................... 188,390 6,427,867
Vail Resorts, Inc. ....................... 122,045 26,317,784
Wendy's Co. (The) ...................... 526,816 9,846,191
Wyndham Hotels & Resorts, Inc. ............ 200,177 12,280,859
Wynn Resorts Ltd.
(a) (b)
.................... 34,144 2,152,096
Yum! Brands, Inc. ...................... 111,474 11,854,145
1,202,155,466
a
Household Durables  —  0 .2%
DR Horton, Inc.
(b)
....................... 536,979 36,165,536
NVR, Inc.
(a) (b)
.......................... 6,933 27,642,426
PulteGroup, Inc.
(b)
...................... 282,504 10,593,900
Security Shares Value
a
Household Durables (continued)
Toll Brothers, Inc. ....................... 169,424 $ 7,115,808
TopBuild Corp.
(a)
....................... 87,848 14,475,593
95,993,263
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................. 352,319 25,169,669
Clorox Co. (The) ....................... 333,954 42,876,354
Colgate-Palmolive Co. ................... 1,651,719 116,033,260
Kimberly-Clark Corp. .................... 648,453 72,976,901
Procter & Gamble Co. (The) ............... 3,304,199 417,155,124
674,211,308
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ....................... 408,789 9,238,631
Vistra Corp. .......................... 767,191 16,111,011
25,349,642
a
Industrial Conglomerates  —  0 .2%
General Electric Co. ..................... 206,142 12,762,251
Honeywell International, Inc. ............... 644,544 107,619,512
120,381,763
a
Insurance  —  1 .2%
Alleghany Corp.
(a)
....................... 6,776 5,687,571
Aon PLC , Class A
(b)
..................... 642,513 172,109,957
Arch Capital Group Ltd.
(a) (b)
................ 364,800 16,612,992
Arthur J Gallagher & Co.
(b)
................. 79,594 13,628,085
Assurant, Inc. ......................... 10,477 1,521,994
Brown & Brown, Inc.
(b)
.................... 57,933 3,503,788
Erie Indemnity Co. , Class A , NVS ............ 58,901 13,094,281
Everest Re Group Ltd. ................... 40,923 10,739,832
Lincoln National Corp. ................... 101,971 4,477,547
Markel Corp.
(a) (b)
........................ 10,385 11,259,625
Marsh & McLennan Companies, Inc. .......... 1,452,474 216,839,843
Progressive Corp. (The) .................. 1,651,822 191,958,235
RenaissanceRe Holdings Ltd.
(b)
............. 79,585 11,172,938
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
...... 278,966 11,331,599
683,938,287
a
Interactive Media & Services  —  6 .3%
Alphabet, Inc. , Class A
(a) (b)
................. 16,983,710 1,624,491,862
Alphabet, Inc. , Class C , NVS
(a)
.............. 15,252,022 1,466,481,915
Match Group, Inc.
(a)
..................... 859,276 41,030,429
Meta Platforms, Inc. , Class A
(a)
.............. 1,585,008 215,053,885
Pinterest, Inc. , Class A
(a) (b)
................. 420,150 9,789,495
TripAdvisor, Inc.
(a)
...................... 48 1,060
Twitter, Inc.
(a)
.......................... 2,252,939 98,768,846
ZoomInfo Technologies, Inc.
(a) (b)
............. 885,133 36,874,641
3,492,492,133
a
Internet & Direct Marketing Retail  —  6 .1%
Amazon.com, Inc.
(a)
..................... 28,845,130 3,259,499,690
DoorDash, Inc. , Class A
(a) (b)
................ 711,847 35,200,834
eBay, Inc. ............................ 226,504 8,337,612
Etsy, Inc.
(a) (b)
.......................... 413,507 41,404,456
Wayfair, Inc. , Class A
(a) (b)
.................. 169,946 5,531,743
3,349,974,335
a
IT Services  —  6 .7%
Accenture PLC , Class A .................. 2,056,336 529,095,253
Automatic Data Processing, Inc. ............. 1,243,930 281,364,527
Broadridge Financial Solutions, Inc. .......... 341,868 49,338,390
Cloudflare, Inc. , Class A
(a)
................. 901,777 49,877,286
EPAM Systems, Inc.
(a) (b)
.................. 178,356 64,598,760
Euronet Worldwide, Inc.
(a) (b)
................ 109,866 8,323,448
Fiserv, Inc.
(a) (b)
......................... 168,994 15,812,769

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
IT Services (continued)
FleetCor Technologies, Inc.
(a) (b)
.............. 237,319 $ 41,808,488
Gartner, Inc.
(a) (b)
........................ 249,444 69,018,660
Genpact Ltd. .......................... 320,006 14,006,663
Globant SA
(a) (b)
........................ 134,073 25,082,377
GoDaddy, Inc. , Class A
(a) (b)
................. 64,037 4,538,943
International Business Machines Corp. ........ 1,950,909 231,787,498
Jack Henry & Associates, Inc. .............. 233,665 42,590,120
Mastercard, Inc. , Class A .................. 2,793,671 794,352,412
MongoDB, Inc. , Class A
(a) (b)
................ 211,894 42,073,673
Okta, Inc. , Class A
(a)
..................... 65,901 3,747,790
Paychex, Inc. ......................... 1,045,747 117,343,271
PayPal Holdings, Inc.
(a) (b)
.................. 1,154,119 99,335,022
Shift4 Payments, Inc. , Class A
(a) (b)
............ 158,346 7,063,815
Snowflake, Inc. , Class A
(a) (b)
................ 932,655 158,514,044
Switch, Inc. , Class A
(b)
.................... 274,087 9,233,991
Thoughtworks Holding, Inc.
(a) (b)
.............. 273,944 2,873,673
Toast, Inc. , Class A
(a) (b)
................... 806,757 13,488,977
Twilio, Inc. , Class A
(a) (b)
................... 216,832 14,991,764
VeriSign, Inc.
(a)
........................ 29,589 5,139,609
Visa, Inc. , Class A
(b)
..................... 5,342,787 949,146,110
Western Union Co. (The) ................. 416,739 5,625,976
WEX, Inc.
(a) (b)
.......................... 100,928 12,811,800
Wix.com Ltd.
(a) (b)
....................... 135,396 10,592,029
3,673,577,138
a
Leisure Products  —  0 .1%
Brunswick Corp. ....................... 34,369 2,249,451
Mattel, Inc.
(a)
.......................... 548,607 10,390,617
Polaris, Inc. ........................... 140,523 13,441,025
YETI Holdings, Inc.
(a) (b)
................... 264,133 7,533,073
33,614,166
a
Life Sciences Tools & Services  —  1 .3%
10X Genomics, Inc. , Class A
(a) (b)
............. 280,985 8,002,453
Agilent Technologies, Inc. ................. 873,211 106,138,797
Avantor, Inc.
(a) (b)
........................ 1,854,519 36,348,572
Bio-Techne Corp. ....................... 127,408 36,183,872
Bruker Corp.
(b)
......................... 352,377 18,697,124
Charles River Laboratories International, Inc.
(a)
... 154,804 30,465,427
Danaher Corp. ........................ 144,257 37,260,141
IQVIA Holdings, Inc.
(a)
.................... 599,105 108,521,880
Maravai LifeSciences Holdings, Inc. , Class A
(a)
... 354,331 9,046,070
Mettler-Toledo International, Inc.
(a)
........... 72,240 78,316,829
Repligen Corp.
(a) (b)
...................... 129,855 24,297,169
Sotera Health Co.
(a) (b)
.................... 346,450 2,362,789
Syneos Health, Inc. , Class A
(a)
.............. 57,798 2,725,176
Thermo Fisher Scientific, Inc. ............... 155,181 78,706,251
Waters Corp.
(a)
........................ 194,451 52,410,378
West Pharmaceutical Services, Inc. .......... 238,753 58,752,338
688,235,266
a
Machinery  —  1 .6%
AGCO Corp. .......................... 26,417 2,540,523
Allison Transmission Holdings, Inc. ........... 262,053 8,846,909
Caterpillar, Inc. ........................ 1,492,376 244,869,054
Deere & Co. .......................... 909,705 303,741,402
Donaldson Co., Inc. ..................... 66,794 3,273,574
Graco, Inc. ........................... 380,873 22,833,336
IDEX Corp. ........................... 43,556 8,704,667
Illinois Tool Works, Inc. ................... 902,110 162,966,172
Lincoln Electric Holdings, Inc. .............. 185,136 23,275,298
Middleby Corp. (The)
(a)
................... 8,075 1,034,973
Nordson Corp. ......................... 43,689 9,273,864
Otis Worldwide Corp. .................... 174,783 11,151,155
Parker-Hannifin Corp. .................... 95,936 23,246,252
Security Shares Value
a
Machinery (continued)
Toro Co. (The) ......................... 343,397 $ 29,696,973
Xylem, Inc. ........................... 75,445 6,590,875
862,045,027
a
Media  —  0 .4%
Cable One, Inc. ........................ 11,213 9,565,250
Charter Communications, Inc. , Class A
(a)
....... 359,944 109,189,012
Liberty Broadband Corp. , Class A
(a) (b)
.......... 24,663 1,839,860
Liberty Broadband Corp. , Class C , NVS
(a)
...... 186,410 13,757,058
Liberty Media Corp.-Liberty SiriusXM , Class A
(a) (b)
. 67,106 2,554,725
Liberty Media Corp.-Liberty SiriusXM , Class C ,
NVS
(a)
............................. 138,365 5,217,744
Nexstar Media Group, Inc. ................. 9,416 1,571,060
Trade Desk, Inc. (The) , Class A
(a)
............ 1,420,375 84,867,406
228,562,115
a
Metals & Mining  —  0 .0%
MP Materials Corp. , Class A
(a) (b)
............. 310,585 8,478,970
Royal Gold, Inc. ........................ 13,708 1,286,085
Southern Copper Corp. ................... 181,591 8,142,540
17,907,595
a
Multiline Retail  —  0 .6%
Dollar General Corp. .................... 741,298 177,807,738
Dollar Tree, Inc.
(a) (b)
..................... 211,923 28,842,720
Nordstrom, Inc. ........................ 311,626 5,213,503
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
........ 10,235 528,126
Target Corp. .......................... 831,532 123,391,034
335,783,121
a
Oil, Gas & Consumable Fuels  —  1 .5%
Antero Resources Corp.
(a)
................. 600,932 18,346,454
Cheniere Energy, Inc. .................... 465,195 77,180,502
Continental Resources, Inc. ................ 87,370 5,837,190
Coterra Energy, Inc. ..................... 410,955 10,734,145
Devon Energy Corp. ..................... 1,037,748 62,399,787
Diamondback Energy, Inc. ................. 321,120 38,682,115
Enviva, Inc. ........................... 98,631 5,923,778
EOG Resources, Inc. .................... 1,386,297 154,890,964
Hess Corp.
(b)
.......................... 714,912 77,918,259
New Fortress Energy, Inc. , Class A
(b)
.......... 166,245 7,266,569
Occidental Petroleum Corp.
(b)
............... 2,190,509 134,606,778
ONEOK, Inc. .......................... 171,188 8,771,673
Ovintiv, Inc. ........................... 580,367 26,696,882
PDC Energy, Inc. ....................... 172,008 9,940,342
Pioneer Natural Resources Co. ............. 425,067 92,039,758
Range Resources Corp. .................. 539,710 13,633,075
Southwestern Energy Co.
(a)
................ 254,145 1,555,367
Targa Resources Corp. ................... 728,709 43,970,301
Texas Pacific Land Corp.
(b)
................ 18,817 33,442,137
823,836,076
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ................... 23,093 1,182,131
a
Personal Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A .... 743,126 160,440,904
Olaplex Holdings, Inc.
(a) (b)
................. 399,875 3,818,806
164,259,710
a
Pharmaceuticals  —  2 .3%
Catalent, Inc.
(a) (b)
....................... 182,182 13,182,690
Eli Lilly & Co. ......................... 2,225,897 719,743,795
Merck & Co., Inc. ....................... 3,439,871 296,241,690

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
24
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ..................... 1,527,938 $ 226,577,926
1,255,746,101
a
Professional Services  —  0 .4%
Booz Allen Hamilton Holding Corp. , Class A ..... 423,554 39,115,212
CoStar Group, Inc.
(a)
..................... 175,680 12,236,112
Equifax, Inc.
(b)
......................... 195,971 33,595,308
FTI Consulting, Inc.
(a)
.................... 45,766 7,583,884
KBR, Inc. ............................ 301,231 13,019,204
Robert Half International, Inc. ............... 314,102 24,028,803
TransUnion ........................... 463,780 27,590,272
Verisk Analytics, Inc.
(b)
................... 503,634 85,884,706
243,053,501
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
............... 508,197 34,308,380
Opendoor Technologies, Inc.
(a) (b)
............. 407,984 1,268,830
Zillow Group, Inc. , Class A
(a) (b)
.............. 24 687
Zillow Group, Inc. , Class C , NVS
(a) (b)
.......... 48 1,373
35,579,270
a
Road & Rail  —  1 .3%
CSX Corp. ........................... 1,753,424 46,711,215
JB Hunt Transport Services, Inc. ............ 243,351 38,064,963
Landstar System, Inc.
(b)
................... 101,798 14,696,577
Lyft, Inc. , Class A
(a) (b)
..................... 827,277 10,895,238
Old Dominion Freight Line, Inc.
(b)
............ 326,589 81,245,546
Uber Technologies, Inc.
(a)
................. 5,306,803 140,630,280
Union Pacific Corp. ..................... 2,037,359 396,918,280
XPO Logistics, Inc.
(a)
.................... 14,015 623,948
729,786,047
a
Semiconductors & Semiconductor Equipment  —  6 .5%
Advanced Micro Devices, Inc.
(a) (b)
............ 4,130,475 261,706,896
Allegro MicroSystems, Inc.
(a) (b)
.............. 215,248 4,703,169
Analog Devices, Inc. ..................... 340,081 47,386,886
Applied Materials, Inc. ................... 2,817,844 230,865,959
Broadcom, Inc. ........................ 1,281,774 569,120,474
Enphase Energy, Inc.
(a)
................... 423,535 117,518,256
Entegris, Inc.
(b)
........................ 480,390 39,881,978
GlobalFoundries, Inc.
(a) (b)
.................. 48,879 2,363,300
KLA Corp.
(b)
.......................... 461,199 139,572,653
Lam Research Corp.
(b)
................... 443,548 162,338,568
Lattice Semiconductor Corp.
(a) (b)
............. 448,060 22,049,033
Microchip Technology, Inc. ................. 1,493,072 91,122,184
Micron Technology, Inc. ................... 668,827 33,508,233
Monolithic Power Systems, Inc. ............. 146,438 53,215,569
NVIDIA Corp.
(b)
........................ 7,815,532 948,727,430
ON Semiconductor Corp.
(a) (b)
............... 873,418 54,440,144
QUALCOMM, Inc. ...................... 3,636,396 410,840,020
Teradyne, Inc. ......................... 461,318 34,668,048
Texas Instruments, Inc. ................... 2,049,685 317,250,244
Universal Display Corp. .................. 140,220 13,229,757
3,554,508,801
a
Software  —  16 .2%
Adobe, Inc.
(a)
.......................... 1,531,467 421,459,718
Alteryx, Inc. , Class A
(a) (b)
.................. 188,669 10,535,277
ANSYS, Inc.
(a)
......................... 150,308 33,323,284
AppLovin Corp. , Class A
(a) (b)
................ 699,560 13,634,424
Aspen Technology, Inc.
(a) (b)
................. 87,605 20,867,511
Atlassian Corp. , Class A
(a) (b)
................ 444,567 93,621,365
Autodesk, Inc.
(a) (b)
....................... 705,625 131,810,750
Avalara, Inc.
(a) (b)
........................ 286,175 26,270,865
Bentley Systems, Inc. , Class B
(b)
............. 560,935 17,159,002
Black Knight, Inc.
(a)
...................... 46,229 2,992,403
Security Shares Value
a
Software (continued)
Cadence Design Systems, Inc.
(a) (b)
........... 884,481 $ 144,550,730
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
...... 211,007 1,920,164
Ceridian HCM Holding, Inc.
(a) (b)
.............. 83,628 4,673,133
Citrix Systems, Inc. ..................... 190,744 19,837,376
Confluent, Inc. , Class A
(a) (b)
................ 421,611 10,021,693
Coupa Software, Inc.
(a)
................... 135,320 7,956,816
Crowdstrike Holdings, Inc. , Class A
(a) (b)
........ 681,446 112,309,115
Datadog, Inc. , Class A
(a) (b)
................. 862,788 76,598,319
DocuSign, Inc.
(a) (b)
...................... 647,484 34,620,970
DoubleVerify Holdings, Inc.
(a) (b)
.............. 177,059 4,842,564
Dropbox, Inc. , Class A
(a)
.................. 815,731 16,901,946
Dynatrace, Inc.
(a)
....................... 637,145 22,179,017
Elastic NV
(a) (b)
......................... 253,057 18,154,309
Fair Isaac Corp.
(a)
....................... 79,774 32,867,686
Five9, Inc.
(a) (b)
......................... 229,476 17,206,111
Fortinet, Inc.
(a)
......................... 2,097,356 103,043,100
HubSpot, Inc.
(a) (b)
....................... 148,922 40,226,811
Informatica, Inc. , Class A
(a) (b)
............... 40 803
Intuit, Inc. ............................ 894,313 346,385,311
Jamf Holding Corp.
(a) (b)
................... 180,404 3,997,753
Manhattan Associates, Inc.
(a)
............... 129,195 17,186,811
Microsoft Corp. ........................ 24,283,121 5,655,538,881
nCino, Inc.
(a) (b)
......................... 52,730 1,798,620
NCR Corp.
(a) (b)
......................... 32 608
New Relic, Inc.
(a)
....................... 176,676 10,137,669
NortonLifeLock, Inc. ..................... 643,002 12,950,060
Nutanix, Inc. , Class A
(a)
................... 381,326 7,943,021
Oracle Corp. .......................... 3,372,583 205,963,644
Palantir Technologies, Inc. , Class A
(a) (b)
........ 5,816,310 47,286,600
Palo Alto Networks, Inc.
(a) (b)
................ 955,915 156,569,318
Paycom Software, Inc.
(a)
.................. 166,274 54,868,757
Paylocity Holding Corp.
(a)
................. 130,466 31,517,976
Pegasystems, Inc. ...................... 120,465 3,871,745
Procore Technologies, Inc.
(a) (b)
.............. 161,616 7,996,760
PTC, Inc.
(a) (b)
.......................... 345,049 36,092,125
RingCentral, Inc. , Class A
(a) (b)
............... 274,641 10,974,654
Salesforce, Inc.
(a)
....................... 671,623 96,606,252
SentinelOne, Inc. , Class A
(a) (b)
.............. 422,249 10,792,684
ServiceNow, Inc.
(a)
...................... 649,779 245,363,048
Smartsheet, Inc. , Class A
(a) (b)
............... 400,366 13,756,576
Splunk, Inc.
(a) (b)
........................ 525,644 39,528,429
Synopsys, Inc.
(a)
....................... 493,942 150,904,220
Teradata Corp.
(a) (b)
...................... 163,572 5,080,546
Tyler Technologies, Inc.
(a)
................. 116,367 40,437,533
UiPath, Inc. , Class A
(a) (b)
.................. 110,404 1,392,194
Unity Software, Inc.
(a) (b)
................... 468,526 14,927,238
VMware, Inc. , Class A .................... 333,419 35,495,787
Workday, Inc. , Class A
(a) (b)
................. 641,641 97,670,593
Zendesk, Inc.
(a)
........................ 399,156 30,375,772
Zoom Video Communications, Inc. , Class A
(a) (b)
... 411,649 30,293,250
Zscaler, Inc.
(a) (b)
........................ 268,086 44,065,296
8,907,354,993
a
Specialty Retail  —  2 .9%
Advance Auto Parts, Inc. .................. 15,514 2,425,459
AutoZone, Inc.
(a) (b)
...................... 57,434 123,019,608
Best Buy Co., Inc. ...................... 211,208 13,377,915
Burlington Stores, Inc.
(a) (b)
................. 203,494 22,768,944
CarMax, Inc.
(a) (b)
........................ 59,980 3,959,880
Carvana Co. , Class A
(a) (b)
.................. 353,208 7,170,122
Five Below, Inc.
(a) (b)
...................... 180,611 24,864,716
Floor & Decor Holdings, Inc. , Class A
(a) (b)
....... 340,557 23,927,535
Home Depot, Inc. (The) .................. 1,944,887 536,672,119
Leslie's, Inc.
(a) (b)
........................ 417,006 6,134,158
Lowe's Companies, Inc. .................. 1,790,855 336,340,477

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................. 83,216 $ 58,529,974
RH
(a) (b)
.............................. 24,027 5,912,324
Ross Stores, Inc.
(b)
...................... 474,576 39,992,519
TJX Companies, Inc. (The) ................ 3,809,970 236,675,336
Tractor Supply Co. ...................... 360,748 67,055,838
Ulta Beauty, Inc.
(a) (b)
..................... 166,615 66,844,272
Victoria's Secret & Co.
(a) (b)
................. 190,594 5,550,097
Williams-Sonoma, Inc. ................... 173,269 20,419,752
1,601,641,045
a
Technology Hardware, Storage & Peripherals  —  12 .7%
Apple, Inc. ........................... 49,624,826 6,858,150,953
Dell Technologies, Inc. , Class C ............. 117,026 3,998,779
HP, Inc. ............................. 1,543,563 38,465,590
NetApp, Inc. .......................... 713,874 44,153,107
Pure Storage, Inc. , Class A
(a) (b)
.............. 928,001 25,399,387
6,970,167,816
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a) (b)
................. 75,008 23,448,251
Lululemon Athletica, Inc.
(a) (b)
................ 362,148 101,242,095
Nike, Inc. , Class B ...................... 3,976,488 330,525,682
Skechers U.S.A., Inc. , Class A
(a) (b)
............ 65,230 2,069,096
Tapestry, Inc. .......................... 96,870 2,754,014
460,039,138
a
Thrifts & Mortgage Finance  —  0 .0%
Rocket Companies, Inc. , Class A
(b)
........... 133,236 842,052
UWM Holdings Corp. , Class A
(b)
............. 158,194 463,508
1,305,560
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .4%
Core & Main, Inc. , Class A
(a)
................ 66,576 $ 1,513,938
Fastenal Co. .......................... 1,866,436 85,930,713
SiteOne Landscape Supply, Inc.
(a) (b)
........... 87,143 9,075,072
United Rentals, Inc.
(a) (b)
................... 103,671 28,003,611
Watsco, Inc. .......................... 58,265 15,000,907
WESCO International, Inc.
(a)
............... 80,319 9,588,482
WW Grainger, Inc.
(b)
..................... 147,188 72,002,898
221,115,621
a
Total Long-Term Investments — 99.9%
(Cost: $ 48,796,689,937 ) ............................ 55,011,655,602
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.18%
(c) (d) (e)
.................... 1,079,771,301 1,080,095,232
BlackRock Cash Funds: Treasury, SL Agency
Shares , 2.81%
(c) (d)
..................... 198,971,860 198,971,860
a
Total Short-Term Securities — 2.3%
(Cost: $ 1,278,443,577 ) ............................. 1,279,067,092
Total Investments — 102.2%
(Cost: $ 50,075,133,514 ) ............................ 56,290,722,694
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............. (1,190,550,610)
Net Assets — 100.0% ............................... $ 55,100,172,084
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,167,477,245 $ — $ (87,961,816)
(a)
$ 81,248 $ 498,555 $ 1,080,095,232 1,079,771,301 $ 3,276,670
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 91,770,000 107,201,860
(a)
— — — 198,971,860 198,971,860 363,929 —
$ 81,248 $ 498,555
$ 1,279,067,092
$ 3,640,599 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 Growth ETF
26
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index .............................................................. 300 12/16/22 $ 66,213 $ (6,812,679)
S&P 500 E-Mini Index .................................................................. 196 12/16/22 35,295 (3,412,546)
$ (10,225,225)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 10,225,225 $ — $ — $ — $ 10,225,225
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (15,343,735) $ — $ — $ — $ (15,343,735)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (18,290,378) $ — $ — $ — $ (18,290,378)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 101,869,268
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
27
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 55,011,655,602  $ —  $ —  $ 55,011,655,602
Short-Term Securities
Money Market Funds ...................................... 1,279,067,092  —  —  1,279,067,092
$ 56,290,722,694  $ —  $ —  $ 56,290,722,694
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (10,225,225) $ —  $ —  $ (10,225,225)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
28
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .3%
Axon Enterprise, Inc.
(a) (b)
.................. 43,475 $ 5,032,231
Boeing Co. (The)
(a)
...................... 1,076,838 130,383,545
BWX Technologies, Inc. .................. 158,579 7,987,624
Curtiss-Wright Corp. ..................... 107,580 14,970,833
General Dynamics Corp. .................. 693,701 147,182,541
HEICO Corp.
(b)
........................ 4,774 687,361
HEICO Corp. , Class A .................... 12,615 1,445,931
Hexcel Corp.
(b)
......................... 231,498 11,973,077
Howmet Aerospace, Inc. .................. 976,940 30,216,754
Huntington Ingalls Industries, Inc. ............ 86,733 19,211,359
L3Harris Technologies, Inc. ................ 548,617 114,019,071
Mercury Systems, Inc.
(a) (b)
................. 155,853 6,327,632
Northrop Grumman Corp.
(b)
................ 368,653 173,384,879
Raytheon Technologies Corp. .............. 4,241,187 347,183,568
Spirit AeroSystems Holdings, Inc. , Class A
(b)
..... 54 1,184
Textron, Inc.
(b)
......................... 604,285 35,205,644
TransDigm Group, Inc. ................... 89,692 47,072,155
Woodward, Inc. ........................ 165,668 13,296,514
1,105,581,903
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. .............. 254,431 24,504,250
Expeditors International of Washington, Inc. ..... 321,338 28,377,359
FedEx Corp. .......................... 684,554 101,635,732
GXO Logistics, Inc.
(a) (b)
................... 279,382 9,795,133
United Parcel Service, Inc. , Class B .......... 229,022 36,996,214
201,308,688
a
Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
................... 344,021 13,468,422
American Airlines Group, Inc.
(a) (b)
............ 1,876,882 22,597,659
Copa Holdings SA , Class A , NVS
(a) (b)
.......... 79,936 5,356,512
JetBlue Airways Corp.
(a)
.................. 863,654 5,726,026
Southwest Airlines Co.
(a)
.................. 1,685,943 51,994,482
United Airlines Holdings, Inc.
(a)
.............. 942,757 30,667,885
129,810,986
a
Auto Components  —  0 .2%
Aptiv PLC
(a) (b)
.......................... 576,607 45,096,433
BorgWarner, Inc.
(b)
...................... 667,478 20,958,809
Gentex Corp. ......................... 658,157 15,690,463
Lear Corp. ........................... 167,414 20,037,782
QuantumScape Corp.
(a) (b)
................. 742,803 6,246,973
108,030,460
a
Automobiles  —  0 .7%
Ford Motor Co. ........................ 11,239,029 125,877,125
General Motors Co. ..................... 4,147,052 133,078,899
Harley-Davidson, Inc. .................... 383,107 13,362,772
Lucid Group, Inc.
(a) (b)
..................... 92,336 1,289,934
Rivian Automotive, Inc. , Class A
(a) (b)
........... 1,485,872 48,900,047
Thor Industries, Inc. ..................... 157,440 11,017,651
333,526,428
a
Banks  —  7 .3%
Bank of America Corp. ................... 20,031,786 604,959,937
Bank of Hawaii Corp. .................... 112,645 8,574,537
Bank OZK ........................... 316,338 12,514,331
BOK Financial Corp. ..................... 78,897 7,010,787
Citigroup, Inc. ......................... 5,520,863 230,054,361
Citizens Financial Group, Inc. .............. 1,390,916 47,791,874
Comerica, Inc. ......................... 372,127 26,458,230
Commerce Bancshares, Inc. ............... 313,730 20,756,377
Cullen/Frost Bankers, Inc. ................. 166,162 21,969,940
Security Shares Value
a
Banks (continued)
East West Bancorp, Inc. .................. 402,819 $ 27,045,268
Fifth Third Bancorp ..................... 1,941,106 62,037,748
First Citizens BancShares, Inc. , Class A
(b)
...... 26,725 21,311,317
First Hawaiian, Inc. ..................... 352,140 8,673,208
First Horizon Corp. ...................... 1,507,561 34,523,147
First Republic Bank
(b)
.................... 520,089 67,897,619
FNB Corp. ........................... 994,088 11,531,421
Huntington Bancshares, Inc. ............... 4,089,088 53,894,180
JPMorgan Chase & Co. .................. 8,319,195 869,355,878
KeyCorp ............................. 2,646,792 42,401,608
M&T Bank Corp. ....................... 497,897 87,789,199
PacWest Bancorp ...................... 350,945 7,931,357
Pinnacle Financial Partners, Inc. ............. 213,504 17,315,174
PNC Financial Services Group, Inc. (The) ...... 1,177,288 175,910,373
Popular, Inc. .......................... 205,614 14,816,545
Prosperity Bancshares, Inc. ................ 244,637 16,312,395
Regions Financial Corp. .................. 2,655,772 53,301,344
Signature Bank ........................ 170,411 25,732,061
SVB Financial Group
(a) (b)
.................. 61,935 20,796,534
Synovus Financial Corp. .................. 410,131 15,384,014
Truist Financial Corp. .................... 3,791,072 165,063,275
U.S. Bancorp ......................... 3,826,925 154,301,616
Umpqua Holdings Corp. .................. 593,771 10,147,546
Webster Financial Corp. .................. 500,593 22,626,804
Wells Fargo & Co. ...................... 10,816,756 435,049,926
Western Alliance Bancorp ................. 116,838 7,680,930
Wintrust Financial Corp. .................. 170,684 13,919,280
Zions Bancorp NA ...................... 424,276 21,578,677
3,444,418,818
a
Beverages  —  1 .0%
Brown-Forman Corp. , Class A
(b)
............. 46,286 3,127,082
Brown-Forman Corp. , Class B , NVS .......... 215,442 14,341,974
Coca-Cola Co. (The) .................... 2,784,073 155,963,770
Constellation Brands, Inc. , Class A ........... 431,678 99,147,803
Keurig Dr Pepper, Inc. ................... 2,444,044 87,545,656
Molson Coors Beverage Co. , Class B ......... 507,796 24,369,130
Monster Beverage Corp.
(a)
................. 73,669 6,406,256
PepsiCo, Inc. ......................... 611,163 99,778,471
490,680,142
a
Biotechnology  —  1 .7%
Amgen, Inc. .......................... 243,673 54,923,894
Biogen, Inc.
(a)
......................... 415,409 110,914,203
BioMarin Pharmaceutical, Inc.
(a) (b)
............ 525,800 44,572,066
Exact Sciences Corp.
(a) (b)
.................. 420,382 13,658,211
Exelixis, Inc.
(a)
......................... 91,254 1,430,863
Gilead Sciences, Inc. .................... 3,580,235 220,864,697
Horizon Therapeutics PLC
(a)
............... 36,912 2,284,484
Incyte Corp.
(a) (b)
........................ 63,135 4,207,316
Ionis Pharmaceuticals, Inc.
(a) (b)
.............. 40,897 1,808,874
Mirati Therapeutics, Inc.
(a) (b)
................ 128,839 8,998,116
Moderna, Inc.
(a) (b)
....................... 905,754 107,105,411
Natera, Inc.
(a)
......................... 26,939 1,180,467
Regeneron Pharmaceuticals, Inc.
(a) (b)
.......... 252,447 173,903,165
Ultragenyx Pharmaceutical, Inc.
(a) (b)
........... 31,020 1,284,538
United Therapeutics Corp.
(a)
................ 127,064 26,604,660
Vertex Pharmaceuticals, Inc.
(a)
.............. 39,228 11,358,075
785,099,040
a
Building Products  —  0 .8%
A O Smith Corp. ....................... 267,272 12,984,074
Allegion PLC .......................... 51,953 4,659,145
Armstrong World Industries, Inc. ............. 49,746 3,941,375
AZEK Co., Inc. (The) , Class A
(a) (b)
............ 293,737 4,881,909

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Building Products (continued)
Builders FirstSource, Inc.
(a)
................ 439,125 $ 25,873,245
Carlisle Companies, Inc. .................. 22,337 6,263,518
Carrier Global Corp. ..................... 2,415,841 85,907,306
Fortune Brands Home & Security, Inc. ......... 234,974 12,615,754
Hayward Holdings, Inc.
(a) (b)
................. 146,518 1,299,615
Johnson Controls International PLC .......... 1,982,950 97,600,799
Lennox International, Inc. ................. 89,934 20,025,604
Masco Corp. .......................... 608,747 28,422,397
Owens Corning ........................ 280,915 22,082,728
Trane Technologies PLC .................. 281,822 40,810,644
367,368,113
a
Capital Markets  —  4 .8%
Affiliated Managers Group, Inc.
(b)
............ 105,143 11,760,245
Ameriprise Financial, Inc. ................. 111,402 28,067,734
Bank of New York Mellon Corp. (The) ......... 2,093,620 80,646,242
BlackRock, Inc.
(c)
....................... 427,955 235,495,077
Carlyle Group, Inc. (The) .................. 606,050 15,660,332
Cboe Global Markets, Inc. ................. 301,619 35,401,022
Charles Schwab Corp. (The) ............... 1,929,106 138,644,848
CME Group, Inc. , Class A ................. 1,022,767 181,162,719
Coinbase Global, Inc. , Class A
(a) (b)
............ 452,520 29,183,015
Evercore, Inc. , Class A ................... 103,615 8,522,334
Franklin Resources, Inc. .................. 806,027 17,345,701
Goldman Sachs Group, Inc. (The) ........... 948,727 278,024,447
Interactive Brokers Group, Inc. , Class A
(b)
....... 264,393 16,897,357
Intercontinental Exchange, Inc. ............. 1,573,612 142,175,844
Invesco Ltd. .......................... 1,063,509 14,570,073
Janus Henderson Group PLC .............. 370,452 7,523,880
Jefferies Financial Group, Inc. .............. 579,329 17,090,206
KKR & Co., Inc. ........................ 1,628,981 70,046,183
Lazard Ltd. , Class A ..................... 256,223 8,155,578
Moody's Corp.
(b)
........................ 27,757 6,748,004
Morgan Stanley ........................ 3,571,754 282,204,284
Morningstar, Inc.
(b)
...................... 5,912 1,255,236
MSCI, Inc. , Class A
(b)
.................... 56,577 23,863,613
Nasdaq, Inc.
(b)
......................... 979,332 55,508,538
Northern Trust Corp. ..................... 585,570 50,101,369
Raymond James Financial, Inc. ............. 510,158 50,413,814
Robinhood Markets, Inc. , Class A
(a) (b)
.......... 1,630,123 16,464,242
S&P Global, Inc. ....................... 950,479 290,228,763
SEI Investments Co. ..................... 289,777 14,213,562
State Street Corp. ...................... 1,045,119 63,553,686
Stifel Financial Corp. .................... 292,722 15,195,199
T Rowe Price Group, Inc. ................. 637,227 66,915,207
Tradeweb Markets, Inc. , Class A ............. 112,993 6,375,065
Virtu Financial, Inc. , Class A ................ 260,082 5,401,903
2,284,815,322
a
Chemicals  —  2 .5%
Air Products and Chemicals, Inc. ............ 631,399 146,945,489
Albemarle Corp.
(b)
...................... 161,709 42,762,328
Ashland, Inc. .......................... 143,183 13,598,089
Axalta Coating Systems Ltd.
(a) (b)
............. 468,617 9,869,074
Celanese Corp. ........................ 313,287 28,302,348
Chemours Co. (The) ..................... 174,569 4,303,126
Corteva, Inc. .......................... 2,065,030 118,016,464
Dow, Inc. ............................ 2,053,766 90,221,940
DuPont de Nemours, Inc. ................. 1,431,775 72,161,460
Eastman Chemical Co. ................... 350,921 24,932,937
Ecolab, Inc.
(b)
......................... 82,566 11,924,182
Element Solutions, Inc. ................... 640,265 10,417,112
FMC Corp. ........................... 236,136 24,959,575
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
..... 1,864,229 5,816,394
Huntsman Corp. ....................... 541,372 13,285,269
Security Shares Value
a
Chemicals (continued)
International Flavors & Fragrances, Inc. ........ 726,015 $ 65,943,942
Linde PLC ........................... 1,132,018 305,180,733
LyondellBasell Industries NV , Class A ......... 732,133 55,114,972
Mosaic Co. (The) ....................... 867,205 41,912,018
NewMarket Corp. ....................... 16,808 5,056,351
Olin Corp. ............................ 383,317 16,436,633
PPG Industries, Inc. ..................... 314,869 34,852,850
RPM International, Inc. ................... 344,726 28,719,123
Scotts Miracle-Gro Co. (The) , Class A ......... 75,588 3,231,387
Westlake Corp. ........................ 93,851 8,153,775
1,182,117,571
a
Commercial Services & Supplies  —  0 .3%
Cintas Corp. .......................... 15,462 6,002,194
Clean Harbors, Inc.
(a) (b)
................... 145,091 15,957,108
Driven Brands Holdings, Inc.
(a) (b)
............. 158,766 4,442,273
IAA, Inc.
(a) (b)
........................... 50,301 1,602,087
MSA Safety, Inc. ....................... 64,583 7,057,630
Republic Services, Inc. ................... 550,061 74,830,298
Rollins, Inc. ........................... 58,867 2,041,508
Stericycle, Inc.
(a) (b)
...................... 268,422 11,303,250
Tetra Tech, Inc.
(b)
....................... 93,132 11,970,256
Waste Management, Inc. .................. 71,986 11,532,877
146,739,481
a
Communications Equipment  —  1 .4%
Ciena Corp.
(a) (b)
........................ 420,036 16,982,055
Cisco Systems, Inc. ..................... 11,858,586 474,343,440
F5, Inc.
(a)
............................ 168,748 24,422,898
Juniper Networks, Inc. ................... 928,804 24,260,361
Lumentum Holdings, Inc.
(a) (b)
............... 202,996 13,919,436
Motorola Solutions, Inc. .................. 469,205 105,087,844
Ubiquiti, Inc.
(b)
......................... 12,076 3,545,031
Viasat, Inc.
(a) (b)
......................... 216,315 6,539,202
669,100,267
a
Construction & Engineering  —  0 .2%
AECOM ............................. 353,646 24,178,777
MasTec, Inc.
(a)
......................... 167,119 10,612,057
MDU Resources Group, Inc. ............... 565,744 15,473,099
Quanta Services, Inc.
(b)
................... 184,052 23,446,384
Valmont Industries, Inc. ................... 51,523 13,840,108
WillScot Mobile Mini Holdings Corp. , Class A
(a)
... 276,370 11,146,002
98,696,427
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ..................... 14,439 1,547,572
Martin Marietta Materials, Inc.
(b)
............. 161,604 52,051,033
Vulcan Materials Co. .................... 193,154 30,462,317
84,060,922
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ...................... 883,777 24,595,514
American Express Co. ................... 1,608,903 217,057,104
Capital One Financial Corp. ................ 1,085,236 100,026,202
Credit Acceptance Corp.
(a) (b)
................ 16,682 7,306,716
Discover Financial Services ................ 780,697 70,980,971
OneMain Holdings, Inc. ................... 319,945 9,444,776
SLM Corp. ........................... 716,991 10,030,704
SoFi Technologies, Inc.
(a) (b)
................ 2,347,584 11,456,210
Synchrony Financial ..................... 1,376,507 38,803,732
Upstart Holdings, Inc.
(a) (b)
.................. 148,459 3,086,463
492,788,392
a

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
30
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Containers & Packaging  —  0 .5%
Amcor PLC ........................... 4,273,192 $ 45,851,350
AptarGroup, Inc. ....................... 183,635 17,450,834
Ardagh Group SA , Class A ................ 42,326 363,157
Ardagh Metal Packaging SA
(b)
.............. 216,122 1,046,030
Avery Dennison Corp. .................... 89,256 14,521,951
Ball Corp. ............................ 529,132 25,567,658
Berry Global Group, Inc.
(a)
................. 182,369 8,485,630
Crown Holdings, Inc. .................... 34,754 2,816,117
Graphic Packaging Holding Co. ............. 199,662 3,941,328
International Paper Co. ................... 1,032,011 32,714,749
Packaging Corp. ....................... 263,264 29,561,914
Silgan Holdings, Inc.
(b)
................... 239,218 10,056,725
Sonoco Products Co. .................... 273,878 15,537,099
Westrock Co. ......................... 733,993 22,673,044
230,587,586
a
Distributors  —  0 .2%
Genuine Parts Co. ...................... 363,549 54,285,137
LKQ Corp. ........................... 736,055 34,704,993
88,990,130
a
Diversified Consumer Services  —  0 .1%
ADT, Inc.
(b)
........................... 595,297 4,458,775
Bright Horizons Family Solutions, Inc.
(a)
........ 112,959 6,512,086
Grand Canyon Education, Inc.
(a)
............. 84,353 6,938,034
H&R Block, Inc. ........................ 75,799 3,224,489
Mister Car Wash, Inc.
(a) (b)
.................. 324 2,780
Service Corp. International
(b)
............... 447,848 25,858,744
Terminix Global Holdings, Inc.
(a)
............. 337,809 12,934,707
59,929,615
a
Diversified Financial Services  —  3 .0%
Apollo Global Management, Inc. ............. 320,461 14,901,437
Berkshire Hathaway, Inc. , Class B
(a)
.......... 5,145,630 1,373,986,123
Equitable Holdings, Inc. .................. 1,072,583 28,262,562
Voya Financial, Inc. ..................... 274,511 16,607,915
1,433,758,037
a
Diversified Telecommunication Services  —  1 .7%
AT&T, Inc. ............................ 20,420,484 313,250,225
Frontier Communications Parent, Inc.
(a) (b)
....... 717,793 16,817,890
Lumen Technologies, Inc. ................. 2,984,541 21,727,458
Verizon Communications, Inc. .............. 11,987,635 455,170,501
806,966,074
a
Electric Utilities  —  3 .8%
Alliant Energy Corp. ..................... 714,208 37,845,882
American Electric Power Co., Inc. ............ 1,465,980 126,733,971
Avangrid, Inc. ......................... 201,695 8,410,681
Constellation Energy Corp.
(b)
............... 930,574 77,414,451
Duke Energy Corp. ..................... 2,195,883 204,261,037
Edison International ..................... 1,071,224 60,609,854
Entergy Corp. ......................... 578,448 58,209,222
Evergy, Inc. ........................... 633,172 37,610,417
Eversource Energy ..................... 982,048 76,560,462
Exelon Corp. .......................... 2,832,528 106,106,499
FirstEnergy Corp. ...................... 1,547,397 57,253,689
Hawaiian Electric Industries, Inc. ............ 309,900 10,741,134
IDACORP, Inc. ........................ 143,371 14,195,163
NextEra Energy, Inc. .................... 5,599,601 439,064,714
NRG Energy, Inc. ....................... 671,747 25,707,758
OGE Energy Corp. ...................... 568,878 20,741,292
PG&E Corp.
(a) (b)
........................ 4,420,068 55,250,850
Pinnacle West Capital Corp. ............... 321,602 20,746,545
PPL Corp. ........................... 2,099,899 53,232,439
Southern Co. (The) ..................... 3,026,700 205,815,600
Security Shares Value
a
Electric Utilities (continued)
Xcel Energy, Inc. ....................... 1,554,184 $ 99,467,776
1,795,979,436
a
Electrical Equipment  —  1 .0%
Acuity Brands, Inc.
(b)
..................... 92,402 14,550,543
AMETEK, Inc. ......................... 656,481 74,451,510
Eaton Corp. PLC ....................... 1,138,255 151,797,687
Emerson Electric Co. .................... 1,146,652 83,957,859
Hubbell, Inc. .......................... 152,551 34,018,873
nVent Electric PLC ...................... 462,416 14,616,970
Plug Power, Inc.
(a) (b)
..................... 761,308 15,995,081
Regal Rexnord Corp. .................... 190,898 26,794,443
Rockwell Automation, Inc. ................. 109,823 23,624,026
Sensata Technologies Holding PLC .......... 434,389 16,194,022
Sunrun, Inc.
(a) (b)
........................ 598,467 16,511,705
Vertiv Holdings Co. , Class A
(b)
.............. 767,409 7,459,215
479,971,934
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................. 417,578 27,961,023
Arrow Electronics, Inc.
(a) (b)
................. 172,679 15,919,277
Avnet, Inc. ........................... 263,970 9,534,596
Cognex Corp.
(b)
........................ 21,834 905,019
Coherent Corp.
(a)
....................... 316,728 11,037,971
Corning, Inc. .......................... 2,023,734 58,728,760
IPG Photonics Corp.
(a)
................... 92,945 7,839,911
Jabil, Inc.
(b)
........................... 62,517 3,607,856
Keysight Technologies, Inc.
(a)
............... 35,167 5,533,879
Littelfuse, Inc. ......................... 71,165 14,139,774
National Instruments Corp. ................ 324,108 12,231,836
TD SYNNEX Corp. ...................... 117,346 9,527,322
Teledyne Technologies, Inc.
(a) (b)
............. 131,915 44,517,355
Trimble, Inc.
(a) (b)
........................ 719,837 39,065,554
Vontier Corp. .......................... 147,897 2,471,359
Zebra Technologies Corp. , Class A
(a) (b)
......... 86,075 22,552,511
285,574,003
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A ................ 2,720,913 57,030,337
Halliburton Co. ........................ 1,399,662 34,459,678
NOV, Inc. ............................ 1,121,347 18,143,395
Schlumberger NV ...................... 4,028,117 144,609,400
254,242,810
a
Entertainment  —  2 .1%
Activision Blizzard, Inc. ................... 2,214,868 164,653,287
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
... 1,527,011 10,643,267
Electronic Arts, Inc. ..................... 739,745 85,595,894
Liberty Media Corp.-Liberty Formula One , Class A
(a) (b)
44,254 2,324,220
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a) (b)
........................... 507,401 29,682,959
Live Nation Entertainment, Inc.
(a)
............ 224,987 17,108,011
Madison Square Garden Sports Corp. , Class A
(a)
.. 29,806 4,073,288
Netflix, Inc.
(a)
.......................... 685,443 161,380,700
Playtika Holding Corp.
(a) (b)
................. 135 1,268
Roku, Inc. , Class A
(a) (b)
................... 252,091 14,217,932
Take-Two Interactive Software, Inc.
(a)
.......... 81,828 8,919,252
Walt Disney Co. (The)
(a) (b)
................. 4,848,577 457,366,268
Warner Bros Discovery, Inc. , Series A
(a) (b)
....... 1,788,162 20,563,863
976,530,209
a
Equity Real Estate Investment Trusts (REITs)  —  4 .6%
Alexandria Real Estate Equities, Inc. .......... 461,588 64,710,022
American Homes 4 Rent , Class A
(b)
........... 863,831 28,342,295
American Tower Corp. ................... 308,136 66,156,799
Americold Realty Trust, Inc.
(b)
............... 765,705 18,836,343

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Apartment Income REIT Corp. .............. 393,944 $ 15,214,117
AvalonBay Communities, Inc.
(b)
............. 397,095 73,140,928
Boston Properties, Inc. ................... 446,319 33,460,535
Brixmor Property Group, Inc. ............... 874,088 16,144,405
Camden Property Trust ................... 268,519 32,074,595
Cousins Properties, Inc. .................. 441,655 10,312,644
CubeSmart ........................... 648,320 25,971,699
Digital Realty Trust, Inc. .................. 809,423 80,278,573
Douglas Emmett, Inc. .................... 480,991 8,624,169
Duke Realty Corp. ...................... 1,089,391 52,508,646
EastGroup Properties, Inc. ................ 120,255 17,357,607
EPR Properties ........................ 203,183 7,286,142
Equinix, Inc.
(b)
......................... 63,721 36,247,054
Equity LifeStyle Properties, Inc. ............. 195,736 12,300,050
Equity Residential ...................... 1,052,532 70,751,201
Essex Property Trust, Inc. ................. 185,088 44,833,866
Extra Space Storage, Inc. ................. 332,617 57,446,282
Federal Realty Investment Trust
(b)
............ 230,037 20,730,934
First Industrial Realty Trust, Inc. ............. 375,096 16,808,052
Gaming and Leisure Properties, Inc. .......... 688,935 30,478,484
Healthcare Realty Trust, Inc. , Class A ......... 1,101,377 22,963,710
Healthpeak Properties, Inc. ................ 1,555,762 35,658,065
Highwoods Properties, Inc. ................ 295,665 7,971,128
Host Hotels & Resorts, Inc. ................ 2,044,920 32,473,330
Hudson Pacific Properties, Inc. .............. 365,289 3,999,915
Invitation Homes, Inc. .................... 1,738,046 58,693,813
Iron Mountain, Inc. ...................... 215,961 9,495,805
JBG SMITH Properties ................... 288,107 5,353,028
Kilroy Realty Corp. ...................... 341,398 14,376,270
Kimco Realty Corp. ..................... 1,745,490 32,134,471
Lamar Advertising Co. , Class A ............. 25,377 2,093,349
Life Storage, Inc. ....................... 239,529 26,530,232
Medical Properties Trust, Inc. ............... 1,691,137 20,056,885
Mid-America Apartment Communities, Inc. ...... 327,054 50,716,264
National Retail Properties, Inc. .............. 499,795 19,921,829
National Storage Affiliates Trust ............. 252,443 10,496,580
Omega Healthcare Investors, Inc. ............ 655,629 19,334,499
Park Hotels & Resorts, Inc. ................ 614,570 6,920,058
Prologis, Inc. .......................... 2,106,389 214,009,122
Public Storage ......................... 91,741 26,862,682
Rayonier, Inc. ......................... 430,133 12,891,086
Realty Income Corp. ..................... 1,763,873 102,657,409
Regency Centers Corp. .................. 496,935 26,759,950
Rexford Industrial Realty, Inc. .............. 482,310 25,080,120
SBA Communications Corp. , Class A .......... 233,973 66,600,415
Simon Property Group, Inc. ................ 483,618 43,404,716
SL Green Realty Corp. ................... 190,381 7,645,701
Spirit Realty Capital, Inc. .................. 393,824 14,240,676
STORE Capital Corp. .................... 723,764 22,675,526
Sun Communities, Inc. ................... 345,415 46,745,012
UDR, Inc. ............................ 916,669 38,234,264
Ventas, Inc. .......................... 1,137,100 45,677,307
VICI Properties, Inc. ..................... 2,741,123 81,822,522
Vornado Realty Trust .................... 502,472 11,637,252
Welltower, Inc. ......................... 1,322,995 85,095,038
Weyerhaeuser Co. ...................... 2,120,618 60,564,850
WP Carey, Inc. ........................ 546,010 38,111,498
2,189,919,819
a
Food & Staples Retailing  —  1 .6%
Albertsons Companies, Inc. , Class A
(b)
......... 482,296 11,989,878
BJ's Wholesale Club Holdings, Inc.
(a)
.......... 140,848 10,255,143
Casey's General Stores, Inc.
(b)
.............. 105,588 21,383,682
Grocery Outlet Holding Corp.
(a) (b)
............. 221,738 7,381,658
Kroger Co. (The) ....................... 1,868,601 81,751,294
Security Shares Value
a
Food & Staples Retailing (continued)
Performance Food Group Co.
(a)
............. 309,584 $ 13,296,633
U.S. Foods Holding Corp.
(a) (b)
............... 561,360 14,842,358
Walgreens Boots Alliance, Inc. .............. 2,059,234 64,659,948
Walmart, Inc. .......................... 4,111,599 533,274,390
758,834,984
a
Food Products  —  2 .0%
Archer-Daniels-Midland Co. ................ 1,596,611 128,447,355
Bunge Ltd. ........................... 399,184 32,960,623
Campbell Soup Co. ..................... 544,781 25,670,081
Conagra Brands, Inc. .................... 1,341,216 43,763,878
Darling Ingredients, Inc.
(a) (b)
................ 424,365 28,071,745
Flowers Foods, Inc. ..................... 533,934 13,182,830
Freshpet, Inc.
(a) (b)
....................... 44,554 2,231,710
General Mills, Inc. ...................... 1,698,595 130,129,363
Hershey Co. (The) ...................... 53,057 11,697,477
Hormel Foods Corp. ..................... 816,835 37,116,982
Ingredion, Inc. ......................... 182,636 14,705,851
JM Smucker Co. (The) ................... 291,401 40,041,411
Kellogg Co. ........................... 325,089 22,645,700
Kraft Heinz Co. (The) .................... 1,991,730 66,424,195
McCormick & Co., Inc. , NVS ............... 720,700 51,364,289
Mondelez International, Inc. , Class A .......... 3,940,634 216,064,962
Pilgrim's Pride Corp.
(a)
................... 80,218 1,846,618
Post Holdings, Inc.
(a) (b)
.................... 150,330 12,313,530
Seaboard Corp.
(b)
....................... 574 1,953,127
Tyson Foods, Inc. , Class A ................ 811,721 53,516,766
934,148,493
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ..................... 393,164 40,043,753
National Fuel Gas Co. ................... 229,443 14,122,217
UGI Corp. ............................ 595,819 19,262,828
73,428,798
a
Health Care Equipment & Supplies  —  3 .3%
Abbott Laboratories ..................... 4,245,145 410,760,230
Align Technology, Inc.
(a) (b)
.................. 57,947 12,001,403
Baxter International, Inc. .................. 1,210,613 65,203,616
Becton Dickinson and Co.
(b)
................ 809,767 180,440,381
Boston Scientific Corp.
(a)
.................. 4,069,334 157,605,306
Cooper Companies, Inc. (The) .............. 140,097 36,971,598
Dentsply Sirona, Inc. .................... 598,252 16,960,444
Enovis Corp.
(a)
......................... 134,282 6,186,372
Envista Holdings Corp.
(a)
.................. 477,932 15,680,949
Globus Medical, Inc. , Class A
(a)
............. 198,768 11,840,610
Hologic, Inc.
(a)
......................... 708,404 45,706,226
ICU Medical, Inc.
(a)
...................... 49,774 7,495,964
Integra LifeSciences Holdings Corp.
(a)
......... 217,126 9,197,457
Intuitive Surgical, Inc.
(a) (b)
.................. 82,992 15,556,021
Masimo Corp.
(a)
........................ 29,650 4,185,394
Medtronic PLC ........................ 3,812,109 307,827,802
QuidelOrtho Corp.
(a) (b)
.................... 146,964 10,504,987
STERIS PLC
(b)
........................ 282,545 46,981,583
Stryker Corp. ......................... 465,936 94,370,678
Tandem Diabetes Care, Inc.
(a)
.............. 19,045 911,303
Teleflex, Inc. .......................... 135,868 27,371,967
Zimmer Biomet Holdings, Inc. .............. 597,606 62,479,707
1,546,239,998
a
Health Care Providers & Services  —  3 .4%
Acadia Healthcare Co., Inc.
(a) (b)
.............. 253,626 19,828,481
agilon health, Inc.
(a) (b)
.................... 189 4,426
Amedisys, Inc.
(a) (b)
...................... 95,445 9,238,121
Cardinal Health, Inc. ..................... 776,325 51,765,351

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
32
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Health Care Providers & Services (continued)
Centene Corp.
(a) (b)
...................... 1,620,356 $ 126,079,900
Chemed Corp. ......................... 26,795 11,697,625
Cigna Corp. .......................... 717,952 199,210,141
CVS Health Corp. ...................... 3,738,661 356,556,100
Elevance Health, Inc.
(b)
................... 478,516 217,361,108
Encompass Health Corp. ................. 278,860 12,612,838
Enhabit, Inc.
(a)
......................... 105,640 1,483,186
HCA Healthcare, Inc. .................... 586,551 107,802,208
Henry Schein, Inc.
(a) (b)
.................... 381,177 25,070,011
Humana, Inc. ......................... 105,978 51,419,466
Laboratory Corp. of America Holdings ......... 256,728 52,580,462
McKesson Corp. ....................... 332,609 113,043,821
Molina Healthcare, Inc.
(a)
.................. 35,463 11,697,116
Oak Street Health, Inc.
(a) (b)
................. 350,126 8,585,089
Premier, Inc. , Class A .................... 322,577 10,948,263
Quest Diagnostics, Inc. ................... 333,282 40,890,369
Signify Health, Inc. , Class A
(a)
............... 174,825 5,096,149
Tenet Healthcare Corp.
(a) (b)
................. 311,436 16,063,869
UnitedHealth Group, Inc. .................. 240,090 121,255,054
Universal Health Services, Inc. , Class B ....... 177,770 15,675,759
1,585,964,913
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
........................ 82,884 1,100,700
Change Healthcare, Inc.
(a) (b)
................ 684,499 18,816,878
Definitive Healthcare Corp. , Class A
(a) (b)
........ 189 2,937
Doximity, Inc. , Class A
(a) (b)
................. 166,405 5,028,759
Teladoc Health, Inc.
(a) (b)
................... 399,804 10,135,031
35,084,305
a
Hotels, Restaurants & Leisure  —  1 .9%
Aramark
(b)
............................ 674,194 21,034,853
Boyd Gaming Corp. ..................... 218,712 10,421,627
Caesars Entertainment, Inc.
(a) (b)
............. 183,540 5,921,000
Carnival Corp.
(a) (b)
....................... 2,773,834 19,500,053
Darden Restaurants, Inc. ................. 91,795 11,595,544
Domino's Pizza, Inc. ..................... 27,509 8,533,292
Hilton Worldwide Holdings, Inc. ............. 212,567 25,639,832
Hyatt Hotels Corp. , Class A
(a) (b)
.............. 138,482 11,211,503
Las Vegas Sands Corp.
(a) (b)
................ 604,132 22,667,033
Marriott Vacations Worldwide Corp. ........... 109,921 13,394,973
McDonald's Corp.
(b)
..................... 1,595,579 368,163,898
MGM Resorts International
(b)
............... 941,538 27,982,509
Norwegian Cruise Line Holdings Ltd.
(a) (b)
....... 1,103,252 12,532,943
Penn Entertainment, Inc.
(a) (b)
............... 452,689 12,453,474
Planet Fitness, Inc. , Class A
(a) (b)
............. 69,870 4,028,704
Royal Caribbean Cruises Ltd.
(a)
............. 627,563 23,784,638
Six Flags Entertainment Corp.
(a)
............. 106,012 1,876,412
Starbucks Corp. ........................ 2,093,128 176,366,965
Travel + Leisure Co. ..................... 76,047 2,594,724
Vail Resorts, Inc. ....................... 6,175 1,331,577
Wyndham Hotels & Resorts, Inc. ............ 71,188 4,367,384
Wynn Resorts Ltd.
(a) (b)
.................... 255,751 16,119,986
Yum! Brands, Inc. ...................... 722,015 76,779,075
878,301,999
a
Household Durables  —  0 .5%
DR Horton, Inc.
(b)
....................... 430,461 28,991,548
Garmin Ltd. ........................... 439,127 35,266,290
Leggett & Platt, Inc. ..................... 390,478 12,971,679
Lennar Corp. , Class A .................... 717,550 53,493,353
Lennar Corp. , Class B ................... 37,212 2,214,486
Mohawk Industries, Inc.
(a) (b)
................ 154,917 14,126,881
Newell Brands, Inc. ..................... 1,105,965 15,361,854
NVR, Inc.
(a)
........................... 2,282 9,098,517
Security Shares Value
a
Household Durables (continued)
PulteGroup, Inc. ....................... 396,804 $ 14,880,150
Tempur Sealy International, Inc.
(b)
............ 468,980 11,321,177
Toll Brothers, Inc. ....................... 138,765 5,828,130
TopBuild Corp.
(a)
....................... 11,645 1,918,863
Whirlpool Corp. ........................ 152,709 20,586,700
226,059,628
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................. 378,448 27,036,325
Clorox Co. (The) ....................... 60,051 7,709,948
Colgate-Palmolive Co. ................... 908,993 63,856,758
Kimberly-Clark Corp. .................... 390,438 43,939,893
Procter & Gamble Co. (The) ............... 3,912,761 493,986,076
Reynolds Consumer Products, Inc. ........... 168,316 4,377,899
Spectrum Brands Holdings, Inc. ............. 120,114 4,688,050
645,594,949
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ....................... 1,558,219 35,215,749
Brookfield Renewable Corp. , Class A ......... 363,303 11,872,742
Vistra Corp. .......................... 514,112 10,796,352
57,884,843
a
Industrial Conglomerates  —  1 .2%
3M Co. .............................. 1,618,573 178,852,317
General Electric Co. ..................... 2,948,352 182,532,472
Honeywell International, Inc. ............... 1,357,044 226,585,637
587,970,426
a
Insurance  —  3 .5%
Aflac, Inc. ............................ 1,785,656 100,353,867
Alleghany Corp.
(a)
....................... 31,722 26,626,495
Allstate Corp. (The) ..................... 767,218 95,541,658
American Financial Group, Inc. ............. 192,829 23,704,469
American International Group, Inc. ........... 2,168,597 102,964,986
Aon PLC , Class A
(b)
..................... 34,913 9,352,145
Arch Capital Group Ltd.
(a)
................. 682,053 31,060,694
Arthur J Gallagher & Co. .................. 525,292 89,940,496
Assurant, Inc. ......................... 143,061 20,782,471
Assured Guaranty Ltd. ................... 165,595 8,023,078
Axis Capital Holdings Ltd. ................. 213,490 10,493,034
Brighthouse Financial, Inc.
(a) (b)
.............. 200,812 8,719,257
Brown & Brown, Inc. ..................... 622,284 37,635,736
Chubb Ltd.
(b)
.......................... 1,185,258 215,574,725
Cincinnati Financial Corp. ................. 445,448 39,898,777
CNA Financial Corp. ..................... 66,281 2,445,769
Erie Indemnity Co. , Class A , NVS ............ 20,736 4,609,820
Everest Re Group Ltd. ................... 78,450 20,588,418
Fidelity National Financial, Inc. .............. 756,119 27,371,508
First American Financial Corp. .............. 280,400 12,926,440
Globe Life, Inc. ........................ 252,619 25,186,114
Hanover Insurance Group, Inc. (The) ......... 101,443 12,998,906
Hartford Financial Services Group, Inc. (The) .... 922,105 57,115,184
Kemper Corp. ......................... 180,925 7,464,965
Lincoln National Corp. ................... 376,476 16,531,061
Loews Corp. .......................... 569,942 28,405,909
Markel Corp.
(a) (b)
........................ 29,340 31,811,015
Marsh & McLennan Companies, Inc. .......... 152,955 22,834,652
MetLife, Inc. .......................... 1,914,893 116,387,197
Old Republic International Corp. ............. 809,952 16,952,295
Primerica, Inc. ......................... 106,615 13,161,622
Principal Financial Group, Inc. .............. 704,917 50,859,762
Progressive Corp. (The) .................. 216,449 25,153,538
Prudential Financial, Inc. .................. 1,069,398 91,732,960
Reinsurance Group of America, Inc. .......... 190,344 23,947,179

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Insurance (continued)
RenaissanceRe Holdings Ltd. .............. 52,703 $ 7,398,974
Travelers Companies, Inc. (The)
(b)
........... 675,367 103,466,224
Unum Group .......................... 581,201 22,550,599
W R Berkley Corp. ...................... 586,526 37,877,849
White Mountains Insurance Group Ltd.
(b)
....... 7,978 10,395,494
Willis Towers Watson PLC ................. 312,621 62,818,064
1,673,663,406
a
Interactive Media & Services  —  2 .5%
Alphabet, Inc. , Class A
(a)
.................. 2,230,330 213,331,064
Alphabet, Inc. , Class C , NVS
(a)
.............. 2,002,938 192,582,489
IAC, Inc.
(a) (b)
.......................... 229,714 12,721,561
Match Group, Inc.
(a)
..................... 51,125 2,441,219
Meta Platforms, Inc. , Class A
(a)
.............. 5,146,847 698,324,201
Pinterest, Inc. , Class A
(a) (b)
................. 1,317,066 30,687,638
TripAdvisor, Inc.
(a) (b)
..................... 267,259 5,901,079
Twitter, Inc.
(a)
.......................... 145,847 6,393,932
1,162,383,183
a
Internet & Direct Marketing Retail  —  0 .1%
DoorDash, Inc. , Class A
(a) (b)
................ 81,833 4,046,642
eBay, Inc. ............................ 1,358,328 50,000,053
Wayfair, Inc. , Class A
(a) (b)
.................. 90,487 2,945,352
56,992,047
a
IT Services  —  2 .4%
Affirm Holdings, Inc. , Class A
(a) (b)
............. 521,159 9,776,943
Akamai Technologies, Inc.
(a) (b)
............... 446,967 35,900,389
Amdocs Ltd. .......................... 342,723 27,229,342
Automatic Data Processing, Inc. ............. 97,650 22,087,453
Block, Inc. , Class A
(a) (b)
................... 1,509,668 83,016,643
Broadridge Financial Solutions, Inc. .......... 28,928 4,174,889
Cognizant Technology Solutions Corp. , Class A ... 1,483,381 85,205,405
Concentrix Corp. ....................... 122,946 13,724,462
DXC Technology Co.
(a)
................... 653,233 15,991,144
Euronet Worldwide, Inc.
(a)
................. 38,824 2,941,306
Fidelity National Information Services, Inc. ...... 1,739,530 131,456,282
Fiserv, Inc.
(a) (b)
......................... 1,526,109 142,798,019
Genpact Ltd. .......................... 242,752 10,625,255
Global Payments, Inc.
(b)
.................. 786,115 84,939,726
GoDaddy, Inc. , Class A
(a) (b)
................. 384,412 27,247,123
International Business Machines Corp. ........ 852,134 101,242,041
Kyndryl Holdings, Inc.
(a) (b)
................. 563,660 4,661,468
Okta, Inc. , Class A
(a)
..................... 366,328 20,833,073
PayPal Holdings, Inc.
(a)
................... 2,284,930 196,663,925
Snowflake, Inc. , Class A
(a) (b)
................ 55,332 9,404,227
SS&C Technologies Holdings, Inc. ........... 635,688 30,354,102
Switch, Inc. , Class A ..................... 154,332 5,199,445
Twilio, Inc. , Class A
(a) (b)
................... 310,605 21,475,230
VeriSign, Inc.
(a)
........................ 239,402 41,584,127
Western Union Co. (The) ................. 727,865 9,826,178
WEX, Inc.
(a) (b)
.......................... 31,951 4,055,860
Wix.com Ltd.
(a) (b)
....................... 26,820 2,098,129
1,144,512,186
a
Leisure Products  —  0 .1%
Brunswick Corp. ....................... 175,409 11,480,519
Hasbro, Inc. .......................... 380,681 25,665,513
Mattel, Inc.
(a)
.......................... 540,950 10,245,593
Peloton Interactive, Inc. , Class A
(a) (b)
.......... 898,741 6,228,275
Polaris, Inc. ........................... 41,683 3,986,979
57,606,879
a
Life Sciences Tools & Services  —  2 .5%
10X Genomics, Inc. , Class A
(a)
.............. 108 3,076
Agilent Technologies, Inc. ................. 84,814 10,309,142
Security Shares Value
a
Life Sciences Tools & Services (continued)
Avantor, Inc.
(a)
......................... 101,077 $ 1,981,109
Azenta, Inc. .......................... 220,978 9,471,117
Bio-Rad Laboratories, Inc. , Class A
(a)
.......... 61,963 25,847,246
Charles River Laboratories International, Inc.
(a)
... 7,763 1,527,758
Danaher Corp. ........................ 1,720,744 444,450,968
Illumina, Inc.
(a) (b)
........................ 447,955 85,465,334
PerkinElmer, Inc.
(b)
...................... 363,136 43,696,155
QIAGEN NV
(a)
......................... 645,884 26,662,091
Repligen Corp.
(a)
....................... 47,588 8,904,191
Syneos Health, Inc. , Class A
(a)
.............. 250,625 11,816,969
Thermo Fisher Scientific, Inc. ............... 979,825 496,957,442
1,167,092,598
a
Machinery  —  1 .8%
AGCO Corp. .......................... 150,477 14,471,373
Allison Transmission Holdings, Inc. ........... 70,387 2,376,265
Caterpillar, Inc. ........................ 195,214 32,030,713
Crane Holdings Co. ..................... 138,037 12,083,759
Cummins, Inc. ......................... 401,529 81,715,167
Donaldson Co., Inc. ..................... 292,345 14,327,828
Dover Corp. .......................... 409,853 47,780,663
Esab Corp. ........................... 144,349 4,815,483
Flowserve Corp. ....................... 386,912 9,401,961
Fortive Corp. .......................... 1,021,992 59,582,134
Gates Industrial Corp. PLC
(a) (b)
.............. 269,586 2,631,159
Graco, Inc. ........................... 150,119 8,999,634
IDEX Corp. ........................... 177,930 35,559,310
Illinois Tool Works, Inc. ................... 88,303 15,951,937
Ingersoll Rand, Inc.
(b)
.................... 1,156,784 50,042,476
ITT, Inc. ............................. 234,197 15,302,432
Middleby Corp. (The)
(a) (b)
.................. 140,545 18,013,653
Nordson Corp. ......................... 126,402 26,831,352
Oshkosh Corp. ........................ 184,448 12,964,850
Otis Worldwide Corp. .................... 1,058,528 67,534,086
PACCAR, Inc. ......................... 972,262 81,368,607
Parker-Hannifin Corp. .................... 281,915 68,310,824
Pentair PLC .......................... 468,728 19,044,419
Snap-on, Inc. ......................... 149,800 30,162,230
Stanley Black & Decker, Inc. ............... 421,365 31,690,862
Timken Co. (The) ....................... 173,825 10,262,628
Westinghouse Air Brake Technologies Corp. ..... 513,559 41,778,025
Xylem, Inc. ........................... 436,356 38,120,060
853,153,890
a
Marine  —  0 .0%
Kirby Corp.
(a)
.......................... 164,816 10,015,868
a
Media  —  1 .3%
Altice USA, Inc. , Class A
(a) (b)
................ 595,638 3,472,570
Cable One, Inc.
(b)
....................... 6,000 5,118,300
Comcast Corp. , Class A .................. 12,490,101 366,334,662
DISH Network Corp. , Class A
(a) (b)
............ 743,929 10,288,538
Fox Corp. , Class A , NVS .................. 858,015 26,323,900
Fox Corp. , Class B ...................... 400,208 11,405,928
Interpublic Group of Companies, Inc. (The) ..... 1,120,045 28,673,152
Liberty Broadband Corp. , Class A
(a) (b)
.......... 26,165 1,951,909
Liberty Broadband Corp. , Class C , NVS
(a) (b)
..... 187,543 13,840,673
Liberty Media Corp.-Liberty SiriusXM , Class A
(a) (b)
. 141,858 5,400,534
Liberty Media Corp.-Liberty SiriusXM , Class C ,
NVS
(a)
............................. 318,272 12,002,037
New York Times Co. (The) , Class A
(b)
......... 461,562 13,269,908
News Corp. , Class A , NVS ................ 1,088,953 16,454,080
News Corp. , Class B .................... 322,483 4,972,688
Nexstar Media Group, Inc. ................. 96,284 16,064,985
Omnicom Group, Inc. .................... 579,705 36,573,588

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
34
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Media (continued)
Paramount Global , Class A
(b)
............... 135 $ 2,908
Paramount Global , Class B , NVS ............ 1,666,596 31,731,988
Sirius XM Holdings, Inc.
(b)
................. 1,934,128 11,043,871
614,926,219
a
Metals & Mining  —  0 .9%
Alcoa Corp. ........................... 513,371 17,280,068
Cleveland-Cliffs, Inc.
(a) (b)
.................. 1,442,462 19,429,963
Freeport-McMoRan, Inc. .................. 4,064,315 111,077,729
Newmont Corp. ........................ 2,265,016 95,198,623
Nucor Corp. .......................... 747,360 79,960,046
Reliance Steel & Aluminum Co. ............. 171,018 29,827,249
Royal Gold, Inc. ........................ 174,553 16,376,563
Southern Copper Corp. ................... 83,166 3,729,163
SSR Mining, Inc.
(b)
...................... 640,701 9,424,712
Steel Dynamics, Inc. ..................... 496,411 35,220,360
United States Steel Corp.
(b)
................ 665,525 12,059,313
429,583,789
a
Mortgage Real Estate Investment  —  0 .1%
AGNC Investment Corp. .................. 1,470,250 12,379,505
Annaly Capital Management, Inc. ............ 1,232,448 21,148,808
Rithm Capital Corp. ..................... 1,177,612 8,620,120
Starwood Property Trust, Inc. ............... 836,352 15,238,333
57,386,766
a
Multiline Retail  —  0 .4%
Dollar Tree, Inc.
(a) (b)
..................... 417,785 56,860,538
Kohl's Corp. .......................... 364,347 9,163,327
Macy's, Inc. .......................... 772,582 12,106,360
Nordstrom, Inc.
(b)
....................... 189 3,162
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
........ 165,789 8,554,712
Target Corp. .......................... 593,040 88,001,206
174,689,305
a
Multi-Utilities  —  1 .7%
Ameren Corp. ......................... 733,399 59,075,289
CenterPoint Energy, Inc. .................. 1,795,400 50,594,372
CMS Energy Corp. ...................... 824,961 48,045,729
Consolidated Edison, Inc. ................. 1,011,342 86,732,690
Dominion Energy, Inc. .................... 2,373,305 164,019,108
DTE Energy Co. ....................... 549,637 63,235,737
NiSource, Inc. ......................... 1,156,868 29,141,505
Public Service Enterprise Group, Inc. ......... 1,418,991 79,789,864
Sempra Energy ........................ 896,957 134,489,733
WEC Energy Group, Inc. .................. 899,325 80,426,635
795,550,662
a
Oil, Gas & Consumable Fuels  —  7 .2%
Antero Midstream Corp. .................. 921,307 8,457,598
Antero Resources Corp.
(a) (b)
................ 279,590 8,535,883
APA Corp. ........................... 932,831 31,893,492
Cheniere Energy, Inc.
(b)
................... 302,313 50,156,750
Chesapeake Energy Corp. ................ 347,211 32,710,748
Chevron Corp. ......................... 5,605,078 805,281,556
ConocoPhillips ........................ 3,631,935 371,692,228
Continental Resources, Inc. ................ 25,414 1,697,909
Coterra Energy, Inc. ..................... 1,873,888 48,945,955
Devon Energy Corp. ..................... 957,776 57,591,071
Diamondback Energy, Inc. ................. 212,786 25,632,202
DT Midstream, Inc. ...................... 269,064 13,961,731
EOG Resources, Inc. .................... 448,628 50,125,206
EQT Corp. ........................... 1,048,892 42,742,349
Exxon Mobil Corp. ...................... 11,894,519 1,038,510,454
Hess Corp.
(b)
.......................... 174,129 18,978,320
HF Sinclair Corp. ....................... 417,335 22,469,316
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. , Class P ............... 5,663,542 $ 94,241,339
Marathon Oil Corp. ...................... 1,930,352 43,587,348
Marathon Petroleum Corp. ................ 1,419,511 141,000,028
Occidental Petroleum Corp. ................ 405,905 24,942,862
ONEOK, Inc. .......................... 1,123,149 57,550,155
Ovintiv, Inc. ........................... 202,184 9,300,464
PDC Energy, Inc. ....................... 132,586 7,662,145
Phillips 66 ............................ 1,371,360 110,696,179
Pioneer Natural Resources Co. ............. 303,948 65,813,860
Range Resources Corp. .................. 238,639 6,028,021
Southwestern Energy Co.
(a) (b)
............... 3,007,783 18,407,632
Valero Energy Corp. ..................... 1,120,705 119,747,329
Williams Companies, Inc. (The) ............. 3,471,176 99,379,769
3,427,739,899
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ................... 189,605 9,705,880
a
Personal Products  —  0 .0%
Coty, Inc. , Class A
(a) (b)
.................... 931,013 5,884,002
a
Pharmaceuticals  —  6 .4%
Bristol-Myers Squibb Co. .................. 6,074,221 431,816,371
Catalent, Inc.
(a)
........................ 336,746 24,366,940
Elanco Animal Health, Inc.
(a) (b)
.............. 1,302,071 16,158,701
Eli Lilly & Co. ......................... 446,994 144,535,510
Jazz Pharmaceuticals PLC
(a)
............... 176,949 23,585,532
Johnson & Johnson ..................... 7,506,260 1,226,222,634
Merck & Co., Inc. ....................... 4,191,981 361,013,404
Organon & Co. ........................ 742,016 17,363,174
Perrigo Co. PLC ....................... 375,253 13,381,522
Pfizer, Inc. ........................... 16,120,242 705,421,790
Royalty Pharma PLC , Class A .............. 1,045,505 42,008,391
Viatris, Inc. ........................... 3,451,862 29,409,864
3,035,283,833
a
Professional Services  —  0 .6%
CACI International, Inc. , Class A
(a)
........... 65,386 17,069,669
Clarivate PLC
(a) (b)
....................... 1,319,730 12,392,265
CoStar Group, Inc.
(a)
..................... 959,060 66,798,529
Dun & Bradstreet Holdings, Inc. ............. 751,512 9,311,234
Equifax, Inc.
(b)
......................... 175,907 30,155,737
FTI Consulting, Inc.
(a) (b)
................... 58,037 9,617,311
Jacobs Solutions, Inc. .................... 364,149 39,506,525
KBR, Inc.
(b)
........................... 138,902 6,003,344
Leidos Holdings, Inc. .................... 385,443 33,714,699
ManpowerGroup, Inc. .................... 145,775 9,430,185
Nielsen Holdings PLC
(b)
.................. 1,020,447 28,286,791
Robert Half International, Inc. ............... 30,127 2,304,716
Science Applications International Corp. ....... 163,545 14,462,284
TransUnion ........................... 153,812 9,150,276
288,203,565
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
............... 463,757 31,308,235
Howard Hughes Corp. (The)
(a) (b)
............. 97,302 5,389,558
Jones Lang LaSalle, Inc.
(a) (b)
................ 133,732 20,202,893
Opendoor Technologies, Inc.
(a) (b)
............. 872,774 2,714,327
WeWork, Inc. , Class A
(a) (b)
................. 239,854 635,613
Zillow Group, Inc. , Class A
(a) (b)
.............. 141,152 4,041,182
Zillow Group, Inc. , Class C , NVS
(a) (b)
.......... 418,691 11,978,750
76,270,558
a
Road & Rail  —  0 .8%
AMERCO ............................ 26,408 13,447,482
Avis Budget Group, Inc.
(a)
................. 87,808 13,035,976

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Road & Rail (continued)
CSX Corp.
(b)
.......................... 4,563,150 $ 121,562,316
Hertz Global Holdings, Inc.
(a) (b)
.............. 575,070 9,362,140
JB Hunt Transport Services, Inc. ............ 28,208 4,412,295
Knight-Swift Transportation Holdings, Inc. , Class A 441,935 21,623,879
Landstar System, Inc.
(b)
................... 8,799 1,270,312
Lyft, Inc. , Class A
(a) (b)
..................... 204,922 2,698,823
Norfolk Southern Corp. ................... 668,313 140,111,820
Ryder System, Inc. ...................... 140,650 10,617,668
Schneider National, Inc. , Class B
(b)
........... 139,372 2,829,252
Uber Technologies, Inc.
(a)
................. 737,606 19,546,559
XPO Logistics, Inc.
(a)
.................... 279,391 12,438,487
372,957,009
a
Semiconductors & Semiconductor Equipment  —  2 .3%
Advanced Micro Devices, Inc.
(a)
............. 976,611 61,878,073
Analog Devices, Inc. ..................... 1,189,523 165,748,135
Cirrus Logic, Inc.
(a)
...................... 158,243 10,887,118
First Solar, Inc.
(a)
....................... 302,640 40,030,193
GlobalFoundries, Inc.
(a) (b)
.................. 143,842 6,954,761
Intel Corp. ........................... 11,671,503 300,774,632
Marvell Technology, Inc. .................. 2,418,514 103,778,436
Microchip Technology, Inc. ................. 223,869 13,662,725
Micron Technology, Inc. ................... 2,548,225 127,666,072
MKS Instruments, Inc.
(b)
.................. 168,646 13,936,905
ON Semiconductor Corp.
(a)
................ 464,806 28,971,358
Qorvo, Inc.
(a) (b)
......................... 293,067 23,272,450
Skyworks Solutions, Inc. .................. 463,217 39,498,514
Teradyne, Inc. ......................... 36,150 2,716,673
Texas Instruments, Inc. ................... 828,365 128,214,335
Wolfspeed, Inc.
(a) (b)
...................... 327,294 33,829,108
1,101,819,488
a
Software  —  1 .7%
ANSYS, Inc.
(a)
......................... 119,307 26,450,362
Bill.com Holdings, Inc.
(a) (b)
................. 277,929 36,789,462
Black Knight, Inc.
(a)
...................... 399,326 25,848,372
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
...... 239,771 2,181,916
Ceridian HCM Holding, Inc.
(a) (b)
.............. 324,322 18,123,113
Citrix Systems, Inc. ..................... 190,544 19,816,576
Coupa Software, Inc.
(a)
................... 95,075 5,590,410
Dolby Laboratories, Inc. , Class A
(b)
........... 172,591 11,244,304
DoubleVerify Holdings, Inc.
(a) (b)
.............. 81 2,215
Dropbox, Inc. , Class A
(a)
.................. 30,569 633,390
Guidewire Software, Inc.
(a) (b)
................ 232,627 14,325,171
Informatica, Inc. , Class A
(a) (b)
............... 62,087 1,246,086
Jamf Holding Corp.
(a) (b)
................... 44,098 977,212
Manhattan Associates, Inc.
(a)
............... 72,116 9,593,591
nCino, Inc.
(a) (b)
......................... 155,261 5,295,953
NCR Corp.
(a)
.......................... 360,661 6,856,166
NortonLifeLock, Inc. ..................... 1,039,390 20,933,315
Nutanix, Inc. , Class A
(a) (b)
.................. 309,582 6,448,593
Oracle Corp. .......................... 1,350,411 82,469,600
Paycor HCM, Inc.
(a) (b)
.................... 134,440 3,974,046
Procore Technologies, Inc.
(a) (b)
.............. 47,217 2,336,297
Roper Technologies, Inc. .................. 300,985 108,246,245
Salesforce, Inc.
(a)
....................... 2,157,483 310,332,355
SentinelOne, Inc. , Class A
(a) (b)
.............. 163,485 4,178,677
Teradata Corp.
(a)
....................... 119,569 3,713,813
Tyler Technologies, Inc.
(a) (b)
................ 13,588 4,721,830
UiPath, Inc. , Class A
(a) (b)
.................. 1,000,769 12,619,697
Unity Software, Inc.
(a) (b)
................... 193,897 6,177,558
VMware, Inc. , Class A .................... 305,398 32,512,671
Zoom Video Communications, Inc. , Class A
(a) (b)
... 363,224 26,729,654
810,368,650
a
Security Shares Value
a
Specialty Retail  —  1 .5%
Advance Auto Parts, Inc. .................. 160,228 $ 25,050,046
AutoNation, Inc.
(a) (b)
..................... 109,146 11,118,703
AutoZone, Inc.
(a) (b)
...................... 4,956 10,615,405
Bath & Body Works, Inc. .................. 655,934 21,383,448
Best Buy Co., Inc. ...................... 393,291 24,911,052
Burlington Stores, Inc.
(a) (b)
................. 11,594 1,297,253
CarMax, Inc.
(a) (b)
........................ 403,842 26,661,649
Dick's Sporting Goods, Inc. ................ 153,522 16,064,542
GameStop Corp. , Class A
(a) (b)
............... 782,855 19,673,146
Gap, Inc. (The) ........................ 520,738 4,275,259
Home Depot, Inc. (The) .................. 1,237,748 341,544,183
Leslie's, Inc.
(a) (b)
........................ 49,531 728,601
Lithia Motors, Inc. ...................... 77,731 16,677,186
Lowe's Companies, Inc. .................. 251,416 47,218,439
O'Reilly Automotive, Inc.
(a)
................. 105,804 74,417,243
Penske Automotive Group, Inc.
(b)
............ 73,307 7,215,608
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
... 229,139 2,557,191
RH
(a) (b)
.............................. 35,448 8,722,689
Ross Stores, Inc. ....................... 566,350 47,726,315
Victoria's Secret & Co.
(a)
.................. 67,114 1,954,360
Williams-Sonoma, Inc. ................... 37,746 4,448,366
714,260,684
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Dell Technologies, Inc. , Class C ............. 624,513 21,339,609
Hewlett Packard Enterprise Co. ............. 3,700,484 44,331,798
HP, Inc. ............................. 1,598,605 39,837,237
Western Digital Corp.
(a)
................... 906,578 29,509,114
135,017,758
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Capri Holdings Ltd.
(a) (b)
................... 385,836 14,831,536
Carter's, Inc. .......................... 106,592 6,984,974
Columbia Sportswear Co. ................. 109,528 7,371,234
Deckers Outdoor Corp.
(a) (b)
................. 7,513 2,348,639
Hanesbrands, Inc. ...................... 1,052,168 7,323,089
PVH Corp.
(b)
.......................... 183,598 8,225,190
Ralph Lauren Corp. , Class A ............... 121,333 10,304,812
Skechers U.S.A., Inc. , Class A
(a) (b)
............ 317,717 10,077,983
Tapestry, Inc. .......................... 624,718 17,760,733
Under Armour, Inc. , Class A
(a) (b)
............. 486,170 3,233,031
Under Armour, Inc. , Class C
(a)
.............. 553,642 3,299,706
VF Corp. ............................ 1,008,160 30,154,066
121,914,993
a
Thrifts & Mortgage Finance  —  0 .1%
MGIC Investment Corp. .................. 840,510 10,775,338
New York Community Bancorp, Inc. .......... 1,279,550 10,914,562
Rocket Companies, Inc. , Class A
(b)
........... 79,195 500,512
TFS Financial Corp. ..................... 121,345 1,577,485
UWM Holdings Corp. , Class A
(b)
............. 134,893 395,237
24,163,134
a
Tobacco  —  1 .2%
Altria Group, Inc. ....................... 5,165,647 208,588,826
Philip Morris International, Inc. .............. 4,419,604 366,871,328
575,460,154
a
Trading Companies & Distributors  —  0 .2%
Air Lease Corp. , Class A .................. 307,030 9,521,000
Core & Main, Inc. , Class A
(a) (b)
.............. 112,904 2,567,437
MSC Industrial Direct Co., Inc. , Class A ........ 131,622 9,583,398
SiteOne Landscape Supply, Inc.
(a) (b)
........... 49,688 5,174,508
United Rentals, Inc.
(a) (b)
................... 107,707 29,093,815
Univar Solutions, Inc.
(a)
................... 460,565 10,473,248
Watsco, Inc. .......................... 43,487 11,196,163

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
36
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
WESCO International, Inc.
(a)
............... 63,555 $ 7,587,196
85,196,765
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............. 518,356 67,469,217
Essential Utilities, Inc. .................... 659,242 27,279,434
94,748,651
a
Wireless Telecommunication Services  —  0 .5%
T-Mobile U.S., Inc.
(a) (b)
.................... 1,699,112 227,969,857
a
Total Long-Term Investments — 99.7%
(Cost: $ 48,289,857,345 ) ............................ 47,160,627,627
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.18%
(c) (d) (e)
.................... 813,059,461 $ 813,303,378
BlackRock Cash Funds: Treasury, SL Agency
Shares , 2.81%
(c) (d)
..................... 360,072,300 360,072,300
a
Total Short-Term Securities — 2.5%
(Cost: $ 1,172,896,292 ) ............................. 1,173,375,678
Total Investments — 102.2%
(Cost: $ 49,462,753,637 ) ............................ 48,334,003,305
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............. (1,051,624,546)
Net Assets — 100.0% ............................... $ 47,282,378,759
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 555,372,018 $ 257,497,147
(a)
$ — $ 30,336 $ 403,877 $ 813,303,378 813,059,461 $ 3,185,957
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 115,810,000 244,262,300
(a)
— — — 360,072,300 360,072,300 379,041 —
BlackRock, Inc. ... 303,843,926 45,293,739 (26,345,304) 9,140,651 (96,437,935) 235,495,077 427,955 1,944,983 —
$ 9,170,987 $ (96,034,058)
$ 1,408,870,755
$ 5,509,981 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
DIJA Mini e-CBOT Index ................................................................ 427 12/16/22 $ 61,490 $ (4,477,434)
S&P 500 E-Mini Index .................................................................. 126 12/16/22 22,689 (1,631,838)
S&P MidCap 400 E-Mini Index ............................................................ 218 12/16/22 48,139 (3,614,857)
$ (9,724,129)

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
37
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 9,724,129 $ — $ — $ — $ 9,724,129
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (9,757,225) $ — $ — $ — $ (9,757,225)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (14,154,561) $ — $ — $ — $ (14,154,561)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 117,670,728
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 47,160,264,470  $ 363,157  $ —  $ 47,160,627,627
Short-Term Securities
Money Market Funds ...................................... 1,173,375,678  —  —  1,173,375,678
$ 48,333,640,148  $ 363,157  $ —  $ 48,334,003,305
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (9,724,129) $ —  $ —  $ (9,724,129)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

38
2022
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
September 30, 2022
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
..................................................... $ 24,648,029,775  $ 55,011,655,602  $ 46,925,132,550
Investments, at value — affiliated
(c)
........................................................ 618,347,303  1,279,067,092  1,408,870,755
Cash ............................................................................ 400,956  —  —
Cash pledged:
Futures contracts .................................................................. 3,330,000  7,177,840  8,227,740
Receivables:
Securities lending income — affiliated .................................................... 330,493  323,700  702,213
Capital shares sold ................................................................. —  256,667  —
Dividends — unaffiliated ............................................................. 19,603,965  16,958,709  61,011,146
Dividends — affiliated ............................................................... 96,434  213,615  248,564
Total assets .......................................................................
25,290,138,926  56,315,653,225  48,404,192,968
LIABILITIES
Bank overdraft ...................................................................... —  124,687,170  298,754,509
Collateral on securities loaned ........................................................... 525,772,065  1,079,889,929  812,879,001
Payables:
Investments purchased .............................................................. 252,386  —  —
Capital shares redeemed ............................................................. 57,132  —  578,321
Investment advisory fees ............................................................. 3,287,834  9,230,592  7,866,113
Variation margin on futures contracts ..................................................... 843,151  1,673,450  1,736,265
Total liabilities ......................................................................
530,212,568  1,215,481,141  1,121,814,209
NET ASSETS ......................................................................
$ 24,759,926,358  $ 55,100,172,084  $ 47,282,378,759
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 23,916,292,660  $ 49,636,445,436  $ 49,921,305,683
Accumulated earnings (loss) ............................................................ 843,633,698  5,463,726,648  (2,638,926,924)
NET ASSETS ......................................................................
$ 24,759,926,358  $ 55,100,172,084  $ 47,282,378,759
NET ASSET VALUE
Shares outstanding .................................................................. 125,600,000  261,950,000  348,100,000
Net asset value ..................................................................... $ 197.13  $ 210.35  $ 135.83
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 505,731,305  $ 1,046,794,116  $ 781,796,705
(b)
Investments, at cost — unaffiliated ...................................................... $ 24,068,658,890  $ 48,796,689,937  $ 48,045,028,221
(c)
Investments, at cost — affiliated ........................................................ $ 622,302,258  $ 1,278,443,577  $ 1,417,725,416

39
Financial Statements
Statements of Operations
(unaudited)
Six Months Ended September 30, 2022
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 226,110,495  $ 307,523,223  $ 605,617,623
Dividends — affiliated .............................................................. 678,749  363,929  2,324,024
Interest — unaffiliated .............................................................. 1,070  3,119  2,871
Securities lending income — affiliated — net ............................................... 1,681,961  3,276,670  3,185,957
Foreign taxes withheld ............................................................. (43,401) (39,753) (127,561)
Total investment income ..............................................................
228,428,874  311,127,188  611,002,914
EXPENSES
Investment advisory ............................................................... 20,781,817  58,088,550  50,076,302
Total expenses .................................................................... 20,781,817  58,088,550  50,076,302
Net investment income ...............................................................
207,647,057  253,038,638  560,926,612
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (306,100,190) (2,768,318,992) (27,947,598)
Investments — affiliated ........................................................... (165,500) 81,248  (1,166,686)
Futures contracts ............................................................... (5,830,140) (15,343,735) (9,757,225)
In-kind redemptions — unaffiliated
(a)
................................................... 1,406,610,521  3,807,795,279  1,394,532,709
In-kind redemptions — affiliated
(a)
.................................................... 3,157,415  —  10,337,673
1,097,672,105  1,024,213,800  1,365,998,873
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... (7,573,682,275) (18,106,750,777) (11,644,640,083)
Investments — affiliated ........................................................... (25,297,781) 498,555  (96,034,058)
Futures contracts ............................................................... (8,203,272) (18,290,378) (14,154,561)
(7,607,183,328) (18,124,542,600) (11,754,828,702)
Net realized and unrealized loss .........................................................
(6,509,511,223) (17,100,328,800) (10,388,829,829)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................
$ (6,301,864,166) $ (16,847,290,162) $ (9,827,903,217)
(a)
See Note 2 of the Notes to Financial Statements.

40
2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 207,647,057  $ 352,228,600  $ 253,038,638  $ 393,666,414
Net realized gain ............................................. 1,097,672,105  2,691,261,956  1,024,213,800  11,550,274,041
Net change in unrealized appreciation (depreciation) ..................... (7,607,183,328) 581,292,941  (18,124,542,600) (2,627,760,691)
Net increase (decrease) in net assets resulting from operations ................
(6,301,864,166) 3,624,783,497  (16,847,290,162) 9,316,179,764
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(197,791,540) (357,765,384) (253,890,648) (401,934,860)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
839,113,586  5,598,922  1,466,595,293  (1,335,411,437)
NET ASSETS
Total increase (decrease) in net assets ................................ (5,660,542,120) 3,272,617,035  (15,634,585,517) 7,578,833,467
Beginning of period .............................................
30,420,468,478  27,147,851,443  70,734,757,601  63,155,924,134
End of period .................................................
$ 24,759,926,358  $ 30,420,468,478  $ 55,100,172,084  $ 70,734,757,601
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

41
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Russell 1000 Value ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 560,926,612  $ 974,949,729
Net realized gain ................................................................................ 1,365,998,873  4,757,318,937
Net change in unrealized appreciation (depreciation) ........................................................ (11,754,828,702) 219,585,533
Net increase (decrease) in net assets resulting from operations ...................................................
(9,827,903,217) 5,951,854,199
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(548,385,481) (973,061,947)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
(306,850,428) 1,878,160,955
NET ASSETS
Total increase (decrease) in net assets ................................................................... (10,683,139,126) 6,856,953,207
Beginning of period ................................................................................
57,965,517,885  51,108,564,678
End of period ....................................................................................
$ 47,282,378,759  $ 57,965,517,885
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

42
2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ......
$ 250.07  $ 223.72  $ 141.59  $ 157.27  $ 146.79  $ 131.25
Net investment income
(a)
.............. 1 .68  2 .88  2 .74  2 .96  2 .74  2 .50
Net realized and unrealized gain (loss)
(b)
....
(53.03) 26.40  82.26  (15.46) 10.60  15.54
Net increase (decrease) from investment
operations ........................
(51.35) 29.28  85.00  (12.50) 13.34  18.04
Distributions from net investment income
(c)
.... ( 1 .59 ) ( 2 .93 ) ( 2 .87 ) ( 3 .18 ) ( 2 .86 ) ( 2 .50 )
Net asset value, end of period ...........
$ 197.13  $ 250.07  $ 223.72  $ 141.59  $ 157.27  $ 146.79
Total Return
(d)
– – – – – –
Based on net asset value ...............
(20.56) %
(e)
13.09% 60.37% ( 8 .15 ) % 9 .18%
(f)
13.83%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income .................
1 .50%
(h)
1 .17% 1 .44% 1 .78% 1 .80% 1 .77%
Supplemental Data
Net assets, end of period (000) ...........
$ 24,759,926  $ 30,420,468  $ 27,147,851  $ 17,924,896  $ 19,312,905  $ 19,353,884
Portfolio turnover rate
(i)
.................
3% 6% 5% 5% 6% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

43
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Growth ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period .......
$ 277.39  $ 243.05  $ 150.69  $ 151.33  $ 136.02  $ 113.76
Net investment income
(a)
............... 0 .97  1 .53  1 .54  1 .72  1 .69  1 .55
Net realized and unrealized gain (loss)
(b)
.....
(67.04) 34.37  92.34  ( 0 .62 ) 15.31  22.26
Net increase (decrease) from investment
operations .........................
(66.07) 35.90  93.88  1 .10  17.00  23.81
Distributions from net investment income
(c)
..... ( 0 .97 ) ( 1 .56 ) ( 1 .52 ) ( 1 .74 ) ( 1 .69 ) ( 1 .55 )
Net asset value, end of period ............
$ 210.35  $ 277.39  $ 243.05  $ 150.69  $ 151.33  $ 136.02
Total Return
(d)
– – – – – –
Based on net asset value ................
(23.84) %
(e)
14.77% 62.44% 0 .68% 12.57% 21.02%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .19%
(g)
0 .18% 0 .19% 0 .19% 0 .19% 0 .20%
Net investment income ..................
0 .82%
(g)
0 .55% 0 .72% 1 .05% 1 .17% 1 .21%
Supplemental Data
Net assets, end of period (000) ............
$ 55,100,172  $ 70,734,758  $ 63,155,924  $ 42,834,345  $ 42,729,330  $ 39,975,377
Portfolio turnover rate
(h)
..................
13% 13% 14% 18% 12% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

44
2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Value ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ......
$ 165.88  $ 151.43  $ 99.22  $ 123.48  $ 119.95  $ 114.90
Net investment income
(a)
.............. 1 .62  2 .83  2 .69  3 .14  2 .86  2 .67
Net realized and unrealized gain (loss)
(b)
....
(30.09) 14.44  52.15  (23.93) 3 .67  5 .08
Net increase (decrease) from investment
operations ........................
(28.47) 17.27  54.84  (20.79) 6 .53  7 .75
Distributions from net investment income
(c)
.... ( 1 .58 ) ( 2 .82 ) ( 2 .63 ) ( 3 .47 ) ( 3 .00 ) ( 2 .70 )
Net asset value, end of period ...........
$ 135.83  $ 165.88  $ 151.43  $ 99.22  $ 123.48  $ 119.95
Total Return
(d)
– – – – – –
Based on net asset value ...............
(17.21) %
(e)
11.45% 55.84% (17.30) % 5 .53%
(f)
6 .78%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .19%
(h)
0 .18% 0 .19% 0 .19% 0 .19% 0 .20%
Net investment income .................
2 .10%
(h)
1 .75% 2 .15% 2 .46% 2 .36% 2 .23%
Supplemental Data
Net assets, end of period (000) ...........
$ 47,282,379  $ 57,965,518  $ 51,108,565  $ 31,175,791  $ 37,877,550  $ 36,217,697
Portfolio turnover rate
(i)
.................
14% 17% 18% 16% 17% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
45
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized their ability to temporarily borrow from that custodian for operational purposes. Each Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
Russell 1000 ........................................................................................................ Diversified
Russell 1000 Growth .................................................................................................. Diversified
Russell 1000 Value ................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
46
2022
iShares Semi-Annual Report to Shareholders
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

Notes to Financial Statements
(unaudited) ( continued)
47
Notes to Financial Statements
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000
Barclays Bank PLC ............................................... $ 76,899,690 $ (76,899,690) $ — $ —
Barclays Capital, Inc. ............................................. 267,237 (267,237) — —
BMO Capital Markets Corp. ......................................... 111,453 (111,453) — —
BNP Paribas SA ................................................. 77,181,394 (77,181,394) — —
BofA Securities, Inc. .............................................. 22,915,148 (22,915,148) — —
Citigroup Global Markets, Inc. ........................................ 34,178,570 (34,178,570) — —
Deutsche Bank Securities, Inc. ....................................... 2,064 (2,064) — —
Goldman Sachs & Co. LLC ......................................... 68,881,842 (68,881,842) — —
HSBC Bank PLC ................................................ 1,883,298 (1,871,084) — 12,214
J.P. Morgan Securities LLC ......................................... 32,955,191 (32,955,191) — —
Jefferies LLC ................................................... 7,714,504 (7,714,504) — —
Morgan Stanley ................................................. 37,433,917 (37,433,917) — —
National Financial Services LLC ...................................... 733,085 (733,085) — —
Natixis S.A. .................................................... 3,190,679 (3,190,679) — —
Pershing LLC ................................................... 2,334 (2,334) — —
RBC Capital Markets LLC .......................................... 9,543,392 (9,543,392) — —
Scotia Capital (USA), Inc. .......................................... 8,310,472 (8,310,472) — —
SG Americas Securities LLC ........................................ 3,412,444 (3,412,444) — —
State Street Bank & Trust Co. ........................................ 5,245,972 (5,245,972) — —
Toronto-Dominion Bank ............................................ 62,547,751 (62,547,751) — —
UBS AG ...................................................... 43,819,642 (43,819,642) — —
UBS Securities LLC .............................................. 3,832,622 (3,832,622) — —
Virtu Americas LLC ............................................... 2,681,018 (2,681,018) — —
Wells Fargo Bank N.A. ............................................ 1,548,611 (1,548,611) — —
Wells Fargo Securities LLC ......................................... 438,975 (438,975) — —
$ 505,731,305 $ (505,719,091)
$ —
$ 12,214
a
Russell 1000 Growth
Barclays Bank PLC ............................................... 32,151,976 (32,151,976) — —
Barclays Capital, Inc. ............................................. 1,335,454 (1,335,454) — —
BMO Capital Markets Corp. ......................................... 12,694 (12,694) — —
BNP Paribas SA ................................................. 161,955,666 (161,955,666) — —
BofA Securities, Inc. .............................................. 22,768,369 (22,768,369) — —
Citadel Clearing LLC .............................................. 3,590,745 (3,590,745) — —
Citigroup Global Markets, Inc. ........................................ 120,339,376 (120,339,376) — —
Credit Suisse Securities (USA) LLC .................................... 84,236 (84,236) — —
Deutsche Bank Securities, Inc. ....................................... 6,989 (6,989) — —
Goldman Sachs & Co. LLC ......................................... 189,961,515 (189,961,515) — —
HSBC Bank PLC ................................................ 52,343,661 (52,343,661) — —
J.P. Morgan Securities LLC ......................................... 162,850,688 (162,850,688) — —
Jefferies LLC ................................................... 3,505,724 (3,505,724) — —
Morgan Stanley ................................................. 58,205,555 (58,205,555) — —
National Financial Services LLC ...................................... 2,673,972 (2,673,972) — —
Natixis S.A. .................................................... 2,177,942 (2,177,942) — —
RBC Capital Markets LLC .......................................... 11,111,773 (11,111,773) — —
Scotia Capital (USA), Inc. .......................................... 15,776,735 (15,776,735) — —
SG Americas Securities LLC ........................................ 36,308,317 (36,308,317) — —
State Street Bank & Trust Co. ........................................ 7,864,378 (7,864,378) — —
Toronto-Dominion Bank ............................................ 3,990,015 (3,990,015) — —
UBS AG ...................................................... 129,905,927 (129,905,927) — —
UBS Securities LLC .............................................. 2,059,444 (2,059,444) — —
Virtu Americas LLC ............................................... 1,959,632 (1,959,632) — —
Wells Fargo Bank N.A. ............................................ 7,831,547 (7,831,547) — —
Wells Fargo Securities LLC ......................................... 16,021,786 (16,021,786) — —
$ 1,046,794,116 $ (1,046,794,116)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)
48
2022
iShares Semi-Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000 Value
Barclays Bank PLC ............................................... $ 24,901,180 $ (24,901,180) $ — $ —
Barclays Capital, Inc. ............................................. 577,371 (577,371) — —
BMO Capital Markets Corp. ......................................... 438,198 (438,198) — —
BNP Paribas SA ................................................. 167,814,665 (167,769,388) — 45,277
BofA Securities, Inc. .............................................. 87,622,071 (87,622,071) — —
Citigroup Global Markets, Inc. ........................................ 20,877,225 (20,877,225) — —
Credit Suisse Securities (USA) LLC .................................... 263,949 (263,949) — —
Deutsche Bank Securities, Inc. ....................................... 84,379 (84,379) — —
Goldman Sachs & Co. LLC ......................................... 87,596,195 (87,596,195) — —
HSBC Bank PLC ................................................ 9,562,476 (9,562,476) — —
ING Financial Markets LLC ......................................... 478,234 (478,234) — —
J.P. Morgan Securities LLC ......................................... 81,765,238 (81,765,238) — —
Jefferies LLC ................................................... 11,706,195 (11,706,195) — —
Morgan Stanley ................................................. 72,817,212 (72,817,212) — —
National Financial Services LLC ...................................... 6,657,505 (6,657,505) — —
Natixis S.A. .................................................... 812,404 (812,404) — —
Pershing LLC ................................................... 109,101 (109,101) — —
RBC Capital Markets LLC .......................................... 21,192,401 (21,192,401) — —
Scotia Capital (USA), Inc. .......................................... 23,693,888 (23,693,888) — —
SG Americas Securities LLC ........................................ 20,108,047 (20,108,047) — —
State Street Bank & Trust Co. ........................................ 9,046,675 (9,046,675) — —
Toronto-Dominion Bank ............................................ 11,534,241 (11,534,241) — —
UBS AG ...................................................... 108,675,364 (108,675,364) — —
UBS Securities LLC .............................................. 5,053,714 (5,053,714) — —
Virtu Americas LLC ............................................... 420,111 (420,111) — —
Wells Fargo Bank N.A. ............................................ 5,050,016 (5,050,016) — —
Wells Fargo Securities LLC ......................................... 2,938,650 (2,938,650) — —
$ 781,796,705 $ (781,751,428)
$ —
$ 45,277
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of
Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

Notes to Financial Statements
(unaudited) ( continued)
49
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
iShares ETF Investment Advisory Fees
Russell 1000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2000%
Over $121 billion, up to and including $181 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1900
Over $181 billion, up to and including $231 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1805
Over $231 billion, up to and including $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1715
Over $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1630
iShares ETF Amounts
Russell 1000 ....................................................................................................... $ 504,776
Russell 1000 Growth ................................................................................................. 1,012,414
Russell 1000 Value .................................................................................................. 903,030

Notes to Financial Statements
(unaudited) (continued)
50
2022
iShares Semi-Annual Report to Shareholders
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 1000 ................................................................... $ 258,619,844  $ 222,595,429  $ (138,269,659)
Russell 1000 Growth ............................................................. 5,751,748,819  4,366,106,839  (1,990,690,149)
Russell 1000 Value .............................................................. 5,358,823,389  5,545,635,947  225,431,492
iShares ETF Purchases Sales
Russell 1000 ..................................................................................... $ 876,834,975  $ 861,064,958
Russell 1000 Growth ............................................................................... 7,942,112,588  7,958,016,412
Russell 1000 Value ................................................................................ 7,175,574,917  7,197,454,122
iShares ETF In-kind Purchases In-kind Sales
Russell 1000 ..................................................................................... $ 4,348,260,234  $ 3,511,768,823
Russell 1000 Growth ............................................................................... 8,281,720,169  6,818,220,736
Russell 1000 Value ................................................................................ 4,487,324,798  4,793,795,393
iShares ETF Amounts
Russell 1000 .......................................................................................................
$ 666,718,178
Russell 1000 Growth .................................................................................................
1,603,451,678
Russell 1000 Value ..................................................................................................
2,426,541,811
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 1000 ................................................. $ 24,855,349,552  $ 3,152,818,927  $ (2,746,886,183) $ 405,932,744
Russell 1000 Growth ........................................... 50,236,068,745  9,311,943,007  (3,267,514,283) 6,044,428,724
Russell 1000 Value ............................................ 49,920,947,601  4,461,382,680  (6,058,051,105) (1,596,668,425)

Notes to Financial Statements
(unaudited) ( continued)
51
Notes to Financial Statements
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR

Notes to Financial Statements
(unaudited) (continued)
52
2022
iShares Semi-Annual Report to Shareholders
rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Russell 1000
Shares sold ............................................... 19,950,000  $ 4,362,738,521  22,500,000  $ 5,575,530,487
Shares redeemed ........................................... (16,000,000) (3,523,624,935) (22,200,000) (5,569,931,565)
3,950,000  $ 839,113,586  300,000  $ 5,598,922
Russell 1000 Growth
Shares sold ............................................... 35,550,000  $ 8,298,370,253  70,050,000  $ 19,313,363,514
Shares redeemed ........................................... (28,600,000) (6,831,774,960) (74,900,000) (20,648,774,951)
6,950,000  $ 1,466,595,293  (4,850,000) $ (1,335,411,437)
Russell 1000 Value
Shares sold ............................................... 30,000,000  $ 4,511,493,396  79,150,000  $ 12,783,707,883
Shares redeemed ........................................... (31,350,000) (4,818,343,824) (67,200,000) (10,905,546,928)
(1,350,000) $ (306,850,428) 11,950,000  $ 1,878,160,955

Board Review and Approval of Investment Advisory Contract
53
Board Review and Approval of Investment Advisory Contract
iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iSha res Russell 1000 Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
54
2022
iShares Semi-Annual Report to Shareholders
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
55
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 1000 ...................... $ 1.593522  $ —  $ —  $ 1.593522  100% — % — % 100%
Russell 1000 Value
(a)
................ 1.554528  —  0.022145  1.576673  99 — 1 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information
56
2022
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
57
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-SAR-317-0922
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2022
iShares Trust
iShares Focused Value Factor ETF | FOVL | NYSE Arca
iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX
2022 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of
Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S.
stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe)
offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of September 30, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities
(MSCI Europe, Australasia,
Far East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(10.42) (14.15)
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Focused Value Factor ETF
4
2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of September 30, 2022
Investment Objective
The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was March 19, 2019. The first day of secondary market trading was March 21, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................. (20.67) % (14.14) % 0.92% (14.14) % 3.29%
Fund Market ............................................
(20.83) (14.28) 0.90 – % (14.28) 3.21
Index ................................................. (20.57) (13.91) 1.20 (13.91) 4.32
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 793.30  $ 1.12  $ 1,000.00  $ 1,023.82  $ 1.27  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 45.6%
Consumer Discretionary ........................... 14.3
Materials ..................................... 12.1
Energy ....................................... 11.2
Communication Services ........................... 4.7
Utilities ....................................... 4.6
Industrials ..................................... 2.8
Consumer Staples ............................... 2.4
Real Estate .................................... 2.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Marathon Petroleum Corp. ......................... 3.2%
Regions Financial Corp. ........................... 2.8
Knight-Swift Transportation Holdings, Inc., Class A ......... 2.8
Bank OZK .................................... 2.8
Ovintiv, Inc. .................................... 2.8
Synovus Financial Corp. ........................... 2.8
Nucor Corp. ................................... 2.7
Nexstar Media Group, Inc. .......................... 2.7
Umpqua Holdings Corp. ........................... 2.7
MGIC Investment Corp. ........................... 2.7
      aaa aa

iShares
®
US Small Cap Value Factor ETF
5
Fund Summary
Fund Summary
as of September 30, 2022
Investment Objective
The iShares US Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks with prominent value characteristics, as represented by the Russell 2000 Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was October 27, 2020. The first day of secondary market trading was October 29, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................. (15.02) % (12.04) % 17.81% (12.04) % 37.19%
Fund Market ............................................
(15.05) (12.06) 17.85 – % (12.06) 37.26
Index ................................................. (14.93) (11.89) 18. 2 5 (11.89) 38.14
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 849.80  $ 1.39  $ 1,000.00  $ 1,023.56  $ 1.52  0.30%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 48.4%
Industrials ..................................... 14.2
Consumer Discretionary ........................... 13.8
Information Technology ............................ 5.8
Energy ....................................... 5.6
Materials ..................................... 4.5
Real Estate .................................... 2.9
Consumer Staples ............................... 1.8
Utilities ....................................... 1.3
Other (each representing less than 1%) ................. 1.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Chord Energy Corp. .............................. 0.9%
Simmons First National Corp., Class A ................. 0.8
Clearwater Paper Corp. ........................... 0.7
Covenant Logistics Group, Inc., Class A ................. 0.7
DHT Holdings, Inc. ............................... 0.6
TravelCenters of America, Inc. ....................... 0.6
Caleres, Inc. ................................... 0.6
Adtalem Global Education, Inc. ...................... 0.6
Funko, Inc., Class A .............................. 0.6
Stride, Inc. .................................... 0.6
      aaa aa

About Fund Performance
6
2022
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
September 30, 2022
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobiles  —  2 .5%
Thor Industries, Inc. ..................... 7,284 $ 509,734
a
Banks  —  18 .6%
Bank OZK ........................... 14,505 573,818
JPMorgan Chase & Co. .................. 4,834 505,153
Popular, Inc. .......................... 7,076 509,897
Prosperity Bancshares, Inc. ................ 7,974 531,706
Regions Financial Corp. .................. 29,033 582,692
Synovus Financial Corp. .................. 15,100 566,401
Umpqua Holdings Corp. .................. 32,461 554,759
3,824,426
a
Beverages  —  2 .3%
Molson Coors Beverage Co. , Class B ......... 9,986 479,228
a
Chemicals  —  9 .4%
Dow, Inc. ............................ 10,548 463,374
LyondellBasell Industries NV , Class A ......... 6,224 468,543
Olin Corp. ............................ 11,762 504,354
Westlake Corp. ........................ 5,554 482,531
1,918,802
a
Consumer Finance  —  4 .8%
Ally Financial, Inc. ...................... 16,245 452,098
Discover Financial Services ................ 5,756 523,336
975,434
a
Diversified Telecommunication Services  —  2 .0%
Verizon Communications, Inc. .............. 10,726 407,266
a
Electric Utilities  —  2 .4%
Avangrid, Inc. ......................... 11,803 492,185
a
Equity Real Estate Investment Trusts (REITs)  —  2 .3%
SL Green Realty Corp. ................... 11,796 473,727
a
Gas Utilities  —  2 .2%
UGI Corp. ............................ 14,099 455,821
a
Household Durables  —  4 .8%
Toll Brothers, Inc. ....................... 12,205 512,610
Whirlpool Corp. ........................ 3,515 473,857
986,467
a
Insurance  —  19 .4%
American Financial Group, Inc. ............. 3,922 482,131
American International Group, Inc. ........... 10,647 505,519
Arch Capital Group Ltd.
(a)
................. 11,967 544,977
Axis Capital Holdings Ltd. ................. 9,535 468,645
CNA Financial Corp. ..................... 12,124 447,376
Fidelity National Financial, Inc. .............. 14,728 533,154
First American Financial Corp. .............. 10,287 474,231
MetLife, Inc. .......................... 8,670 526,963
3,982,996
a
Media  —  2 .7%
Nexstar Media Group, Inc. ................. 3,342 557,613
a
Metals & Mining  —  2 .7%
Nucor Corp. .......................... 5,214 557,846
a
Oil, Gas & Consumable Fuels  —  11 .1%
Marathon Oil Corp. ...................... 24,215 546,775
Marathon Petroleum Corp. ................ 6,622 657,763
Ovintiv, Inc. ........................... 12,319 566,674
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc. ....................... 8,836 $ 510,632
2,281,844
a
Road & Rail  —  2 .8%
Knight-Swift Transportation Holdings, Inc. , Class A 11,760 575,417
a
Specialty Retail  —  4 .9%
AutoNation, Inc.
(a) (b)
..................... 4,871 496,209
Penske Automotive Group, Inc. ............. 5,200 511,836
1,008,045
a
Textiles, Apparel & Luxury Goods  —  2 .1%
PVH Corp. ........................... 9,567 428,602
a
Thrifts & Mortgage Finance  —  2 .7%
MGIC Investment Corp. .................. 43,204 553,875
a
Total Long-Term Investments — 99.7%
(Cost: $ 22,801,830 ) ............................... 20,469,328
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.18%
(c) (d) (e)
.................... 61,695 61,714
BlackRock Cash Funds: Treasury, SL Agency
Shares , 2.81%
(c) (d)
..................... 90,379 90,379
a
Total Short-Term Securities — 0.7%
(Cost: $ 152,074 ) ................................. 152,093
Total Investments — 100.4%
(Cost: $ 22,953,904 ) ............................... 20,621,421
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............. (81,425)
Net Assets — 100.0% ............................... $ 20,539,996
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
Focused Value Factor ETF
8
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 61,660
(a)
$ —  $ 35  $ 19  $ 61,714  61,695  $ 94
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 90,000  379
(a)
—  —  —  90,379  90,379  205  —
$ 35  $ 19
$ 152,093
$ 299  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (15,307) $ — $ — $ — $ (15,307)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (5,598) $ — $ — $ — $ (5,598)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 71,667
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,469,328  $ —  $ —  $ 20,469,328
Short-Term Securities
Money Market Funds ...................................... 152,093  —  —  152,093
$ 20,621,421  $ —  $ —  $ 20,621,421

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
September 30, 2022
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.4%
Moog, Inc., Class A .................... 6,126 $ 430,964
a
Air Freight & Logistics  — 1.3%
Air Transport Services Group, Inc.
(a)
......... 16,081 387,391
Atlas Air Worldwide Holdings, Inc.
(a)
......... 6,239 596,261
Hub Group, Inc., Class A
(a)
................ 6,967 480,584
1,464,236
a
Airlines  — 0.3%
SkyWest, Inc.
(a)
....................... 18,645 303,168
a
Auto Components  — 0.4%
Standard Motor Products, Inc. ............. 12,469 405,243
a
Automobiles  — 0.5%
Winnebago Industries, Inc. ............... 9,956 529,759
a
Banks  — 39.8%
1st Source Corp. ...................... 11,630 538,469
Allegiance Bancshares, Inc. ............... 11,912 495,897
Amerant Bancorp, Inc., Class A ............ 17,027 422,951
Ameris Bancorp ....................... 12,116 541,706
Associated Banc-Corp. .................. 23,653 474,952
Atlantic Union Bankshares Corp. ........... 14,649 445,037
Banc of California, Inc. .................. 27,785 443,726
BancFirst Corp. ....................... 6,464 578,334
Bank of NT Butterfield & Son Ltd. (The) ....... 14,991 486,608
BankUnited , Inc. ...................... 12,094 413,252
Banner Corp. ........................ 9,083 536,624
Brookline Bancorp, Inc. .................. 33,606 391,510
Byline Bancorp, Inc. .................... 20,161 408,260
Cadence Bank ....................... 18,159 461,420
Camden National Corp. ................. 11,435 487,131
Cathay General Bancorp ................. 12,020 462,289
CBTX, Inc. .......................... 17,352 507,546
Central Pacific Financial Corp. ............. 19,055 394,248
City Holding Co. ...................... 6,755 599,101
Columbia Banking System, Inc. ............ 16,475 475,963
Community Trust Bancorp, Inc. ............ 13,056 529,421
ConnectOne Bancorp, Inc. ............... 16,804 387,500
Customers Bancorp, Inc.
(a)
................ 10,196 300,578
CVB Financial Corp. .................... 22,906 579,980
Dime Community Bancshares, Inc. .......... 15,548 455,245
Eagle Bancorp, Inc. .................... 9,325 417,946
Eastern Bankshares , Inc. ................ 24,954 490,097
Enterprise Financial Services Corp. ......... 11,369 500,691
First Bancorp ........................ 12,718 465,224
First BanCorp ........................ 40,522 554,341
First Bancshares, Inc. (The)
(b)
............. 15,995 477,771
First Busey Corp. ...................... 21,227 466,569
First Financial Bancorp .................. 23,048 485,852
First Financial Corp. .................... 12,429 561,667
First Foundation, Inc. ................... 22,144 401,692
First Internet Bancorp ................... 12,506 423,453
First Interstate BancSystem , Inc., Class A ..... 14,629 590,280
First Merchants Corp. ................... 12,921 499,784
Fulton Financial Corp. ................... 32,411 512,094
German American Bancorp, Inc. ............ 14,159 505,618
Great Southern Bancorp, Inc. .............. 9,115 520,193
Hancock Whitney Corp. ................. 10,314 472,484
Hanmi Financial Corp. .................. 21,587 511,180
HarborOne Bancorp, Inc. ................ 38,366 514,872
Heartland Financial USA, Inc. ............. 11,246 487,627
Security Shares Value
a
Banks (continued)
Heritage Financial Corp. ................. 21,215 $ 561,561
Hilltop Holdings, Inc. .................... 18,296 454,656
Home BancShares , Inc. ................. 23,801 535,761
HomeStreet , Inc. ...................... 11,221 323,277
Hope Bancorp, Inc. .................... 33,062 417,904
Horizon Bancorp, Inc. ................... 28,811 517,446
Independent Bank Corp. ................. 24,451 467,014
Independent Bank Group, Inc. ............. 7,559 464,047
Lakeland Bancorp, Inc. .................. 32,254 516,387
National Bank Holdings Corp., Class A ....... 13,189 487,861
NBT Bancorp, Inc. ..................... 14,715 558,434
Nicolet Bankshares , Inc.
(a)(b)
............... 5,749 404,960
Northwest Bancshares, Inc. ............... 39,352 531,646
OceanFirst Financial Corp. ............... 26,800 499,552
OFG Bancorp ........................ 19,957 501,519
Old National Bancorp ................... 32,839 540,858
Old Second Bancorp, Inc. ................ 37,071 483,777
Origin Bancorp, Inc. .................... 12,719 489,300
Pacific Premier Bancorp, Inc. .............. 15,067 466,474
Park National Corp. .................... 4,092 509,372
Pathward Financial, Inc. ................. 9,680 319,053
Peapack -Gladstone Financial Corp. ......... 15,468 520,498
Peoples Bancorp, Inc. .................. 17,180 497,017
Premier Financial Corp. ................. 17,735 455,789
QCR Holdings, Inc. .................... 9,506 484,236
Renasant Corp. ....................... 15,894 497,164
Republic First Bancorp, Inc.
(a)
.............. 104,250 295,027
S&T Bancorp, Inc. ..................... 17,973 526,789
Sandy Spring Bancorp, Inc. ............... 11,974 422,203
Seacoast Banking Corp. ................. 15,169 458,559
Simmons First National Corp., Class A ....... 40,719 887,267
Southside Bancshares, Inc. ............... 13,135 464,454
SouthState Corp. ...................... 6,603 522,429
Texas Capital Bancshares, Inc.
(a)
........... 9,386 554,056
Towne Bank ......................... 17,966 482,028
TriCo Bancshares ..................... 13,437 599,962
Trustmark Corp. ...................... 17,494 535,841
UMB Financial Corp. ................... 5,542 467,135
United Bankshares , Inc. ................. 15,421 551,301
United Community Banks, Inc. ............. 15,266 505,305
Univest Financial Corp. .................. 20,132 472,699
Valley National Bancorp ................. 41,313 446,180
Washington Federal, Inc. ................. 16,390 491,372
Washington Trust Bancorp, Inc. ............ 10,246 476,234
WesBanco , Inc. ....................... 15,655 522,407
43,863,994
a
Biotechnology  — 0.3%
iTeos Therapeutics, Inc.
(a)
................ 16,715 318,421
a
Building Products  — 1.2%
Insteel Industries, Inc. ................... 14,542 385,799
Quanex Building Products Corp. ............ 25,626 465,368
UFP Industries, Inc. .................... 6,971 503,028
1,354,195
a
Capital Markets  — 0.3%
BGC Partners, Inc., Class A ............... 122,250 383,865
a
Chemicals  — 1.4%
AdvanSix , Inc. ........................ 10,528 337,949
American Vanguard Corp. ................ 26,472 495,026
Kronos Worldwide, Inc. .................. 34,658 323,706

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
10
2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Chemicals (continued)
Minerals Technologies, Inc. ............... 8,132 $ 401,802
1,558,483
a
Commercial Services & Supplies  — 1.7%
ABM Industries, Inc. .................... 11,683 446,641
BrightView Holdings, Inc.
(a)
............... 39,523 313,813
CoreCivic , Inc.
(a)
...................... 48,156 425,699
Interface, Inc. ........................ 39,639 356,354
Matthews International Corp., Class A ........ 16,622 372,499
1,915,006
a
Communications Equipment  — 0.9%
NETGEAR, Inc.
(a)
...................... 21,794 436,752
NetScout Systems, Inc.
(a)
................ 16,767 525,142
961,894
a
Construction & Engineering  — 0.8%
Argan , Inc. .......................... 13,252 426,317
Sterling Infrastructure, Inc.
(a)
.............. 20,070 430,903
857,220
a
Construction Materials  — 0.4%
Summit Materials, Inc., Class A
(a)
........... 17,318 414,939
a
Containers & Packaging  — 0.4%
Greif, Inc., Class A ..................... 8,268 492,525
a
Distributors  — 0.6%
Funko , Inc., Class A
(a)
................... 31,183 630,520
a
Diversified Consumer Services  — 1.2%
Adtalem Global Education, Inc.
(a)
........... 18,105 659,928
Stride, Inc.
(a)
......................... 14,806 622,296
1,282,224
a
Diversified Financial Services  — 0.4%
A-Mark Precious Metals, Inc. .............. 13,910 394,905
a
Diversified Telecommunication Services  — 0.3%
EchoStar Corp., Class A
(a)
................ 22,099 363,971
a
Electric Utilities  — 0.8%
PNM Resources, Inc. ................... 11,284 516,017
Portland General Electric Co. .............. 9,753 423,866
939,883
a
Electrical Equipment  — 0.9%
Atkore , Inc.
(a)
......................... 5,465 425,232
Encore Wire Corp.
(b)
.................... 4,716 544,886
970,118
a
Electronic Equipment, Instruments & Components  — 2.6%
Benchmark Electronics, Inc. .............. 21,482 532,324
Knowles Corp.
(a)
...................... 24,984 304,055
Methode Electronics, Inc. ................ 12,437 462,034
Sanmina Corp.
(a)
...................... 13,308 613,233
TTM Technologies, Inc.
(a)
................. 36,295 478,368
Vishay Intertechnology , Inc. ............... 27,444 488,229
2,878,243
a
Energy Equipment & Services  — 0.6%
Bristow Group, Inc.
(a)
................... 14,507 340,769
ProPetro Holding Corp.
(a)
................. 38,614 310,843
651,612
a
Equity Real Estate Investment Trusts (REITs)  — 2.4%
Acadia Realty Trust .................... 24,534 309,619
Broadstone Net Lease, Inc. ............... 24,697 383,545
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Chatham Lodging Trust
(a)
................ 39,007 $ 384,999
City Office REIT, Inc. ................... 30,458 303,666
CTO Realty Growth, Inc. ................. 24,332 455,982
PotlatchDeltic Corp. .................... 10,201 418,649
SITE Centers Corp. .................... 32,190 344,755
2,601,215
a
Food & Staples Retailing  — 0.8%
SpartanNash Co. ...................... 16,305 473,171
Sprouts Farmers Market, Inc.
(a)(b)
........... 16,820 466,755
939,926
a
Food Products  — 0.5%
Hostess Brands, Inc., Class A
(a)(b)
........... 24,517 569,775
a
Health Care Technology  — 0.4%
Computer Programs and Systems, Inc.
(a)
...... 15,614 435,318
a
Hotels, Restaurants & Leisure  — 0.7%
Bloomin ' Brands, Inc. ................... 24,517 449,397
Brinker International, Inc.
(a)(b)
.............. 14,096 352,118
801,515
a
Household Durables  — 3.1%
Century Communities, Inc. ............... 10,041 429,554
Ethan Allen Interiors, Inc. ................ 20,633 436,182
GoPro, Inc., Class A
(a)
................... 63,059 310,881
KB Home ........................... 16,612 430,583
M/I Homes, Inc.
(a)
...................... 12,128 439,397
Meritage Homes Corp.
(a)
................. 6,789 477,063
Taylor Morrison Home Corp.
(a)
............. 19,761 460,826
Tri Pointe Homes, Inc.
(a)
................. 26,787 404,752
3,389,238
a
Household Products  — 0.4%
Central Garden & Pet Co., Class A
(a)
......... 13,190 450,570
a
Insurance  — 3.4%
Argo Group International Holdings, Ltd. ....... 13,031 250,977
CNO Financial Group, Inc. ................ 21,438 385,241
Employers Holdings, Inc. ................. 12,961 447,025
Horace Mann Educators Corp. ............. 12,710 448,536
ProAssurance Corp. .................... 19,778 385,869
Safety Insurance Group, Inc. .............. 5,852 477,289
Selective Insurance Group, Inc.
(b)
........... 6,019 489,947
Stewart Information Services Corp. .......... 8,772 382,810
United Fire Group, Inc. .................. 17,313 497,402
3,765,096
a
Interactive Media & Services  — 0.3%
Ziff Davis, Inc.
(a)(b)
...................... 5,558 380,612
a
Leisure Products  — 0.7%
MasterCraft Boat Holdings, Inc.
(a)
........... 21,857 412,004
Vista Outdoor, Inc.
(a)
.................... 15,071 366,527
778,531
a
Machinery  — 1.3%
Hillenbrand, Inc. ...................... 12,178 447,176
Mueller Industries, Inc. .................. 9,929 590,180
Terex Corp. .......................... 15,084 448,598
1,485,954
a
Marine  — 1.1%
Eagle Bulk Shipping, Inc. ................ 7,898 341,035
Genco Shipping & Trading Ltd. ............. 22,773 285,346
Matson, Inc. ......................... 4,460 274,379

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Marine (continued)
Safe Bulkers, Inc. ..................... 113,004 $ 279,120
1,179,880
a
Metals & Mining  — 1.4%
Commercial Metals Co. .................. 12,924 458,543
Schnitzer Steel Industries, Inc., Class A ....... 10,356 294,732
TimkenSteel Corp.
(a)
.................... 24,584 368,514
Warrior Met Coal, Inc. ................... 14,495 412,238
1,534,027
a
Multi-Utilities  — 0.5%
Unitil Corp. .......................... 10,783 500,870
a
Oil, Gas & Consumable Fuels  — 5.0%
Berry Corp. .......................... 52,122 390,915
Chord Energy Corp. .................... 7,487 1,023,997
CNX Resources Corp.
(a)
................. 25,960 403,159
CVR Energy, Inc. ...................... 21,061 610,348
DHT Holdings, Inc. ..................... 92,741 701,122
Dorian LPG, Ltd. ...................... 37,122 503,745
Matador Resources Co. ................. 10,153 496,685
Murphy Oil Corp. ...................... 13,318 468,394
Sitio Royalties Corp. .................... 19,952 441,139
World Fuel Services Corp. ................ 19,892 466,268
5,505,772
a
Paper & Forest Products  — 0.8%
Clearwater Paper Corp.
(a)
................ 19,190 721,544
Glatfelter Corp. ....................... 43,736 136,019
857,563
a
Pharmaceuticals  — 0.3%
Innoviva , Inc.
(a)
....................... 27,798 322,735
a
Professional Services  — 0.5%
CRA International, Inc. .................. 6,384 566,516
a
Real Estate Management & Development  — 0.5%
Anywhere Real Estate, Inc.
(a)
.............. 34,305 278,214
Newmark Group, Inc., Class A ............. 33,788 272,331
550,545
a
Road & Rail  — 2.1%
Covenant Logistics Group, Inc., Class A ....... 24,984 717,041
Heartland Express, Inc. .................. 38,231 547,085
Marten Transport Ltd. ................... 30,287 580,299
Werner Enterprises, Inc. ................. 13,120 493,312
2,337,737
a
Semiconductors & Semiconductor Equipment  — 1.8%
Alpha & Omega Semiconductor Ltd.
(a)
........ 9,842 302,740
Amkor Technology, Inc. .................. 24,765 422,243
Cohu , Inc.
(a)
......................... 18,172 468,474
Kulicke & Soffa Industries, Inc. ............. 9,602 369,965
Photronics , Inc.
(a)
...................... 31,698 463,425
2,026,847
a
Software  — 0.4%
Xperi Holding Corp. .................... 31,056 439,132
a
Specialty Retail  — 5.8%
Arko Corp. .......................... 59,109 555,034
Caleres , Inc. ......................... 27,828 673,994
Conn's, Inc.
(a)
........................ 34,906 247,135
Security Shares Value
a
Specialty Retail (continued)
Container Store Group, Inc. (The)
(a)(b)
........ 65,839 $ 322,611
Genesco, Inc.
(a)
....................... 8,456 332,490
Group 1 Automotive, Inc. ................. 3,205 457,898
Haverty Furniture Cos., Inc. ............... 19,618 488,488
LL Flooring Holdings, Inc.
(a)
............... 38,366 265,876
MarineMax , Inc.
(a)
...................... 13,360 397,995
ODP Corp. (The)
(a)
..................... 11,736 412,520
Shoe Carnival, Inc. ..................... 18,446 395,482
Signet Jewelers Ltd. .................... 7,399 423,149
TravelCenters of America, Inc.
(a)
............ 12,521 675,258
Urban Outfitters, Inc.
(a)
.................. 21,422 420,942
Zumiez , Inc.
(a)
........................ 14,078 303,099
6,371,971
a
Textiles, Apparel & Luxury Goods  — 0.8%
G-III Apparel Group Ltd.
(a)
................ 19,885 297,281
Oxford Industries, Inc. .................. 5,944 533,652
830,933
a
Thrifts & Mortgage Finance  — 3.9%
Capitol Federal Financial, Inc. ............. 48,864 405,571
Kearny Financial Corp. .................. 41,763 443,523
NMI Holdings, Inc., Class A
(a)
.............. 26,086 531,372
Northfield Bancorp, Inc. ................. 37,460 536,053
Provident Financial Services, Inc. ........... 22,720 443,040
Radian Group, Inc. ..................... 24,219 467,184
TrustCo Bank Corp. .................... 16,650 523,143
Waterstone Financial, Inc. ................ 27,812 449,442
WSFS Financial Corp. .................. 11,404 529,830
4,329,158
a
Trading Companies & Distributors  — 2.3%
Boise Cascade Co. .................... 7,743 460,399
DXP Enterprises, Inc.
(a)
.................. 19,856 470,190
Herc Holdings, Inc. ..................... 3,219 334,389
MRC Global, Inc.
(a)(b)
.................... 45,163 324,722
Rush Enterprises, Inc., Class A ............ 10,566 463,425
Titan Machinery, Inc.
(a)
.................. 19,034 537,901
2,591,026
a
Total Long-Term Investments — 98.7%
(Cost: $126,239,593) ............................. 108,907,850
a
Short-Term Securities
Money Market Funds  —  5.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.18%
(c)(d)(e)
................... 3,485,991 3,487,037
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.81%
(c)(d)
.................... 2,036,924 2,036,924
a
Total Short-Term Securities — 5.0%
(Cost: $5,522,349) ............................... 5,523,961
Total Investments — 103.7%
(Cost: $131,761,942) ............................. 114,431,811
Liabilities in Excess of Other Assets — (3.7)% ............ (4,105,853)
Net Assets — 100.0% .............................. $ 110,325,958
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
12
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
  Shares
Held at
09/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,779,361 $ — $ (295,248)
(a)
$ 1,555 $ 1,369 $ 3,487,037 3,485,991 $ 5,251
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 6,160,000 — (4,123,076)
(a)
— — 2,036,924 2,036,924 13,836 —
$ 1,555 $ 1,369
$ 5,523,961
$ 19,087 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 1 12/16/22 $ 94 $ (11,333)
Russell 2000 E-Mini Index ............................................................... 1 12/16/22 83 (8,858)
$ (20,191)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
02/27/23
$ 721,54 5 $ (38,46 5 )
(c)
$ 683,523 0.7%
Monthly
HSBC Bank PLC
(d)
02/10/23
112,343 (2,309)
(e)
110,117 0.1
Monthly
JPMorgan Chase Bank NA
(f)
02/08/23
429,037 (20,89 7 )
(g)
409,585 0.4
$ (61,671) $ 1,203,225
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(443) of net dividends and financing fees.
(e)
Amount includes $(83) of net dividends and financing fees.
(g)
Amount includes $(1,445) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 65 basis points 65 basis points 65 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
13
Schedule of Investments
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date February 27,
2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
BankUnited , Inc. .................... 143 $ 4,886 0.7%
Berkshire Hills Bancorp, Inc. ............ 17,722 483,811 70.8
Brookline Bancorp, Inc. ................ 397 4,625 0.7
Cadence Bank ..................... 226 5,743 0.9
City Holding Co. .................... 80 7,095 1.0
Columbia Banking System, Inc. .......... 195 5,634 0.8
CVB Financial Corp. .................. 271 6,862 1.0
Eagle Bancorp, Inc. .................. 111 4,975 0.7
First Bancorp ...................... 639 12,405 1.8
First Commonwealth Financial Corp. ....... 653 8,385 1.2
First Financial Bancorp ................ 290 6,113 0.9
Hanmi Financial Corp. ................ 271 6,417 0.9
Heritage Financial Corp. ............... 251 6,644 1.0
HomeStreet , Inc. .................... 133 3,832 0.6
Hope Bancorp, Inc. .................. 392 4,955 0.7
National Bank Holdings Corp., Class A ..... 166 6,140 0.9
NBT Bancorp, Inc. ................... 174 6,603 1.0
Northwest Bancshares, Inc. ............. 466 6,296 0.9
OFG Bancorp ...................... 236 5,931 0.9
Pacific Premier Bancorp, Inc. ............ 123 3,808 0.6
Renasant Corp. ..................... 188 5,881 0.9
S&T Bancorp, Inc. ................... 213 6,243 0.9
Seacoast Banking Corp. ............... 192 5,804 0.9
Simmons First National Corp., Class A ..... 481 10,481 1.5
Southside Bancshares, Inc. ............. 40 1,414 0.2
United Community Banks, Inc. ........... 192 6,355 0.9
637,338
Thrifts & Mortgage Finance
Capitol Federal Financial, Inc. ........... 579 4,805 0.7
TrustCo Bank Corp. .................. 197 6,190 0.9
WSFS Financial Corp. ................ 135 6,272 0.9
17,267
Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust .................. 290 3,660 0.5
a
Insurance
Employers Holdings, Inc. ............... 153 5,277 0.8
Horace Mann Educators Corp. ........... 150 5,293 0.8
ProAssurance Corp. .................. 234 4,565 0.7
Safety Insurance Group, Inc. ............ 69 5,628 0.8
Shares Value
% of
Basket
Value
Insurance (continued)
Stewart Information Services Corp. ........ 103 $ 4,495 0.6%
25,258
Total Reference Entity — Long
683,523
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 683,523
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Allegiance Bancshares, Inc. ............. 291 $ 12,119 11.0%
Ameris Bancorp ..................... 143 6,394 5.8
Banner Corp. ...................... 108 6,381 5.8
Berkshire Hills Bancorp, Inc. ............ 847 23,123 21.0
Central Pacific Financial Corp. ........... 226 4,676 4.3
Customers Bancorp, Inc. ............... 121 3,567 3.2
First Commonwealth Financial Corp. ....... 2,997 38,482 34.9
Pathward Financial, Inc. ............... 115 3,790 3.4
Trustmark Corp. .................... 207 6,340 5.8
104,872
Thrifts & Mortgage Finance
Provident Financial Services, Inc. ......... 269 5,245 4.8
a
Total Reference Entity — Long
110,117
Net Value of Reference Entity — HSBC Bank PLC .... $ 110,117
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 8,
2023 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
First Commonwealth Financial Corp. ....... 31,834 $ 408,749 99.8%
Pacific Premier Bancorp, Inc. ............ 27 836 0.2
409,585
Total Reference Entity — Long
409,585
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 409,585
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (61,671)

Schedule of Investments
(unaudited) (continued)
September 30, 2022
iShares
®
US Small Cap Value Factor ETF
14
2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 20,191 $ — $ — $ — $ 20,191
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 61,671 — — — 61,671
$ —
$ — $ 81,862 $ — $ — $ — $ 81,862
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (43,674) $ — $ — $ — $ (43,674)
Swaps ......................................... — — (442,317) — — — (442,317)
$ — $ — $ (485,991) $ — $ — $ — $ (485,991)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (28,303) $ — $ — $ — $ (28,303)
Swaps ......................................... — — (69,387) — — — (69,387)
$ —
$ — $ (97,690) $ — $ — $ — $ (97,690)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 312,463
Total return swaps
Average notional amount ............................................................................................... $ 4,022,883
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................ $ —  $ 20,191
Swaps — OTC
(a)
................................................................................ —  61,671
Total derivative assets and liabilities in the Statements of Assets and Liabilities ........................................ $ —  $ 81,862
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .....................................
—  (20,191)
Total derivative assets and liabilities subject to an MNA ........................................................ $ —  $ 61,671
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2022
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
Goldman Sachs Bank USA .............................. $ 38,465  $ –  $ –  $ –  $ 38,465
HSBC Bank PLC ..................................... 2,309  –  –  –  2,309
JPMorgan Chase Bank NA .............................. 20,897  –  –  –  20,897
$ 61,671  $ –  $ –  $ –  $ 61,671
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 108,907,850  $ —  $ —  $ 108,907,850
Short-Term Securities
Money Market Funds ..................................... 5,523,961  —  —  5,523,961
$ 114,431,811  $ —  $ —  $ 114,431,811
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts .......................................... $ (20,191) $ (61,671) $ —  $ (81,862)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16
2022
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
September 30, 2022
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 20,469,328  $ 108,907,850
Investments, at value — affiliated
(c)
....................................................................... 152,093  5,523,961
Cash pledged:
Futures contracts ................................................................................. —  14,000
Receivables:
Securities lending income — affiliated ................................................................... 54  1,234
Dividends — unaffiliated ............................................................................ 39,429  115,489
Dividends — affiliated .............................................................................. 108  3,609
Total assets ......................................................................................
20,661,012  114,566,143
LIABILITIES
Bank overdraft ..................................................................................... 54,776  666,901
Collateral on securities loaned .......................................................................... 61,660  3,486,595
Payables:
Investments purchased ............................................................................. —  4,082
Investment advisory fees ............................................................................ 4,580  19,283
Variation margin on futures contracts .................................................................... —  1,653
Unrealized depreciation on:
OTC swaps ..................................................................................... —  61,671
Total liabilities .....................................................................................
121,016  4,240,185
NET ASSETS .....................................................................................
$ 20,539,996  $ 110,325,958
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 27,784,335  $ 130,872,864
Accumulated loss .................................................................................. (7,244,339) (20,546,906)
NET ASSETS .....................................................................................
$ 20,539,996  $ 110,325,958
NET ASSET VALUE
Shares outstanding ................................................................................. 450,000  4,300,000
Net asset value .................................................................................... $ 45.64  $ 25.66
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 61,122  $ 3,120,139
(b)
Investments, at cost — unaffiliated ..................................................................... $ 22,801,830  $ 126,239,593
(c)
Investments, at cost — affiliated ....................................................................... $ 152,074  $ 5,522,349

17
Financial Statements
Statements of Operations
(unaudited)
Six Months Ended September 30, 2022
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 431,911  $ 1,900,206
Dividends — affiliated .............................................................................. 205  13,836
Interest — unaffiliated .............................................................................. —  48
Securities lending income — affiliated — net ............................................................... 94  5,251
Foreign taxes withheld ............................................................................. (864) (1,891)
Total investment income ..............................................................................
431,346  1,917,450
EXPENSES
Investment advisory ............................................................................... 33,706  220,377
Total expenses .................................................................................... 33,706  220,377
Less: —  (75,037)
Investment advisory fees waived ....................................................................... —  (75,037)
Total expenses after fees waived ........................................................................
33,706  145,340
Net investment income ...............................................................................
397,640  1,772,110
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (4,553,079) (4,226,009)
Investments — affiliated ........................................................................... 35  1,555
Futures contracts ............................................................................... (15,307) (43,674)
In-kind redemptions — unaffiliated
(a)
................................................................... 297,848  3,070,222
Swaps   ...................................................................................... —  (442,317)
(4,270,503) (1,640,223)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (2,217,321) (21,295,733)
Investments — affiliated ........................................................................... 19  1,369
Futures contracts ............................................................................... (5,598) (28,303)
Swaps   ...................................................................................... —  (69,387)
(2,222,900) (21,392,054)
Net realized and unrealized loss .........................................................................
(6,493,403) (23,032,277)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................
$ (6,095,763) $ (21,260,167)
(a)
See Note 2 of the Notes to Financial Statements.

18
2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Focused Value Factor ETF
iShares
US Small Cap Value Factor ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 397,640  $ 1,151,152  $ 1,772,110  $ 2,601,165
Net realized gain (loss) ......................................... (4,270,503) 14,306,514  (1,640,223) 5,799,701
Net change in unrealized appreciation (depreciation) ..................... (2,222,900) (10,805,165) (21,392,054) (6,804,306)
Net increase (decrease) in net assets resulting from operations ................
(6,095,763) 4,652,501  (21,260,167) 1,596,560
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(388,343) (1,163,130) (2,050,140) (3,383,522)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(8,071,779) (8,396,139) (45,862,226) 68,225,121
NET ASSETS
Total increase (decrease) in net assets ................................ (14,555,885) (4,906,768) (69,172,533) 66,438,159
Beginning of period .............................................
35,095,881  40,002,649  179,498,491  113,060,332
End of period .................................................
$ 20,539,996  $ 35,095,881  $ 110,325,958  $ 179,498,491
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

19
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Focused Value Factor ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Period From
03/19/19
(a)
to 03/31/19
Net asset value, beginning of period .....................
$ 58.49  $ 53.34  $ 30.23  $ 48.63  $ 49.43
Net investment income
(b)
............................. 0 .78  1 .71  1 .23  1 .33  0 .04
Net realized and unrealized gain (loss)
(c)
...................
(12.81) 5 .25  23.04  (18.31) ( 0 .84 )
Net increase (decrease) from investment operations ............
(12.03) 6 .96  24.27  (16.98) ( 0 .80 )
Distributions from net investment income
(d)
................... ( 0 .82 ) ( 1 .81 ) ( 1 .16 ) ( 1 .42 ) —
Net asset value, end of period ..........................
$ 45.64  $ 58.49  $ 53.34  $ 30.23  $ 48.63
Total Return
(e)
– – – – –
Based on net asset value ..............................
(20.67) %
(f)
13.20% 81.85% (35.71) % ( 1 .62 ) %
(f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses .....................................
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25%
(h)
Net investment income ................................
2 .96%
(h)
3 .01% 3 .20% 2 .76% 2 .36%
(h)
Supplemental Data
Net assets, end of period (000) ..........................
$ 20,540  $ 35,096  $ 40,003  $ 18,141  $ 31,607
Portfolio turnover rate
(i)
................................
120% 138% 70% 149% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

20
2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares US Small Cap Value Factor ETF
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Period From
10/27/20
(a)
to 03/31/21
Net asset value, beginning of period .....................................................
$ 30.68  $ 30.56  $ 19.56
Net investment income
(b)
............................................................. 0 .35  0 .57  0 .20
Net realized and unrealized gain (loss)
(c)
...................................................
( 4 .93 ) 0 .28  10.94
Net increase (decrease) from investment operations ............................................
( 4 .58 ) 0 .85  11.14
Distributions from net investment income
(d)
................................................... ( 0 .44 ) ( 0 .73 ) ( 0 .14 )
Net asset value, end of period ..........................................................
$ 25.66  $ 30.68  $ 30.56
Total Return
(e)
– – –
Based on net asset value ..............................................................
(15.02) %
(f)
2 .79% 57.05%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .....................................................................
0 .30%
(h)
0 .30% 0 .30%
(h)
Total expenses after fees waived .........................................................
0 .20%
(h)
0 .20% 0 .20%
(h)
Net investment income ................................................................
2 .42%
(h)
1 .84% 1 .74%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 110,326  $ 179,498  $ 113,060
Portfolio turnover rate
(i)
................................................................
64% 13% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
21
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized their ability to temporarily borrow from that custodian for operational purposes. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
Focused Value Factor .................................................................................................. Diversified
US Small Cap Value Factor .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
22
2022
iShares Semi-Annual Report to Shareholders
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.  Total return swaps are entered into by the iShares US Small Cap Value Factor ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market
(e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Focused Value Factor
Goldman Sachs & Co. LLC ..................................... $ 61,122  $ (61,122) $ —  $ —
$ 61,122  $ (61,122)
$ —
$ —
a
US Small Cap Value Factor
BNP Paribas SA ............................................. 428,815  (428,815) —  —
BofA Securities, Inc. .......................................... 725,268  (725,268) —  —
Goldman Sachs & Co. LLC ..................................... 801,206  (801,206) —  —
Jefferies LLC ............................................... 372,394  (372,394) —  —
National Financial Services LLC .................................. 470,826  (470,826) —  —
Toronto-Dominion Bank ........................................ 107,532  (107,532) —  —
UBS AG .................................................. 115,482  (115,482) —  —
UBS Securities LLC .......................................... 98,616  (98,616) —  —
$ 3,120,139  $ (3,120,139)
$ —
$ —
a
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of
Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
24
2022
iShares Semi-Annual Report to Shareholders
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares US Small Cap Value
Factor ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.20% through March 31, 2023.
iShares ETF Investment Advisory Fees
Focused Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
US Small Cap Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 11, 2022, ETF Services were performed by State Street Bank and Trust Company for the iShares Focused Value Factor ETF.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company for the iShares US Small Cap Value Factor ETF.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
US Small Cap Value Factor ............................................................................................................................................. $ 75,037
iShares ETF Amounts
Focused Value Factor ................................................................................................. $ 39
US Small Cap Value Factor ............................................................................................. 2,012
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Focused Value Factor ............................................................. $ 2,682,067  $ 2,810,494  $ (606,965)
US Small Cap Value Factor ......................................................... 349,104  2,225,142  (247,881)

Notes to Financial Statements
(unaudited) (continued)
26
2022
iShares Semi-Annual Report to Shareholders
7. Purchases and Sales
For the six months ended September 30, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of September 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,
iShares ETF Purchases Sales
Focused Value Factor ............................................................................... $ 32,477,025  $ 32,450,154
US Small Cap Value Factor ........................................................................... 90,831,107  96,982,499
iShares ETF In-kind Purchases In-kind Sales
Focused Value Factor ............................................................................... $ —  $ 8,045,821
US Small Cap Value Factor ........................................................................... 6,674,961  43,377,431
iShares ETF Amounts
Focused Value Factor .................................................................................................
$ 548,219
US Small Cap Value Factor .............................................................................................
539,143
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Focused Value Factor ........................................... $ 23,050,737  $ 338,617  $ (2,767,933) $ (2,429,316)
US Small Cap Value Factor ....................................... 132,721,908  3,260,081  (21,632,040) (18,371,959)

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant
Six Months Ended
09/30/22
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Focused Value Factor
Shares sold ............................................... —  $ —  500,000  $ 29,481,775
Shares redeemed ........................................... (150,000) (8,071,779) (650,000) (37,877,914)
(150,000) $ (8,071,779) (150,000) $ (8,396,139)
US Small Cap Value Factor
Shares sold ............................................... 300,000  $ 8,289,804  3,300,000  $ 103,708,907
Shares redeemed ........................................... (1,850,000) (54,152,030) (1,150,000) (35,483,786)
(1,550,000) $ (45,862,226) 2,150,000  $ 68,225,121

Notes to Financial Statements
(unaudited) (continued)
28
2022
iShares Semi-Annual Report to Shareholders
fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
29
Board Review and Approval of Investment Advisory Contract
iShares Focused Value Factor ETF, iShares US Small Cap Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
30
2022
iShares Semi-Annual Report to Shareholders
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

General Information
31
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-SAR-320-0922
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	November 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	November 21, 2022

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	November 21, 2022